As filed with the Securities and Exchange Commission on April 20, 2018

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04556

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (720) 493-4256

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, CO 80202

(Name and Address of Agent for Service)

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

EXPLANATORY NOTE - The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2017, originally filed with the Securities and Exchange Commission on January 5, 2018 (Accession Number 0001193125-18-004094) to amend Item 1, “Reports to Shareholders”. The purpose of this amendment is to add the year end information for 2013, 2014 and 2015 onto the Financial Highlights presented on page 58 and page 61 of the Asset Allocation Funds’ annual report for Transamerica Asset Allocation – Moderate Growth Portfolio - Class R and Transamerica Asset Allocation – Moderate Portfolio - Class R. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.

Item 1:	Report(s) to Shareholders.

The Annual Report is attached.

TRANSAMERICA FUNDS

ANNUAL REPORT

OCTOBER 31, 2017

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

Transamerica Funds	Annual Report 2017

Dear Shareholder,

On behalf of Transamerica Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial adviser in the future. We value the trust you have placed in us.

This annual report is provided to you to show the investments of your Fund(s). The Securities and Exchange Commission requires that annual and semi-annual reports be sent to all shareholders, and we believe it to be an important part of the investment process. This report provides detailed information about your Fund(s) for the 12-month period ending October 31, 2017.

We believe it is important to understand market conditions over the last year to provide a context for reading this report. In early November of 2016, the surprise election victory of Donald Trump generated a strong reaction in both the equity and fixed income markets. As a result, the final two months of 2016 saw a move upward in stocks, driven by the prospect of less overall government regulation and the potential for legislation out of Washington pertaining to tax reform and enhanced levels of fiscal spending. Longer term interest rates also rose materially during this time in response to anticipation of new economic policies perceived to be more growth oriented and inflationary. Between election-day and calendar year end, the 10-year Treasury yield jumped from 1.88% to 2.45%.

After this initial spike in long term yields, market interest rates fluctuated with the 10-year Treasury yield ranging from a high of 2.62% in March 2017 to a low of 2.05% in September 2017. Much of this movement appeared to be in response to the lack of legislative progress regarding the new administration’s economic agenda. On October 31, 2017, the 10-year Treasury yield closed at 2.38%.

Equity markets were a different story, as most major U.S. market indices, including the Dow Jones Industrial Average, the S&P 500® and the NASDAQ moved higher during the year. The primary catalyst for the ascent in stocks was corporate earnings, as during the first half of 2017 S&P 500® companies posted their strongest levels of earnings growth in five years, as seen by aggregate double digit profit growth in both the first and second quarters. This helped to propel the equity markets even as the progress in Washington regarding new economic policy was significantly slower than anticipated. These strong corporate profit results and lower default rates also helped to support credit markets as high yield bond spreads tightened to their lowest levels in three years.

In regard to the broader economy, gross domestic product (“GDP”) growth exceeded 3% in the second quarter of 2017 for the first time in two years as steady job gains combined with growth in wages and consumer spending. The U.S. Federal Reserve (“Fed”) also moved more quickly toward normalizing short term interest rates, raising the Federal Funds Rate three times, effectively putting an end to the zero interest rate policy that had been in effect since 2008. In September 2017, the Fed announced a formal schedule to finally begin reducing its balance sheet of more than $4 trillion in bonds, which will be implemented over several years.

For the 12-month period ending October 31, 2017, the S&P 500® returned 23.63% while the MSCI EAFE Index, representing international developed market equities, gained 24.01%. During the same period, the Bloomberg Barclays US Aggregate Bond Index returned 0.90%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial adviser is a key resource to help you build a complete picture of your current and future financial needs. Financial advisers are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your adviser, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial adviser if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Funds

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of the Transamerica Funds. These views are subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of the Transamerica Funds.

Transamerica Asset Allocation – Conservative Portfolio

(unaudited)

MARKET ENVIRONMENT

The 12-month period ended October 31, 2017 was characterized by rising equity markets around the world. The victory by Donald Trump in the November 2016 U.S. presidential election raised investor hopes for a regime of tax cuts, amped up infrastructure spending, and business deregulation. The equity markets responded positively as these expectations persisted throughout the year while at the same time corporate earnings grew strongly. Over the period, the S&P 500® returned 23.63%. U.S. small caps fared even better, with the Russell 2000® Index gaining 27.85%. Growth stocks significantly outpaced value stocks across all market-cap ranges. In the large-cap realm, for example, the Russell Top 200® Growth Index returned 30.87% versus the Russell Top 200® Value Index’s 18.10% gain.

Foreign stocks were every bit as strong as U.S. stocks. The MSCI EAFE Index of developed foreign markets returned 24.01% in U.S. dollar terms, while the MSCI Emerging Markets Index gained 26.91%. Gains in real estate investment trusts (“REITs”) were more muted globally. The FTSE EPRA/NAREIT Developed REITS Index was up only 4.77% for the period.

Bond returns were subdued as the U.S. Federal Reserve (“Fed”) gradually tightened its monetary policy. The Fed raised the Federal Funds Rate three times during the period (December 2016, March 2017, and June 2017). Also, in September 2017 the Fed announced it would begin reducing its holdings of Treasuries and mortgage bonds by not replacing maturing bonds, effectively shrinking money supply. These moves were well-forecast, and the bond market seemed to take them in stride. Bonds initially sold off sharply after the November 2016 Trump victory (given the expectation for inflationary policies). But bonds clawed back some of those losses throughout 2017 even as the Fed tightened. Overall, Treasury prices retreated only moderately for the period as a whole, pushing the yield on the 10-year Treasury from 1.85% on November 1, 2016 to 2.38% as of October 31, 2017. The Bloomberg Barclays US Aggregate Bond Index still managed to post a positive 0.90% total return. Foreign investment-grade bonds also sold off in November 2016 before recovering ground in 2017’s first half; the Citi WGBI Non-USD Index managed a 0.73% return for the full 12-month period. Meanwhile, U.S. high-yield bonds gained strongly on the back of healthy corporate earnings, with the Bloomberg Barclays US Corporate High-Yield 2% Issuer Capped Index notching an 8.92% return. Emerging markets debt also enjoyed meaningful gains; the JPMorgan EMBI Global Diversified Index returned 6.32% in U.S. dollar terms.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation — Conservative Portfolio Class A returned 8.78%, excluding any sales charges. By comparison, its primary and secondary benchmarks, the Bloomberg Barclays US Aggregate Bond Index and the Wilshire 5000 Total Market IndexSM, returned 0.90% and 23.75%, respectively.

STRATEGY REVIEW

The goal of the Fund has always been to provide investors one-stop participation in the global financial markets, including asset classes beyond those reflected in the primary and secondary benchmarks. The Fund provides a mix of about 35% equity and 65% fixed-income securities under normal conditions. The equity side is intended to cover both domestic and international markets across a range of investment styles, including larger and smaller companies and value and growth stocks. The fixed-income portion normally includes investment-grade and credit-sensitive holdings, shorter- and longer-term bonds, and international bonds. The Fund also normally incorporates emerging markets, and can own real estate securities and alternative strategies such as managed-futures, global-macro, event-driven strategies.

During the reporting period, management’s underweight to U.S. stocks and overweight to foreign developed markets — prompted by lofty U.S. equity valuations — was essentially a wash. Although foreign developed markets have meaningfully outperformed in 2017, the returns of the MSCI EAFE Index and S&P 500® are about the same when one includes the late-2016 post-election surge in U.S. equities. An overweight to emerging markets, however, was significant as emerging-markets equity outperformed both U.S. and foreign developed-market equity. Investing a portion of the foreign equity in small-cap stocks was also a boon. In the bond portfolio, holding duration moderately short of the benchmark and maintaining a diversified credit mix was helpful as prices for longer-term government bonds declined. Overweighting emerging-markets debt benefited the Fund as well. Defensively favoring floating-rate bank loans over fixed-rate bonds in the noninvestment-grade sleeve meant the portfolio missed some of the upside in high-yield bonds, but floating-rate bank loans also outperformed the Bloomberg Barclays US Aggregate Bond Index.

The Fund’s underlying mutual funds held their own as a group. All three of the core bond funds outpaced the Bloomberg Barclays US Aggregate Bond Index, as did all of the other seven fixed-income funds owned during the period, which cover diversifying asset classes such as high-yield bonds, emerging-markets debt, and floating-rate bank loans. Two of the four U.S. large-cap growth funds chalked up gains of more than 30% on the back of a surging technology sector, while both of the U.S. large-cap value funds outpaced the Russell 1000® Value Index by about three percentage points. The international equity funds were mixed, with about half beating their style indexes and half not. The Fund’s stake in three absolute-return funds was the main disappointment, with two of the three suffering negative returns. Those funds are held as a substitute for a small portion of the bond portfolio to help hedge against rising interest rates.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Conservative Portfolio

(unaudited)

STRATEGY REVIEW (continued)

As of this writing, we believe U.S. equities are overvalued, trading at historically high price/earnings multiples on top of corporate profit margins that are also at the high end of their range. In the third quarter of 2017, the S&P 500® recorded its eighth consecutive quarterly gain. We see signs that investors may have grown complacent, perhaps overlooking the current level of price risk in the equity markets. In fact, many asset classes appear unattractive to us now from a valuation standpoint. We are responding to this environment by positioning defensively in some ways — for example, moderately underweighting equity via a meaningful reduction in U.S. equity, favoring floating-rate bank loans in the bond portfolio’s credit-sensitive sleeve, and hedging against rising rates by limiting bond duration and owning absolute-return strategies in place of bonds. Otherwise we are overweighting the areas where we see remaining value and underweighting what we deem to be overvalued asset classes. Of course we are doing all of this in the context of seeking the appropriate diversification and risk level you have come to expect from the Fund.

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Investment Management LLC

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	53.3%
U.S. Equity Funds	19.3
International Equity Funds	13.8
International Fixed Income Funds	8.2
U.S. Alternative Funds	3.2
International Alternative Funds	1.2
U.S. Mixed Allocation Fund	1.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Conservative Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class A (POP)	2.80%	4.23%	3.41%		03/01/2002
Class A (NAV)	8.78%	5.41%	4.00%		03/01/2002
Bloomberg Barclays US Aggregate Bond Index (A)	0.90%	2.04%	4.19%
Wilshire 5000 Total Market IndexSM (B)	23.75%	14.94%	7.62%
Class B (POP)	2.86%	4.43%	3.43%		03/01/2002
Class B (NAV)	7.86%	4.60%	3.43%		03/01/2002
Class C (POP)	6.99%	4.67%	3.32%		11/11/2002
Class C (NAV)	7.99%	4.67%	3.32%		11/11/2002
Class I (NAV)	8.97%	5.69%	6.07%		11/30/2009
Class R (NAV)	8.35%	5.06%	3.70%		06/15/2006
Class T1 (POP)	N/A	N/A	2.82	%(C)	03/17/2017
Class T1 (NAV)	N/A	N/A	5.42	%(C)	03/17/2017
Advisor Class (NAV)	N/A	N/A	5.68	%(C)	03/03/2017

(A) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(B) The Wilshire 5000 Total Market IndexSM measures the performance of most U.S. domiciled public securities with readily available price data. Companies in the index are weighted by available float and market-capitalization.

(C) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares and 2.5% for Class T1 shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (in the 1st year) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. There are no sales charges on Class I, R and Advisor Class shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the Fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investments in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.2%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	7,891	$ 44,856
Transamerica Global Multifactor Macro (E)	1,411,433	12,660,553

		12,705,409

International Equity Funds - 13.8%
Transamerica Developing Markets Equity (E)	3,301,333	40,210,235
Transamerica Emerging Markets Equity (E)	927,522	10,276,946
Transamerica International Equity (E)	2,677,618	52,427,764
Transamerica International Equity Opportunities (E)	2,654,743	23,945,786
Transamerica International Small Cap (E)	1,980,352	13,585,215
Transamerica International Small Cap Value (E)	885,332	12,129,053

		152,574,999

International Fixed Income Funds - 8.2%
Transamerica Emerging Markets Debt (E)	4,039,046	44,187,158
Transamerica Inflation Opportunities (E)	4,638,567	46,617,598

		90,804,756

U.S. Alternative Funds - 3.2%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	13,251	128,670
Transamerica Event Driven (E)	1,025,083	10,568,601
Transamerica Managed Futures Strategy (E)	3,231,742	25,110,638

		35,807,909

U.S. Equity Funds - 19.3%
Transamerica Capital Growth (E)	1,050,578	18,132,978
Transamerica Concentrated Growth (E)	827,552	14,904,218
Transamerica Dividend Focused (E)	3,998,005	46,096,997
Transamerica Growth (E)	1,948,768	26,990,433
Transamerica Large Cap Value (E)	3,679,731	50,154,737

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value (E)	554,161	$ 9,431,825
Transamerica Mid Cap Value Opportunities (E)	349,229	4,173,283
Transamerica Multi-Cap Growth (E)	1,594,355	12,691,067
Transamerica Small Cap Core (E)	410,298	4,837,411
Transamerica Small Cap Growth (E)	361,594	2,596,246
Transamerica Small Cap Value (E)	403,093	4,853,236
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	1,529	950
Transamerica US Growth (E)	833,010	17,551,518

		212,414,899

U.S. Fixed Income Funds - 53.3%
Transamerica Bond (E)	6,369,652	60,702,787
Transamerica Core Bond (E)	12,912,097	128,733,612
Transamerica Flexible Income (E)	2,367,976	22,164,253
Transamerica Floating Rate (E)	5,088,924	50,736,574
Transamerica High Yield Bond (E)	47	441
Transamerica Intermediate Bond (E)	9,463,064	96,523,248
Transamerica Short-Term Bond (E)	6,608,090	66,345,227
Transamerica Total Return (E)	15,805,445	162,479,972

		587,686,114

U.S. Mixed Allocation Fund - 1.1%
Transamerica MLP & Energy Income (E)	1,622,853	11,976,658

Total Investment Companies (Cost $1,027,202,673)		1,103,970,744

Total Investments (Cost $1,027,202,673)		1,103,970,744
Net Other Assets (Liabilities) - (0.1)%		(852,066)

Net Assets - 100.0%		$ 1,103,118,678

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,103,796,268	$—	$—	$1,103,796,268

Total	$1,103,796,268	$—	$—	$1,103,796,268

Investment Companies Measured at Net Asset Value (G)				174,476

Total Investments				$1,103,970,744

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At October 31, 2017, the value of such securities amounted to $174,476 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At October 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$81,188	$44,856	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	132,510	128,670	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	950	0.0	(H)

Total			$228,989	$174,476	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Growth Portfolio

(unaudited)

MARKET ENVIRONMENT

The 12-month period ended October 31, 2017 was characterized by rising equity markets around the world. The victory by Donald Trump in the November 2016 U.S. presidential election raised investor hopes for a regime of tax cuts, amped up infrastructure spending, and business deregulation. The equity markets responded positively as these expectations persisted throughout the year while at the same time corporate earnings grew strongly. Over the period, the S&P 500® returned 23.63%. U.S. small caps fared even better, with the Russell 2000® Index gaining 27.85%. Growth stocks significantly outpaced value stocks across all market-cap ranges. In the large-cap realm, for example, the Russell Top 200® Growth Index returned 30.87% versus the Russell Top 200® Value Index’s 18.10% gain.

Foreign stocks were every bit as strong as U.S. stocks. The MSCI EAFE Index of developed foreign markets returned 24.01% in U.S. dollar terms, while the MSCI Emerging Markets Index gained 26.91%. Gains in real estate investment trusts (“REITs”) were more muted globally. The FTSE EPRA/NAREIT Developed REITS Index was up only 4.77% for the period.

Bond returns were subdued as the U.S. Federal Reserve (“Fed”) gradually tightened its monetary policy. The Fed raised the Federal Funds Rate three times during the period (December, March, and June). Also, in September 2017 the Fed announced it would begin reducing its holdings of Treasuries and mortgage bonds by not replacing maturing bonds, effectively shrinking money supply. These moves were well-forecast, and the bond market seemed to take them in stride. Bonds initially sold off sharply after the November 2016 Trump victory (given the expectation for inflationary policies). But bonds clawed back some of those losses throughout 2017 even as the Fed tightened. Overall, Treasury prices retreated only moderately for the period as a whole, pushing the yield on the 10-year Treasury from 1.85% on November 1, 2016 to 2.38% as of October 31, 2017. The Bloomberg Barclays US Aggregate Bond Index still managed to post a positive 0.90% total return. Foreign investment-grade bonds also sold off in November 2016 before recovering ground in 2017’s first half; the Citi WGBI Non-USD Index managed a 0.73% return for the full 12-month period. Meanwhile, U.S. high-yield bonds gained strongly on the back of healthy corporate earnings, with the Bloomberg Barclays US Corporate High-Yield 2% Issuer Capped Index notching an 8.92% return. Emerging markets debt also enjoyed meaningful gains; the JPMorgan EMBI Global Diversified Index returned 6.32% in U.S. dollar terms.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation — Growth Portfolio Class A returned 20.19%, excluding any sales charges. By comparison, its benchmark, the Wilshire 5000 Total Market IndexSM, returned 23.75%.

STRATEGY REVIEW

The goal of the Fund has always been to provide investors one-stop participation in the global equity markets, with a few alternative-strategy funds included for diversification. The equity piece, which makes up more than 90% of the Fund, is intended to cover both domestic and international markets across a range of investment styles, including larger and smaller companies and value and growth stocks. The Fund also normally incorporates emerging markets, and can own real estate securities and alternative strategies such as managed-futures, global-macro, and event-driven strategies.

During the reporting period, management’s underweight to U.S. stocks and overweight to foreign developed markets — prompted by lofty U.S. equity valuations — was essentially a wash. Although foreign developed markets have meaningfully outperformed in 2017, the returns of the MSCI EAFE Index and S&P 500® are about the same when one includes the late-2016 post-election surge in U.S. equities. An overweight to emerging markets, however, was significant as emerging-markets equity outperformed both U.S. and foreign developed-market equity. Investing a portion of the foreign equity in small-cap stocks was also a boon, as international small caps had a good run.

The Fund’s underlying mutual funds held their own as a group. Two of the four U.S. large-cap growth funds chalked up gains of more than 30% on the back of a surging technology sector, while both of the U.S. large-cap value funds outpaced the Russell 1000® Value Index by about three percentage points. These U.S. large-cap funds are core holdings, so their performance has a major impact on the Fund. The U.S. mid- and small-cap funds, which make up a smaller part of the Fund, were not as strong but still experienced healthy gains. The international equity funds were mixed, with about half beating their style indexes and half not. The Fund’s stake in three absolute-return funds was the main disappointment, with two of the three suffering negative returns. Those funds are held for diversification purposes. Another drag was an energy-infrastructure fund that had enjoyed strong 2016 returns but which cooled off in 2017.

As of this writing, we believe U.S. equities are overvalued, trading at historically high price/earnings multiples on top of corporate profit margins that are also at the high end of their range. In the third quarter of 2017, the S&P 500® recorded its eighth consecutive quarterly gain. We see signs that investors may have grown complacent, perhaps overlooking the current level of price risk in the equity markets.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Growth Portfolio

(unaudited)

STRATEGY REVIEW (continued)

In fact, many asset classes appear unattractive to us now from a valuation standpoint. We are responding to this environment by positioning defensively in some ways — for example, moderately underweighting equity via a meaningful reduction in U.S. equity, holding part of the portfolio in absolute-return strategies, and favoring areas in the global equity market where we see remaining value. Of course we are doing all of this in the context of seeking the appropriate diversification and risk level you have come to expect from the Fund.

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Investment Management LLC

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	53.6%
International Equity Funds	36.8
U.S. Mixed Allocation Fund	4.1
U.S. Alternative Funds	4.1
International Alternative Funds	1.5
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Growth Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class A (POP)	13.55%	10.43%	3.60%		03/01/2002
Class A (NAV)	20.19%	11.68%	4.19%		03/01/2002
Wilshire 5000 Total Market IndexSM (A)	23.75%	14.94%	7.62%
Class B (POP)	14.16%	10.65%	3.59%		03/01/2002
Class B (NAV)	19.16%	10.78%	3.59%		03/01/2002
Class C (POP)	18.31%	10.88%	3.49%		11/11/2002
Class C (NAV)	19.31%	10.88%	3.49%		11/11/2002
Class I (NAV)	20.52%	12.02%	10.44%		11/30/2009
Class R (NAV)	19.94%	11.37%	3.97%		06/15/2006
Class T1 (POP)	N/A	N/A	6.99	%(B)	03/17/2017
Class T1 (NAV)	N/A	N/A	9.72	%(B)	03/17/2017
Advisor Class (NAV)	N/A	N/A	10.40	%(B)	03/03/2017

(A) The Wilshire 5000 Total Market IndexSM measures the performance of most U.S. domiciled public securities with readily available price data. Companies in the index are weighted by available float and market-capitalization.

(B) Not annualized.

The Fund’s benchmark is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares and 2.5% for Class T1 shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (in the 1st year) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. There are no sales charges on Class I, R and Advisor Class shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. Funds that invest in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	5,149	$ 29,269
Transamerica Global Multifactor Macro (E)	2,483,438	22,276,435

		22,305,704

International Equity Funds - 36.8%
Transamerica Developing Markets Equity (E)	13,080,121	159,315,874
Transamerica Emerging Markets Equity (E)	5,501,462	60,956,204
Transamerica Global Real Estate Securities (E)	337,556	4,749,417
Transamerica International Equity (E)	8,150,744	159,591,565
Transamerica International Equity Opportunities (E)	10,009,312	90,283,997
Transamerica International Small Cap (E)	6,138,540	42,110,382
Transamerica International Small Cap Value (E)	3,486,634	47,766,890

		564,774,329

U.S. Alternative Funds - 4.1%
Transamerica Event Driven (E)	2,230,882	23,000,389
Transamerica Managed Futures Strategy (E)	5,047,844	39,221,747

		62,222,136

U.S. Equity Funds - 53.6%
Transamerica Capital Growth (E)	3,962,984	68,401,098
Transamerica Concentrated Growth (E)	3,119,226	56,177,260

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Dividend Focused (E)	14,076,726	$ 162,304,645
Transamerica Growth (E)	7,424,352	102,827,273
Transamerica Large Cap Value (E)	13,540,339	184,554,822
Transamerica Mid Cap Value (E)	3,787,672	64,466,186
Transamerica Mid Cap Value Opportunities (E)	2,115,936	25,285,436
Transamerica Multi-Cap Growth (E)	4,163,202	33,139,084
Transamerica Small Cap Core (E)	288,594	3,402,519
Transamerica Small Cap Growth (E)	2,368,990	17,009,349
Transamerica Small Cap Value (E)	3,121,883	37,587,472
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	5,111	3,175
Transamerica US Growth (E)	3,164,402	66,673,941

		821,832,260

U.S. Mixed Allocation Fund - 4.1%
Transamerica MLP & Energy Income (E)	8,609,579	63,538,694

Total Investment Companies (Cost $1,222,399,653)		1,534,673,123

Total Investments (Cost $1,222,399,653)		1,534,673,123
Net Other Assets (Liabilities) - (0.1)%		(1,744,154)

Net Assets - 100.0%		$ 1,532,928,969

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,534,640,679	$—	$—	$1,534,640,679

Total	$1,534,640,679	$—	$—	$1,534,640,679

Investment Companies Measured at Net Asset Value (G)				32,444

Total Investments				$1,534,673,123

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At October 31, 2017, the value of such securities amounted to $32,444 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At October 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$52,975	$29,269	0.0	%(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	51,111	3,175	0.0	(H)

Total			$104,086	$32,444	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Growth Portfolio

(unaudited)

MARKET ENVIRONMENT

The 12-month period ended October 31, 2017 was characterized by rising equity markets around the world. The victory by Donald Trump in the November 2016 U.S. presidential election raised investor hopes for a regime of tax cuts, amped up infrastructure spending, and business deregulation. The equity markets responded positively as these expectations persisted throughout the year while at the same time corporate earnings grew strongly. Over the period, the S&P 500® returned 23.63%. U.S. small caps fared even better, with the Russell 2000® Index gaining 27.85%. Growth stocks significantly outpaced value stocks across all market-cap ranges. In the large-cap realm, for example, the Russell Top 200® Growth Index returned 30.87% versus the Russell Top 200® Value Index’s 18.10% gain.

Foreign stocks were every bit as strong as U.S. stocks. The MSCI EAFE Index of developed foreign markets returned 24.01% in U.S. dollar terms, while the MSCI Emerging Markets Index gained 26.91%. Gains in real estate investment trusts (“REITs”) were more muted globally. The FTSE EPRA/NAREIT Developed REITS Index was up only 4.77% for the period.

Bond returns were subdued as the U.S. Federal Reserve (“Fed”) gradually tightened its monetary policy. The Fed raised the Federal Funds Rate three times during the period (December, March, and June). Also, in September 2017 the Fed announced it would begin reducing its holdings of Treasuries and mortgage bonds by not replacing maturing bonds, effectively shrinking money supply. These moves were well-forecast, and the bond market seemed to take them in stride. Bonds initially sold off sharply after the November 2016 Trump victory (given the expectation for inflationary policies). But bonds clawed back some of those losses throughout 2017 even as the Fed tightened. Overall, Treasury prices retreated only moderately for the period as a whole, pushing the yield on the 10-year Treasury from 1.85% on November 1, 2016 to 2.38% as of October 31, 2017. The Bloomberg Barclays US Aggregate Bond Index still managed to post a positive 0.90% total return. Foreign investment-grade bonds also sold off in November 2016 before recovering ground in 2017’s first half; the Citi WGBI Non-USD Index managed a 0.73% return for the full 12-month period. Meanwhile, U.S. high-yield bonds gained strongly on the back of healthy corporate earnings, with the Bloomberg Barclays US Corporate High-Yield 2% Issuer Capped Index notching an 8.92% return. Emerging markets debt also enjoyed meaningful gains; the JPMorgan EMBI Global Diversified Index returned 6.32% in U.S. dollar terms.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation — Moderate Growth Portfolio Class A returned 15.32%, excluding any sales charges. By comparison, its primary and secondary benchmarks the Wilshire 5000 Total Market IndexSM and the Bloomberg Barclays US Aggregate Bond Index, returned 23.75% and 0.90%, respectively.

STRATEGY REVIEW

The goal of the Fund has always been to provide investors one-stop participation in the global financial markets, including asset classes beyond those reflected in the primary and secondary benchmarks. The Fund provides a mix of about 70% equity and 30% fixed-income securities under normal conditions. The equity side is intended to cover both domestic and international markets across a range of investment styles, including larger and smaller companies and value and growth stocks. The fixed-income portion normally includes investment-grade and credit-sensitive holdings, shorter- and longer-term bonds, and international bonds. The Fund also normally incorporates emerging markets, and can own real estate securities and alternative strategies such as managed-futures, global-macro, event-driven strategies.

During the reporting period, management’s underweight to U.S. stocks and overweight to foreign developed markets — prompted by lofty U.S. equity valuations — was essentially a wash. Although foreign developed markets have meaningfully outperformed in 2017, the returns of the MSCI EAFE Index and S&P 500® are about the same when one includes the late-2016 post-election surge in U.S. equities. An overweight to emerging markets, however, was significant as emerging-markets equity outperformed both U.S. and foreign developed-market equity. Investing a portion of the foreign equity in small-cap stocks was also a boon. In the bond portfolio, holding duration moderately short of the benchmark and maintaining a diversified credit mix was helpful as prices for longer-term government bonds declined. Overweighting emerging-markets debt benefited the Fund as well. Defensively favoring floating-rate bank loans over fixed-rate bonds in the noninvestment-grade sleeve meant the Fund missed some of the upside in high-yield bonds, but floating-rate bank loans also outperformed the Bloomberg Barclays US Aggregate Bond Index.

The Fund’s underlying mutual funds held their own as a group. Two of the four U.S. large-cap growth funds chalked up gains of more than 30% on the back of a surging technology sector, while both of the U.S. large-cap value funds outpaced the Russell 1000® Value Index by about three percentage points. Meanwhile, the underlying bond funds were strong. All three of the core bond funds outpaced the Bloomberg Barclays US Aggregate Bond Index, as did all of the other bond funds owned by the Fund. The international equity funds were mixed, with about half beating their style indexes and half not. The Fund’s stake in three absolute-return funds was the main disappointment, with two of the three suffering negative returns. Those funds are held as a substitute for a small portion of the bond portfolio to help hedge against rising interest rates. Another modest drag was an energy-infrastructure fund that had enjoyed strong 2016 returns but which cooled off in 2017.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Growth Portfolio

(unaudited)

STRATEGY REVIEW (continued)

As of this writing, we believe U.S. equities are overvalued, trading at historically high price/earnings multiples on top of corporate profit margins that are also at the high end of their range. In the third quarter of 2017, the S&P 500® recorded its eighth consecutive quarterly gain. We see signs that investors may have grown complacent, perhaps overlooking the current level of price risk in the equity markets. In fact, many asset classes appear unattractive to us now from a valuation standpoint. We are responding to this environment by positioning defensively in some ways — for example, moderately underweighting equity via a meaningful reduction in U.S. equity, favoring floating-rate bank loans in the bond portfolio’s credit-sensitive sleeve, and hedging against rising rates by limiting bond duration and owning absolute-return strategies in place of bonds. Otherwise we are overweighting the areas where we see remaining value and underweighting what we deem to be overvalued asset classes. Of course we are doing all of this in the context of seeking the appropriate diversification and risk level you have come to expect from the Fund.

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Investment Management LLC

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	39.4%
International Equity Funds	27.6
U.S. Fixed Income Funds	22.1
International Fixed Income Funds	4.2
U.S. Mixed Allocation Fund	2.9
U.S. Alternative Funds	2.4
International Alternative Funds	1.5
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Growth Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class A (POP)	8.95%	8.03%	3.64%		03/01/2002
Class A (NAV)	15.32%	9.26%	4.23%		03/01/2002
Wilshire 5000 Total Market IndexSM (A)	23.75%	14.94%	7.62%
Bloomberg Barclays US Aggregate Bond Index (B)	0.90%	2.04%	4.19%
Class B (POP)	9.26%	8.22%	3.63%		03/01/2002
Class B (NAV)	14.26%	8.37%	3.63%		03/01/2002
Class C (POP)	13.48%	8.47%	3.53%		11/11/2002
Class C (NAV)	14.48%	8.47%	3.53%		11/11/2002
Class I (NAV)	15.62%	9.55%	8.70%		11/30/2009
Class R (NAV)	15.03%	9.00%	4.03%		06/15/2006
Class T1 (POP)	N/A	N/A	5.11	%(C)	03/17/2017
Class T1 (NAV)	N/A	N/A	7.79	%(C)	03/17/2017
Advisor Class (NAV)	N/A	N/A	8.29	%(C)	03/03/2017

(A) The Wilshire 5000 Total Market IndexSM measures the performance of most U.S. domiciled public securities with readily available price data. Companies in the index are weighted by available float and market-capitalization.

(B) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(C) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares and 2.5% for Class T1 shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (in the 1st year) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. There are no sales charges on Class I, R and Advisor Class shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the Fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investment in small-and medium sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.5%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	34,418	$ 195,645
Transamerica Global Multifactor Macro (E)	4,343,129	38,957,870

		39,153,515

International Equity Funds - 27.6%
Transamerica Developing Markets Equity (E)	15,044,273	183,239,250
Transamerica Emerging Markets Equity (E)	7,762,043	86,003,440
Transamerica Global Real Estate Securities (E)	849,121	11,947,130
Transamerica International Equity (E)	11,721,573	229,508,402
Transamerica International Equity Opportunities (E)	11,891,204	107,258,659
Transamerica International Small Cap (E)	8,142,074	55,854,628
Transamerica International Small Cap Value (E)	4,672,845	64,017,982

		737,829,491

International Fixed Income Funds - 4.2%
Transamerica Emerging Markets Debt (E)	7,210,661	78,884,630
Transamerica Inflation Opportunities (E)	3,271,132	32,874,879

		111,759,509

U.S. Alternative Funds - 2.4%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	43,273	420,185
Transamerica Event Driven (E)	2,003,063	20,651,584
Transamerica Managed Futures Strategy (E)	5,505,682	42,779,149

		63,850,918

U.S. Equity Funds - 39.4%
Transamerica Capital Growth (E)	4,951,416	85,461,447
Transamerica Concentrated Growth (E)	3,840,649	69,170,088
Transamerica Dividend Focused (E)	18,439,291	212,605,028

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Growth (E)	9,201,037	$ 127,434,359
Transamerica Large Cap Value (E)	17,441,577	237,728,699
Transamerica Mid Cap Value (E)	5,276,549	89,806,863
Transamerica Mid Cap Value Opportunities (E)	3,129,610	37,398,837
Transamerica Multi-Cap Growth (E)	7,089,408	56,431,688
Transamerica Small Cap Core (E)	1,134,432	13,374,957
Transamerica Small Cap Growth (E)	1,707,492	12,259,790
Transamerica Small Cap Value (E)	2,233,653	26,893,177
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	4,660	2,894
Transamerica US Growth (E)	3,963,235	83,505,370

		1,052,073,197

U.S. Fixed Income Funds - 22.1%
Transamerica Bond (E)	5,138,611	48,970,963
Transamerica Core Bond (E)	13,444,790	134,044,560
Transamerica Flexible Income (E)	3,929,197	36,777,282
Transamerica Floating Rate (E)	6,918,213	68,974,583
Transamerica Intermediate Bond (E)	10,176,528	103,800,588
Transamerica Short-Term Bond (E)	3,513,892	35,279,476
Transamerica Total Return (E)	15,865,694	163,099,339

		590,946,791

U.S. Mixed Allocation Fund - 2.9%
Transamerica MLP & Energy Income (E)	10,702,596	78,985,158

Total Investment Companies (Cost $2,275,814,160)		2,674,598,579

Total Investments (Cost $2,275,814,160)		2,674,598,579
Net Other Assets (Liabilities) - (0.1)%		(2,117,853)

Net Assets - 100.0%		$ 2,672,480,726

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$2,673,979,855	$—	$—	$2,673,979,855

Total	$2,673,979,855	$—	$—	$2,673,979,855

Investment Companies Measured at Net Asset Value (G)				618,724

Total Investments				$2,674,598,579

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Illiquid security. At October 31, 2017, the value of such securities amounted to $618,724 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Growth Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(C)	Restricted securities. At October 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$354,111	$195,645	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	432,725	420,185	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	46,600	2,894	0.0	(H)

Total			$833,436	$618,724	0.0	%(H)

(D)	Issuer is affiliated with the Fund’s investment manager.
(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Portfolio

(unaudited)

MARKET ENVIRONMENT

The 12-month period ended October 31, 2017 was characterized by rising equity markets around the world. The victory by Donald Trump in the November 2016 U.S. presidential election raised investor hopes for a regime of tax cuts, amped up infrastructure spending, and business deregulation. The equity markets responded positively as these expectations persisted throughout the year while at the same time corporate earnings grew strongly. Over the period, the S&P 500® returned 23.63%. U.S. small caps fared even better, with the Russell 2000® Index gaining 27.85%. Growth stocks significantly outpaced value stocks across all market-cap ranges. In the large-cap realm, for example, the Russell Top 200® Growth Index returned 30.87% versus the Russell Top 200® Value Index’s 18.10% gain.

Foreign stocks were every bit as strong as U.S. stocks. The MSCI EAFE Index of developed foreign markets returned 24.01% in U.S. dollar terms, while the MSCI Emerging Markets Index gained 26.91%. Gains in real estate investment trusts (“REITs”) were more muted globally. The FTSE EPRA/NAREIT Developed REITS Index was up only 4.77% for the period.

Bond returns were subdued as the U.S. Federal Reserve (“Fed”) gradually tightened its monetary policy. The Fed raised the Federal Funds Rate three times during the period (December, March, and June). Also, in September 2017 the Fed announced it would begin reducing its holdings of Treasuries and mortgage bonds by not replacing maturing bonds, effectively shrinking money supply. These moves were well-forecast, and the bond market seemed to take them in stride. Bonds initially sold off sharply after the November 2016 Trump victory (given the expectation for inflationary policies). But bonds clawed back some of those losses throughout 2017 even as the Fed tightened. Overall, Treasury prices retreated only moderately for the period as a whole, pushing the yield on the 10-year Treasury from 1.85% on November 1, 2016 to 2.38% as of October 31, 2017. The Bloomberg Barclays US Aggregate Bond Index still managed to post a positive 0.90% total return. Foreign investment-grade bonds also sold off in November 2016 before recovering ground in 2017’s first half; the Citi WGBI Non-USD Index managed a 0.73% return for the full 12-month period. Meanwhile, U.S. high-yield bonds gained strongly on the back of healthy corporate earnings, with the Bloomberg Barclays US Corporate High-Yield 2% Issuer Capped Index notching an 8.92% return. Emerging markets debt also enjoyed meaningful gains; the JPMorgan EMBI Global Diversified Index returned 6.32% in U.S. dollar terms.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation — Moderate Portfolio Class A returned 11.54%, excluding any sales charges. By comparison, its primary and secondary benchmarks, the Wilshire 5000 Total Market IndexSM and the Bloomberg Barclays US Aggregate Bond Index, returned 23.75% and 0.90%, respectively.

STRATEGY REVIEW

The goal of the Fund has always been to provide investors one-stop participation in the global financial markets, including asset classes beyond those reflected in the primary and secondary benchmarks. The Fund provides a mix of about 50% equity and 50% fixed-income securities under normal conditions. The equity side is intended to cover both domestic and international markets across a range of investment styles, including larger and smaller companies and value and growth stocks. The fixed-income portion normally includes investment-grade and credit-sensitive holdings, shorter- and longer-term bonds, and international bonds. The Fund also normally incorporates emerging markets, and can own real estate securities and alternative strategies such as managed-futures, global-macro, event-driven strategies.

During the reporting period, management’s underweight to U.S. stocks and overweight to foreign developed markets — prompted by lofty U.S. equity valuations — was essentially a wash. Although foreign developed markets have meaningfully outperformed in 2017, the returns of the MSCI EAFE Index and S&P 500® are about the same when one includes the late-2016 post-election surge in U.S. equities. An overweight to emerging markets, however, was significant as emerging-markets equity outperformed both U.S. and foreign developed-market equity. Investing a portion of the foreign equity in small-cap stocks was also a boon. In the bond portfolio, holding duration moderately short of the benchmark and maintaining a diversified credit mix was helpful as prices for longer-term government bonds declined. Overweighting emerging-markets debt benefited the Fund as well. Defensively favoring floating-rate bank loans over fixed-rate bonds in the noninvestment-grade sleeve meant the portfolio missed some of the upside in high-yield bonds, but floating-rate bank loans also outperformed the Bloomberg Barclays US Aggregate Bond Index.

The Fund’s underlying mutual funds held their own as a group. Two of the four U.S. large-cap growth funds chalked up gains of more than 30% on the back of a surging technology sector, while both of the U.S. large-cap value funds outpaced the Russell 1000® Value Index by about three percentage points. Meanwhile, the underlying bond funds were strong. All three of the core bond funds outpaced the Bloomberg Barclays US Aggregate Bond Index, as did all of the other bond funds owned by the Fund. The international equity funds were mixed, with about half beating their style indexes and half not. The Fund’s stake in three absolute-return funds was the main disappointment, with two of the three suffering negative returns. Those funds are held as a substitute for a small portion of the bond portfolio to help hedge against rising interest rates. Another modest drag was an energy-infrastructure fund that had enjoyed strong 2016 returns but which cooled off in 2017.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Portfolio

(unaudited)

STRATEGY REVIEW (continued)

As of this writing, we believe U.S. equities are overvalued, trading at historically high price/earnings multiples on top of corporate profit margins that are also at the high end of their range. In the third quarter of 2017, the S&P 500® recorded its eighth consecutive quarterly gain. We see signs that investors may have grown complacent, perhaps overlooking the current level of price risk in the equity markets. In fact, many asset classes appear unattractive to us now from a valuation standpoint. We are responding to this environment by positioning defensively in some ways — for example, moderately underweighting equity via a meaningful reduction in U.S. equity, favoring floating-rate bank loans in the bond portfolio’s credit-sensitive sleeve, and hedging against rising rates by limiting bond duration and owning absolute-return strategies in place of bonds. Otherwise we are overweighting the areas where we see remaining value and underweighting what we deem to be overvalued asset classes. Of course we are doing all of this in the context of seeking the appropriate diversification and risk level you have come to expect from the Fund.

Dan McNeela, CFA

Michael Stout, CFA

Co-Portfolio Managers

Morningstar Investment Management LLC

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	40.3%
U.S. Equity Funds	27.9
International Equity Funds	19.9
International Fixed Income Funds	6.1
U.S. Alternative Funds	2.6
U.S. Mixed Allocation Fund	1.9
International Alternative Funds	1.4
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class A (POP)	5.45%	5.89%	3.59%		03/01/2002
Class A (NAV)	11.54%	7.08%	4.18%		03/01/2002
Wilshire 5000 Total Market IndexSM (A)	23.75%	14.94%	7.62%
Bloomberg Barclays US Aggregate Bond Index (B)	0.90%	2.04%	4.19%
Class B (POP)	5.53%	6.06%	3.58%		03/01/2002
Class B (NAV)	10.53%	6.22%	3.58%		03/01/2002
Class C (POP)	9.69%	6.31%	3.48%		11/11/2002
Class C (NAV)	10.69%	6.31%	3.48%		11/11/2002
Class I (NAV)	11.80%	7.35%	7.28%		11/30/2009
Class R (NAV)	11.20%	6.82%	3.95%		06/15/2006
Class T1 (POP)	N/A	N/A	3.81	%(C)	03/17/2017
Class T1 (NAV)	N/A	N/A	6.48	%(C)	03/17/2017
Advisor Class (NAV)	N/A	N/A	6.77	%(C)	03/03/2017

(A) The Wilshire 5000 Total Market IndexSM measures the performance of most U.S. domiciled public securities with readily available price data. Companies in the index are weighted by available float and market-capitalization.

(B) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(C) Not annualized.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares and 2.5% for Class T1 shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (in the 1st year) for Class C shares. Shares purchased prior to March 1, 2004 are subject to a maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 7 years) for Class B shares and (2% in the 1st year, decreasing to 0% after 2 years) for Class C shares. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. There are no sales charges on Class I, R and Advisor Class shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the Fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investments in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Funds - 1.4%
Transamerica Global Allocation Liquidating Trust (A) (B) (C) (D)	21,365	$ 121,446
Transamerica Global Multifactor Macro (E)	3,056,819	27,419,666

		27,541,112

International Equity Funds - 19.9%
Transamerica Developing Markets Equity (E)	8,399,923	102,311,058
Transamerica Emerging Markets Equity (E)	4,042,168	44,787,222
Transamerica International Equity (E)	6,377,487	124,871,187
Transamerica International Equity Opportunities (E)	6,076,400	54,809,124
Transamerica International Small Cap (E)	4,395,129	30,150,584
Transamerica International Small Cap Value (E)	2,369,728	32,465,268

		389,394,443

International Fixed Income Funds - 6.1%
Transamerica Emerging Markets Debt (E)	6,600,627	72,210,862
Transamerica Inflation Opportunities (E)	4,742,154	47,658,649

		119,869,511

U.S. Alternative Funds - 2.6%
Transamerica Arbitrage Strategy Liquidating Trust (A) (B) (C) (D)	28,370	275,475
Transamerica Event Driven (E)	1,627,937	16,784,029
Transamerica Managed Futures Strategy (E)	4,309,140	33,482,018

		50,541,522

U.S. Equity Funds - 27.9%
Transamerica Capital Growth (E)	2,544,982	43,926,396
Transamerica Concentrated Growth (E)	2,207,658	39,759,929
Transamerica Dividend Focused (E)	9,663,175	111,416,402
Transamerica Growth (E)	4,662,220	64,571,748
Transamerica Large Cap Value (E)	8,992,869	122,572,808
Transamerica Mid Cap Value (E)	2,451,120	41,718,064

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (E)	1,496,732	$ 17,885,945
Transamerica Multi-Cap Growth (E)	3,884,143	30,917,780
Transamerica Small Cap Core (E)	674,462	7,951,903
Transamerica Small Cap Growth (E)	1,040,970	7,474,165
Transamerica Small Cap Value (E)	1,346,002	16,205,863
Transamerica Small Company Growth Liquidating Trust (A) (B) (C) (D)	2,887	1,793
Transamerica US Growth (E)	1,982,830	41,778,221

		546,181,017

U.S. Fixed Income Funds - 40.3%
Transamerica Bond (E)	7,916,956	75,448,592
Transamerica Core Bond (E)	17,595,407	175,426,204
Transamerica Flexible Income (E)	5,560,697	52,048,121
Transamerica Floating Rate (E)	7,283,747	72,618,956
Transamerica High Yield Bond (E)	163	1,534
Transamerica Intermediate Bond (E)	13,132,917	133,955,758
Transamerica Short-Term Bond (E)	6,180,511	62,052,334
Transamerica Total Return (E)	21,230,187	218,246,322

		789,797,821

U.S. Mixed Allocation Fund - 1.9%
Transamerica MLP & Energy Income (E)	5,210,891	38,456,375

Total Investment Companies (Cost $1,758,681,607)		1,961,781,801

Total Investments (Cost $1,758,681,607)		1,961,781,801
Net Other Assets (Liabilities) - (0.1)%		(1,715,292)

Net Assets - 100.0%		$ 1,960,066,509

SECURITY VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,961,383,087	$—	$—	$1,961,383,087

Total	$1,961,383,087	$—	$—	$1,961,383,087

Investment Companies Measured at Net Asset Value (G)				398,714

Total Investments				$1,961,781,801

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Issuer is affiliated with the Fund’s investment manager.
(C)	Illiquid security. At October 31, 2017, the value of such securities amounted to $398,714 or less than 0.1% of the Fund’s net assets.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation – Moderate Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At October 31, 2017, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$219,813	$121,446	0.0	%(H)

Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	283,697	275,475	0.0	(H)

Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	28,869	1,793	0.0	(H)

Total			$532,379	$398,714	0.0	%(H)

(E)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(F)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(G)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(H)	Percentage rounds to less than 0.1% or (0.1)%.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Intermediate Horizon

(unaudited)

MARKET ENVIRONMENT

With few exceptions, the equity and credit markets were calm during the 12-month period ending on October 31, 2017. Broad U.S. equity markets exhibited historically low volatility and advanced steadily, fueled primarily by a supportive economic environment and strong corporate earnings which grew by double digits during the period. Growth stocks outperformed value stocks, and small cap stocks beat large stocks, although the performance of small caps relative to large caps was inconsistent over the period with large caps gaining consistently while small caps gained in more sporadic fashion. Foreign equity markets were also strong, with both developed and emerging markets posting double-digit gains in the period.

Fixed income markets were primarily driven by higher risk credit assets such as high yield bonds, emerging markets debt and leveraged loans. Like the equity markets, the strong performance in credit was primarily driven by a fundamentally healthy economic backdrop and strong corporate earnings growth, as well as strong risk appetite from investors. In corporate credit markets, refunding activity — the process of refinancing older, higher-coupon debts using new issues with lower coupons — also helped push spreads tighter in the period.

On the economic front, the unemployment rate continued with its almost decade-long decline, reaching 4.1% in October, the lowest reading since December 2000. With the strong employment environment as a backdrop, wage growth pressures picked up, helping to boost overall inflation to above 2%. Gross domestic product (“GDP”) also picked up, posting annual growth of over 3% for each of the past two quarters, the first time this has happened since 2014.

Central banks were also a focus in the period, as the U.S. Federal Reserve (“Fed”) continued on the path toward normalizing monetary policy by increasing the Fed Funds Rate to over 1% while also announcing that it would begin to incrementally and slowly unwind its quantitative easing program. While foreign Central Banks like the European Central Bank and the Bank of Japan are still pursuing very low policy rates and quantitative easing programs, the pace of accommodation has been slowing.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation Intermediate Horizon Class R4 returned 11.67%. By comparison, its primary, secondary, and additional benchmarks, the S&P 500®, the Bloomberg Barclays US Aggregate Bond Index and the Transamerica Asset Allocation Intermediate Horizon Blended Benchmark, returned 23.63%, 0.90% and 12.24%, respectively.

STRATEGY REVIEW

Our asset allocation funds seek to simplify the investment decision and diversification processes by providing investors with a set of funds with pre-determined target asset allocations based on different retirement time horizons. Each asset allocation fund has a unique fixed income and equity allocation.

Transamerica Asset Allocation Intermediate Horizon invests approximately 50% in equity funds and 50% in fixed income funds. The Fund is periodically rebalanced based on how much the underlying holdings drift from the strategic target in an effort to both maintain the target allocations and to redeploy assets incrementally from outperforming holdings into those that are weaker in an effort to continually buy low and sell high.

The Fund’s best-performing holding over the full 12-month period was Transamerica Large Growth with a gain of 29.22%. It was also the largest positive contributor to overall performance and had a target weight in the Fund of 13%. The top performing fixed income holding was Transamerica High Yield Bond which carried a target weight of 6% and produced a total return of 7.97%

The weakest performing holding in the period was Transamerica Inflation-Protected Securities which lost (1.15)% and had a target allocation of 11.8%. It was the only losing position in the past 12 months. The weakest equity fund holding, Transamerica Mid Cap Value Opportunities, still benefited in the strong market environment during the period by producing a total return of 9.06%. It carried a target weighting of 3%.

Christopher A. Staples, CFA

Kane Cotton, CFA

Co-Portfolio Managers

Transamerica Asset Management, Inc.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	50.8%
U.S. Equity Funds	38.5
International Equity Fund	10.7
Money Market Fund	0.1
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Intermediate Horizon

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017

	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class R (NAV)	N/A	N/A	4.24	%(A)	05/19/2017
Class R4 (NAV)	11.67%	7.07%	4.52%		09/11/2000
S&P 500® (B)	23.63%	15.18%	7.51%
Bloomberg Barclays US Aggregate Bond Index (C)	0.90%	2.04%	4.19%
Transamerica Asset Allocation Intermediate Horizon Blended Benchmark (C) (D) (E) (F) (G) (H) (I) (J)	12.24%	7.66%	5.39%

(A) Not annualized.

(B) The S&P 500® is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

(C) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(D) The Transamerica Asset Allocation Intermediate Horizon Blended Benchmark is composed of the following benchmarks: 38% Russell 3000® Index, 24% Bloomberg Barclays US Aggregate Bond Index, 12% MSCI World Index ex-U.S., 10% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 8% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 6% BofA Merrill Lynch High Yield Master II Index, and 2% Citigroup 3-Month Treasury Bill Index.

(E) The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

(F) The MSCI World Index ex-U.S. captures large and mid-cap representation across developed markets countries, excluding the U.S.

(G) The Bloomberg Barclays US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

(H) The BofA Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

(I) The BofA Merrill Lynch High Yield Master II Index is comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market with remaining maturities of at least one year.

(J) The Citigroup 3-Month Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Fund calculation is based on the previous 10 years or since the inception date of the Fund, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investment in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Intermediate Horizon

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 10.7%
Transamerica International Equity (A) (B)	2,441,801	$ 47,810,455

Money Market Fund - 0.1%
Transamerica Government Money Market (A)	571,541	571,541

U.S. Equity Funds - 38.5%
Transamerica Large Growth (A)	5,299,983	62,115,806
Transamerica Large Value Opportunities (A)	5,355,250	57,354,732
Transamerica Mid Cap Growth (A) (B)	939,841	13,458,529
Transamerica Mid Cap Value Opportunities (A) (B)	1,016,412	12,156,291
Transamerica Small Cap Growth (A) (B)	1,814,276	13,044,643
Transamerica Small Cap Value (A) (B)	1,090,629	13,142,083

		171,272,084

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 50.8%
Transamerica High Quality Bond (A)	3,693,886	$ 36,828,042
Transamerica High Yield Bond (A)	2,994,883	28,241,746
Transamerica Inflation-Protected Securities (A)	5,117,934	51,025,807
Transamerica Intermediate Bond (A)	10,768,548	110,054,558

		226,150,153

Total Investment Companies (Cost $422,222,916)		445,804,233

Total Investments (Cost $422,222,916)		445,804,233
Net Other Assets (Liabilities) - (0.1)%		(230,989)

Net Assets - 100.0%		$ 445,573,244

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$445,804,233	$—	$—	$445,804,233

Total Investments	$445,804,233	$—	$—	$445,804,233

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing securities.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Long Horizon

(unaudited)

MARKET ENVIRONMENT

With few exceptions, the equity and credit markets were calm during the 12-month period ending on October 31, 2017. Broad U.S. equity markets exhibited historically low volatility and advanced steadily, fueled primarily by a supportive economic environment and strong corporate earnings which grew by double digits during the period. Growth stocks outperformed value stocks, and small cap stocks beat large stocks, although the performance of small caps relative to large caps was inconsistent over the period with large caps gaining consistently while small caps gained in more sporadic fashion. Foreign equity markets were also strong, with both developed and emerging markets posting double-digit gains in the period.

Fixed income markets were primarily driven by higher risk credit assets such as high yield bonds, emerging markets debt and leveraged loans. Like the equity markets, the strong performance in credit was primarily driven by a fundamentally healthy economic backdrop and strong corporate earnings growth, as well as strong risk appetite from investors. In corporate credit markets, refunding activity — the process of refinancing older, higher-coupon debts using new issues with lower coupons — also helped push spreads tighter in the period.

On the economic front, the unemployment rate continued with its almost decade-long decline, reaching 4.1% in October, the lowest reading since December 2000. With the strong employment environment as a backdrop, wage growth pressures picked up, helping to boost overall inflation to above 2%. Gross domestic product (“GDP”) also picked up, posting annual growth of over 3% for each of the past two quarters, the first time this has happened since 2014.

Central banks were also a focus in the period, as the U.S. Federal Reserve (“Fed”) continued on the path toward normalizing monetary policy by increasing the Fed Funds Rate to over 1% while also announcing that it would begin to incrementally and slowly unwind its quantitative easing program. While foreign Central Banks like the European Central Bank and the Bank of Japan are still pursuing very low policy rates and quantitative easing programs, the pace of accommodation has been slowing.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation Long Horizon Class R4 returned 19.93%. By comparison, its primary and secondary benchmarks, the S&P 500® and the Transamerica Asset Allocation Long Horizon Blended Benchmark, returned 23.63% and 21.55%, respectively.

STRATEGY REVIEW

Our asset allocation funds seek to simplify the investment decision and diversification processes by providing investors with a set of funds with pre-determined target asset allocations based on different retirement time horizons. Each asset allocation fund has a unique fixed income and equity allocation.

Transamerica Asset Allocation Long Horizon invests approximately 90% in equity funds and 10% in fixed income funds. The Fund is periodically rebalanced based on how much the underlying holdings drift from the strategic target in an effort to both maintain the target allocations and to redeploy assets incrementally from outperforming holdings into those that are weaker in an effort to continually buy low and sell high.

The Fund’s best-performing holding over the full 12-month period was Transamerica Large Growth with a gain of 29.22%. It was also the largest positive contributor to overall performance and had a target weight in the portfolio of 21%. The top performing fixed income fund in the portfolio was Transamerica High Yield Bond which carried a target weight of 2% and produced a total return of 7.97%

The weakest performing holding on the period was Transamerica Inflation-Protected Securities which lost (1.15)% and had a target allocation of 3.3%. It was the only losing position in the past 12 months. The weakest equity fund in the portfolio, Transamerica Mid Cap Value Opportunities, still benefited in the strong market environment during the period by producing a total return of 9.06%. It carried a target weighting of 6%.

Christopher A. Staples, CFA

Kane Cotton, CFA

Co-Portfolio Managers

Transamerica Asset Management, Inc.

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	66.4%
International Equity Fund	23.6
U.S. Fixed Income Funds	9.9
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Long Horizon

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class R (NAV)	N/A	N/A	6.90	%(A)	05/19/2017
Class R4 (NAV)	19.93%	10.88%	4.28%		09/11/2000
S&P 500® (B)	23.63%	15.18%	7.51%
Transamerica Asset Allocation Long Horizon Blended Benchmark (C) (D) (E) (F) (G) (H) (I)	21.55%	12.23%	5.97%

(A) Not annualized.

(B) The S&P 500® is a market-capitalization weighted index of 500 large U.S. companies with common stock listed on the NYSE or NASDAQ.

(C) The Transamerica Asset Allocation Long Horizon Blended Benchmark is composed of the following benchmarks: 66% Russell 3000® Index, 24% MSCI World Index ex-U.S., 4% Bloomberg Barclays US Aggregate Bond Index, 2% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 2% Citigroup 3-Month Treasury Bill Index and 2% BofA Merrill Lynch High Yield Master II Index.

(D) The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

(E) The MSCI World Index ex-U.S. captures large and mid-cap representation across developed markets countries, excluding the U.S.

(F) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(G) The Bloomberg Barclays US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

(H) The Citigroup 3-Month Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

(I) The BofA Merrill Lynch High Yield Master II Index is comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market with remaining maturities of at least one year.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Fund calculation is based on the previous 10 years or since the inception date of the Fund, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investment in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Long Horizon

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 23.6%
Transamerica International Equity (A) (B)	3,122,133	$ 61,131,357

Money Market Fund - 0.2%
Transamerica Government Money Market (B)	467,594	467,594

U.S. Equity Funds - 66.4%
Transamerica Large Growth (B)	5,086,706	59,616,192
Transamerica Large Value Opportunities (B)	4,866,045	52,115,346
Transamerica Mid Cap Growth (A) (B)	1,045,934	14,977,770
Transamerica Mid Cap Value Opportunities (A) (B)	1,168,753	13,978,291
Transamerica Small Cap Growth (A) (B)	2,110,262	15,172,785
Transamerica Small Cap Value (A) (B)	1,300,748	15,674,015

		171,534,399

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds - 9.9%
Transamerica High Quality Bond (B)	129,250	$ 1,288,628
Transamerica High Yield Bond (B)	558,222	5,264,029
Transamerica Inflation-Protected Securities (B)	853,496	8,509,352
Transamerica Intermediate Bond (B)	1,019,792	10,422,277

		25,484,286

Total Investment Companies (Cost $229,237,554)		258,617,636

Total Investments (Cost $229,237,554)		258,617,636
Net Other Assets (Liabilities) - (0.1)%		(130,213)

Net Assets - 100.0%		$ 258,487,423

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$258,617,636	$—	$—	$258,617,636

Total Investments	$258,617,636	$—	$—	$258,617,636

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(C)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Short Horizon

(unaudited)

MARKET ENVIRONMENT

With few exceptions, the equity and credit markets were calm during the 12-month period ending on October 31, 2017. Broad U.S. equity markets exhibited historically low volatility and advanced steadily, fueled primarily by a supportive economic environment and strong corporate earnings which grew by double digits during the period. Growth stocks outperformed value stocks, and small cap stocks beat large stocks, although the performance of small caps relative to large caps was inconsistent over the period with large caps gaining consistently while small caps gained in more sporadic fashion. Foreign equity markets were also strong, with both developed and emerging markets posting double-digit gains in the period.

Fixed income markets were primarily driven by higher risk credit assets such as high yield bonds, emerging markets debt and leveraged loans. Like the equity markets, the strong performance in credit was primarily driven by a fundamentally healthy economic backdrop and strong corporate earnings growth, as well as strong risk appetite from investors. In corporate credit markets, refunding activity — the process of refinancing older, higher-coupon debts using new issues with lower coupons — also helped push spreads tighter in the period.

On the economic front, the unemployment rate continued with its almost decade-long decline, reaching 4.1% in October, the lowest reading since December 2000. With the strong employment environment as a backdrop, wage growth pressures picked up, helping to boost overall inflation to above 2%. Gross domestic product (“GDP”) also picked up, posting annual growth of over 3% for each of the past two quarters, the first time this has happened since 2014.

Central banks were also a focus in the period, as the U.S. Federal Reserve (“Fed”) continued on the path toward normalizing monetary policy by increasing the Fed Funds Rate to over 1% while also announcing that it would begin to incrementally and slowly unwind its quantitative easing program. While foreign Central Banks like the European Central Bank and the Bank of Japan are still pursuing very low policy rates and quantitative easing programs, the pace of accommodation has been slowing.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Asset Allocation Short Horizon Class R4 returned 3.85%. By comparison, its primary and secondary benchmarks, the Bloomberg Barclays US Aggregate Bond Index and the Transamerica Asset Allocation Short Horizon Blended Benchmark, returned 0.90% and 3.57%, respectively.

STRATEGY REVIEW

Our asset allocation funds seek to simplify the investment decision and diversification processes by providing investors with a set of funds with pre-determined target asset allocations based on different retirement time horizons. Each asset allocation fund has a unique fixed income and equity allocation.

Transamerica Asset Allocation Short Horizon invests approximately 10% in equity funds and 90% in fixed income funds. The Fund is periodically rebalanced based on how much the underlying holdings drift from the strategic target in an effort to both maintain the target allocations and to redeploy assets incrementally from outperforming holdings into those that are weaker-performing in an effort to continually buy low and sell high.

The Fund’s best-performing holding over the full 12-month period was Transamerica Large Growth with a gain of 29.22%. It was also the largest positive contributor to overall performance and had a target weight in the Fund of 3%. The top performing fixed income fund in the portfolio was Transamerica High Yield Bond which carried a target weight of 10% and produced a total return of 7.97%.

The weakest performing holding for the period was Transamerica Inflation-Protected Securities which lost (1.15)% and had a target allocation of 16.8%. It was the only losing position in the past 12 months. The weakest equity fund in the portfolio, Transamerica Small Cap Core, still benefited in the strong market environment during the period by producing a total return of 17.67%. It carried a target weighting of 2%.

Christopher A. Staples, CFA

Kane Cotton, CFA

Co-Portfolio Managers

Transamerica Asset Management, Inc.

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	88.9%
U.S. Equity Funds	8.7
International Equity Fund	2.3
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.1)
Total	100.0%

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Short Horizon

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class R (NAV)	N/A	N/A	1.72	%(A)	05/19/2017
Class R4 (NAV)	3.85%	2.94%	4.22%		09/11/2000
Bloomberg Barclays US Aggregate Bond Index (B)	0.90%	2.04%	4.19%
Transamerica Asset Allocation Short Horizon Blended Benchmark (B) (C) (D) (E) (F) (G) (H) (I)	3.57%	3.03%	4.31%

(A) Not annualized.

(B) The Bloomberg Barclays US Aggregate Bond Index measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

(C) The Transamerica Asset Allocation Short Horizon Blended Benchmark is composed of the following benchmarks: 46% Bloomberg Barclays US Aggregate Bond Index, 17% BofA Merrill Lynch 1-3 Year U.S. Treasury Index, 15% Bloomberg Barclays US Treasury Inflation Protected Securities Index, 10% BofA Merrill Lynch High Yield Master II Index, 8% Russell 3000® Index, 2% MSCI World Index ex-U.S, and 2% Citigroup 3-Month Treasury Bill Index.

(D) The BofA Merrill Lynch 1-3 Year U.S. Treasury Index tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

(E) The Bloomberg Barclays US Treasury Inflation Protected Securities Index is a market value weighted index that tracks inflation-protected securities issued by the U.S. Treasury.

(F) The BofA Merrill Lynch High Yield Master II Index is comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market with remaining maturities of at least one year.

(G) The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

(H) The MSCI World Index ex-U.S. captures large and mid-cap representation across developed markets countries, excluding the U.S.

(I) The Citigroup 3-Month Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Fund calculation is based on the previous 10 years or since the inception date of the Fund, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Returns include the reinvestment of dividends and capital gains. Fund shares are sold without a sales load.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Asset allocation, like many investment strategies, offers no guarantee of positive returns, and mutual funds are subject to market risk, including loss of principal. Global/international stock funds and specialty/sector funds are subject to additional market risks. Fees associated with a fund-of-funds may be higher than with other funds. An investment in the fund is subject to the risks associated with the underlying funds including fixed income investing which is subject to credit risk, inflation risk, and interest rate risk. Investment in small- and medium-sized companies present additional risks such as increased volatility because their earnings are less predictable, their share price more volatile, and their securities less liquid than larger or more established companies.

Russell Investment Group is the source and owner of the trademarks, service marks, and copyrights related to the Russell indexes. Russell® is a trademark of Russell Investment Group.

Transamerica Funds	Annual Report 2017

Transamerica Asset Allocation Short Horizon

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Equity Fund - 2.3%
Transamerica International Equity (A) (B)	220,522	$ 4,317,814

Money Market Fund - 0.2%
Transamerica Government Money Market (B)	380,432	380,432

U.S. Equity Funds - 8.7%
Transamerica Large Growth (B)	540,303	6,332,354
Transamerica Large Value Opportunities (B)	575,224	6,160,653
Transamerica Small Cap Core (A) (B)	337,100	3,977,784

		16,470,791

U.S. Fixed Income Funds - 88.9%
Transamerica High Quality Bond (B)	3,150,324	31,408,730
Transamerica High Yield Bond (B)	2,127,972	20,066,772

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Inflation-Protected Securities (B)	2,929,314	$ 29,205,256
Transamerica Intermediate Bond (B)	8,519,890	87,073,278

		167,754,036

Total Investment Companies (Cost $187,115,279)		188,923,073

Total Investments (Cost $187,115,279)		188,923,073
Net Other Assets (Liabilities) - (0.1)%		(98,531)

Net Assets - 100.0%		$ 188,824,542

SECURITY VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$188,923,073	$—	$—	$188,923,073

Total Investments	$188,923,073	$—	$—	$188,923,073

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Investment in the Class I3 shares of the affiliated series of Transamerica Funds.
(C)	The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Multi-Manager Alternative Strategies Portfolio

(unaudited)

MARKET ENVIRONMENT

The global synchronized recovery continued into the second half of 2017 with benign inflationary pressures. Both developed market equities, as measured by the MSCI World Index (net), and emerging market equities, as measured by the MSCI Emerging Market Index (net), delivered positive returns with emerging markets outperforming developed equities. In the U.S., the U.S. Federal Reserve (“Fed”) confirmed that they will start normalizing their balance sheet starting in October 2017 and continued to signal that they are looking to hike once more in 2017 if the economy continues to evolve as expected. The third quarter saw U.S. yields drop in July and August due to weaker inflation and heightened geopolitical tensions from North Korea. However, yields bounced back sharply in September as a result of an inflation print surprising to the upside, leading to slightly hawkish commentary out of the Fed. Policy reform also came back into the limelight as the Trump administration gave a fresh impetus to tax reforms in September. In Europe, economic growth remained robust while political uncertainty increased with the results of the German election and the ongoing political developments in Catalonia, Spain.

PERFORMANCE

For the year ended October 31, 2017, Transamerica Multi-Manager Alternative Strategies Portfolio Class A, returned 3.04%, excluding any sales charges. By comparison, its primary and secondary benchmarks, the BofA Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index and the HFRX Global Hedge Fund Index, returned 3.78% and 6.98%, respectively.

STRATEGY REVIEW

Goldman Sachs Asset Management, L.P. (“Goldman Sachs”) took over management of the Fund on July 7, 2017. During the July 7, 2017 to October 31, 2017 period, the Fund outperformed its primary benchmark.

This is a fund-of-funds portfolio which seeks to provide diversification for traditional portfolios and access to active security selection in a single-fund solution. By investing in both “alternative” strategies (such as long/short and event-driven equities) and non-traditional asset classes (such as emerging markets equity and high yield fixed income), the Fund seeks to realize returns that tend to be less dependent on traditional long-only equities.

Over the reporting period, positive performance was primarily driven by the alternative strategies. The long/short equity strategy was a material contributor to returns. The managed futures and event-driven strategies also contributed positively to returns. The master-limited partnership (“MLP”) strategy was the only detractor from returns; however, the strategy was able to outperform broader MLPs. There were no other detractors from performance.

Non-traditional assets posted positive performance across the board. Emerging market assets, both equity and debt, were the top contributors among traditional assets as U.S. dollar weakness and continued positive global growth allowed for emerging market outperformance.

In September 2017, we initiated a view in the Fund to be short duration. This view was a strong contributor to returns, benefiting from an increase in U.S. Treasury yields towards the end of the reporting period.

During the fiscal year, including the period prior to Goldman Sachs’ management, the Fund utilized derivatives. These positions detracted from performance.

Christopher Lvoff, CFA

Raymond Chan, CFA

Lucy Xin

Co-Portfolio Managers

Goldman Sachs Asset Management, L.P.

Asset Allocation	Percentage of Net Assets
U.S. Alternative Funds	32.8%
International Alternative Funds	31.5
International Fixed Income Funds	16.8
U.S. Fixed Income Funds	8.1
International Equity Funds	7.1
U.S. Mixed Allocation Fund	2.7
Repurchase Agreement	1.1
Net Other Assets (Liabilities)^	(0.1)
Total	100.0%

^	The Net Other Assets (Liabilities) category may include, but is not limited to, reverse repurchase agreements, forward foreign currency contracts, futures contracts, swap agreements, written options and swaptions, and cash collateral.

Transamerica Funds	Annual Report 2017

Transamerica Multi-Manager Alternative Strategies Portfolio

(unaudited)

Average Annual Total Return for Periods Ended 10/31/2017
	1 Year	5 Year	10 Years or Since Inception Date of Class		Inception Date
Class A (POP)	(2.67)%	0.61%	0.69%		12/28/2006
Class A (NAV)	3.04%	1.76%	1.26%		12/28/2006
BofA Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index (A)	3.78%	3.28%	3.50%
HFRX Global Hedge Fund Index (B)	6.98%	2.23%	(0.75)%
Class C (POP)	1.22%	1.00%	0.56%		12/28/2006
Class C (NAV)	2.22%	1.00%	0.56%		12/28/2006
Class I (NAV)	3.32%	2.08%	2.79%		11/30/2009
Class R6 (NAV)	3.41%	N/A	(0.04)%		05/29/2015
Class T1 (POP)	N/A	N/A	(0.20	)%(C)	03/17/2017
Class T1 (NAV)	N/A	N/A	2.38	%(C)	03/17/2017

(A) The BofA Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index assumes a 3% wrap fee and is comprised of a single issue purchased at the beginning of the month, which is subsequently sold at the end of the month and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date.

(B) The HFRX Global Hedge Fund Index is designed to measure the daily performance of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage.

(C) Not annualized.

The BofA Merrill Lynch 3-Month Treasury Bill + 3% Wrap Index is an unmanaged index used as a general measure of market performance. The HFRX Global Hedge Fund Index is a passively-managed index designed to measure the daily performance of the overall composition of the hedge fund universe. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. The 10 Years or the Since Inception of Class calculation is based on the previous 10 years or since the inception date of the class, whichever is more recent. You cannot invest directly in an index.

The performance data presented represents past performance; future results may vary. Performance data does not reflect the deduction of taxes that would be paid on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Please see www.transamerica.com for performance data current to the most recent month-end. Public Offering Price (“POP”) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for Class A shares and 2.5% for Class T1 shares or the maximum applicable contingent deferred sales charge of 1% (in the 1st year) for Class C shares. Net Asset Value (“NAV”) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges. There are no sales charges on Class I and R6 shares.

Performance figures reflect any fee waivers and/or expense reimbursements by the Investment Manager. Without such waivers and/or reimbursements, the performance would be lower. Future waivers and/or reimbursements are at the discretion of the Investment Manager.

Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the Financial Highlights.

Alternative strategies may not suitable for all investors. Many alternative strategies tend to use sophisticated and aggressive investment techniques. Certain alternative strategies may be tied to hard assets such as commodities, currencies and real estate and may be subject to greater volatility as they may be affected by overall market movements, changes in interest rates or factors affecting a particular industry, commodity or currency, and international economic, political, and regulatory developments.

Transamerica Funds	Annual Report 2017

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS

At October 31, 2017

	Shares	Value
INVESTMENT COMPANIES - 99.0%
International Alternative Funds - 31.5%
Transamerica Global Multifactor Macro (A)	2,436,136	$ 21,852,139
Transamerica Unconstrained Bond (A)	2,886,517	29,442,474

		51,294,613

International Equity Funds - 7.1%
Transamerica Developing Markets Equity (A)	249,425	3,037,995
Transamerica Emerging Markets Equity (A)	268,478	2,974,741
Transamerica Global Real Estate Securities (A)	399,096	5,615,281

		11,628,017

International Fixed Income Funds - 16.8%
Transamerica Emerging Markets Debt (A)	1,010,472	11,054,563
Transamerica Inflation Opportunities (A)	1,623,725	16,318,435

		27,372,998

U.S. Alternative Funds - 32.8%
Transamerica Arbitrage Strategy Liquidating Trust (B) (C) (D) (E)	22,689	220,311
Transamerica Event Driven (A)	1,774,235	18,292,366
Transamerica Long/Short Strategy (A)	2,584,900	17,525,621
Transamerica Managed Futures Strategy (A)	2,225,817	17,294,595

		53,332,893

U.S. Fixed Income Funds - 8.1%
Transamerica Core Bond (A)	328,682	3,276,956

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica High Yield Bond (A)	1,041,871	$ 9,824,839

		13,101,795

U.S. Mixed Allocation Fund - 2.7%
Transamerica MLP & Energy Income (A)	586,329	4,327,108

Total Investment Companies (Cost $163,552,494)		161,057,424

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
Fixed Income Clearing Corp. 0.12% (F), dated 10/31/2017, to be repurchased at $1,725,534 on 11/01/2017. Collateralized by a U.S. Government Obligation, 2.63%, due 08/15/2020, and with a value of $1,762,689.	$ 1,725,528	1,725,528

Total Repurchase Agreement (Cost $1,725,528)		1,725,528

Total Investments (Cost $165,278,022)		162,782,952
Net Other Assets (Liabilities) - (0.1)%		(147,428)

Net Assets - 100.0%		$ 162,635,524

FUTURES CONTRACTS:

Description	Long/Short	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	Short	(47)	12/19/2017	$(5,994,703)	$(5,872,063)	$122,641	$—

SECURITY VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$160,837,113	$—	$—	$160,837,113
Repurchase Agreement	—	1,725,528	—	1,725,528

Total	$160,837,113	$1,725,528	$—	$162,562,641

Investment Companies Measured at Net Asset Value (H)				220,311

Total Investments				162,782,952

Other Financial Instruments
Futures Contracts (I)	$122,641	$—	$—	$122,641

Total Other Financial Instruments	$122,641	$—	$—	$122,641

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Transamerica Multi-Manager Alternative Strategies Portfolio

SCHEDULE OF INVESTMENTS (continued)

At October 31, 2017

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Investment in the Class I2 shares of the affiliated series of Transamerica Funds.
(B)	Non-income producing security.
(C)	Issuer is affiliated with the Fund’s investment manager.
(D)	Illiquid security. At October 31, 2017, the value of such securities amounted to $220,311 or 0.1% of the Fund’s net assets.
(E)	Restricted security. At October 31, 2017, the value of such security held by the Fund is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Arbitrage Strategy Liquidating Trust	09/18/2015	$226,886	$220,311	0.1%

(F)	Rate disclosed reflects the yield at October 31, 2017.
(G)	The Fund recognizes transfers between Levels at the end of the reporting year. There were no transfers between Levels 1, 2 and 3 during the year ended October 31, 2017. Please reference the Security Valuation section of the Notes to Financial Statements for more information regarding security valuation and pricing inputs.
(H)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(I)	Futures contracts and/or forward foreign currency contracts are valued at unrealized appreciation (depreciation).

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

Understanding Your Funds’ Expenses

(unaudited)

SHAREHOLDER EXPENSES

Fund shareholders may incur two types of costs: transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges on redemptions; and ongoing costs, including management fees, and other fund expenses.

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at May 1, 2017, and held for the entire period until October 31, 2017.

ACTUAL EXPENSES

The information in the table under the heading “Actual Expenses” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. If your account is an IRA, your expenses could have included a $15 annual fee. The amount of any fee paid during the period can decrease your ending account value.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table under the heading “Hypothetical Expenses” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. As in the case of the actual expense example, if your account is subject to an IRA fee, the amount of the fee paid through your account would increase the hypothetical expenses you would have paid during the period and decrease the hypothetical ending account value.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges and brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information under the heading “Hypothetical Expenses” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If any of these transaction costs were included, your costs would be higher. The expenses shown in the table do not reflect any fees that may be charged to you by brokers, financial intermediaries, or other financial institutions.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, expenses and fees of the trustees and their counsel, extraordinary expenses and interest expense.

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C) (D)

Transamerica Asset Allocation - Conservative Portfolio
Class A	$1,000.00	$1,041.30	$2.42(B	)	$1,022.80	$2.40	0.47%
Class B	1,000.00	1,036.20	6.83(B	)	1,018.50	6.77	1.33
Class C	1,000.00	1,036.60	6.26(B	)	1,019.10	6.21	1.22
Class I	1,000.00	1,042.30	1.34(B	)	1,023.90	1.33	0.26
Class R	1,000.00	1,039.10	4.16(B	)	1,021.10	4.13	0.81
Class T1	1,000.00	1,041.50	2.06(B	)	1,023.20	2.04	0.40
Advisor Class	1,000.00	1,041.70	1.80(B	)	1,023.40	1.79	0.35

Transamerica Asset Allocation - Growth Portfolio
Class A	1,000.00	1,080.60	2.67(B	)	1,022.60	2.60	0.51
Class B	1,000.00	1,075.80	7.33(B	)	1,018.10	7.12	1.40
Class C	1,000.00	1,076.20	6.54(B	)	1,018.90	6.36	1.25
Class I	1,000.00	1,082.00	1.36(B	)	1,023.90	1.33	0.26
Class R	1,000.00	1,079.30	4.09(B	)	1,021.30	3.97	0.78
Class T1	1,000.00	1,082.00	2.05(B	)	1,023.20	1.99	0.39
Advisor Class	1,000.00	1,081.30	1.89(B	)	1,023.40	1.84	0.36

Transamerica Funds	Annual Report 2017

Understanding Your Funds’ Expenses (continued)

(unaudited)

		Actual Expenses			Hypothetical Expenses (A)
Fund	Beginning Account Value	Ending Account Value	Expenses Paid During Period		Ending Account Value	Expenses Paid During Period (B)	Annualized Expense Ratio (C) (D)

Transamerica Asset Allocation - Moderate Growth Portfolio
Class A	$1,000.00	$1,063.60	$2.55(B	)	$1,022.70	$2.50	0.49%
Class B	1,000.00	1,058.20	7.00(B	)	1,018.40	6.87	1.35
Class C	1,000.00	1,059.30	6.38(B	)	1,019.00	6.26	1.23
Class I	1,000.00	1,065.20	1.30(B	)	1,023.90	1.28	0.25
Class R	1,000.00	1,062.40	3.90(B	)	1,021.40	3.82	0.75
Class T1	1,000.00	1,063.60	2.03(B	)	1,023.20	1.99	0.39
Advisor Class	1,000.00	1,064.40	1.87(B	)	1,023.40	1.84	0.36

Transamerica Asset Allocation - Moderate Portfolio
Class A	1,000.00	1,050.90	2.48(B	)	1,022.80	2.45	0.48
Class B	1,000.00	1,046.00	6.86(B	)	1,018.50	6.77	1.33
Class C	1,000.00	1,047.00	6.29(B	)	1,019.10	6.21	1.22
Class I	1,000.00	1,052.60	1.29(B	)	1,023.90	1.28	0.25
Class R	1,000.00	1,049.50	3.72(B	)	1,021.60	3.67	0.72
Class T1	1,000.00	1,051.70	2.02(B	)	1,023.20	1.99	0.39
Advisor Class	1,000.00	1,051.00	1.86(B	)	1,023.40	1.84	0.36

Transamerica Asset Allocation Intermediate Horizon
Class R	1,000.00	1,042.40	2.77(E	)	1,022.20	3.06	0.60
Class R4	1,000.00	1,047.30	1.55(B	)	1,023.70	1.53	0.30

Transamerica Asset Allocation Long Horizon
Class R	1,000.00	1,069.00	2.81(E	)	1,022.20	3.06	0.60
Class R4	1,000.00	1,075.50	1.73(B	)	1,023.50	1.68	0.33

Transamerica Asset Allocation Short Horizon
Class R	1,000.00	1,017.20	2.74(E	)	1,022.20	3.06	0.60
Class R4	1,000.00	1,020.80	1.58(B	)	1,023.60	1.58	0.31

Transamerica Multi-Manager Alternative Strategies Portfolio
Class A	1,000.00	1,025.90	3.63(B	)	1,021.60	3.62	0.71
Class C	1,000.00	1,020.90	7.28(B	)	1,018.00	7.27	1.43
Class I	1,000.00	1,027.00	1.94(B	)	1,023.30	1.94	0.38
Class R6	1,000.00	1,027.70	1.48(B	)	1,023.70	1.48	0.29
Class T1	1,000.00	1,025.90	2.76(B	)	1,022.50	2.75	0.54

(A)	5% return per year before expenses.

(B)	Expenses are calculated using the Funds’ annualized expense ratios (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

(C)	Expense ratios (as disclosed in the table) do not include the expenses of the underlying funds in which the Funds invest. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Expense ratios are based on the most recent six-months; the percentage may differ from the expense ratio displayed in the Financial Highlights which covers a twelve-month period.

(E)	Class commenced operations on May 19, 2017. Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (165 days), and divided by the number of days in the year (365 days). For comparability purposes, hypothetical expenses assume that the Funds were in operation for the entire six-month period ended October 31, 2017.

Transamerica Funds	Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES

At October 31, 2017

	Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation – Moderate Growth Portfolio		Transamerica Asset Allocation – Moderate Portfolio		Transamerica Asset Allocation Intermediate Horizon
Assets:
Affiliated investments, at value (A)	$1,103,970,744	$1,534,673,123	$2,674,598,579		$1,961,781,801		$445,804,233
Receivables and other assets:
Shares of beneficial interest sold	496,012	562,269	1,307,418		385,831		892
Affiliated investments sold	258,163	826,729	859,976		1,077,466		56,239
Dividends	379,455	—	438,647		552,841		137,980
Total assets	1,105,104,374	1,536,062,121	2,677,204,620		1,963,797,939		445,999,344

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	861,158	1,932,991	2,221,104		1,714,729		46,547
Affiliated investments purchased	379,455	—	438,647		552,841		148,565
Investment management fees	118,939	165,213	288,813		211,670		39,101
Distribution and service fees	459,594	751,388	1,334,618		950,748		191,755
Transfer agent fees	75,547	154,261	228,109		148,574		132
Trustees, CCO and deferred compensation fees	986	1,386	2,517		1,837		—
Audit and tax fees	22,446	24,867	32,135		27,887		—
Custody fees	5,981	6,140	14,261		7,461		—
Legal fees	9,553	12,992	23,441		17,346		—
Printing and shareholder reports fees	31,650	57,634	98,565		66,439		—
Registration fees	13,840	17,246	25,204		19,709		—
Other	6,547	9,034	16,480		12,189		—
Total liabilities	1,985,696	3,133,152	4,723,894		3,731,430		426,100
Net assets	$1,103,118,678	$1,532,928,969	$2,672,480,726		$1,960,066,509		$445,573,244

Net assets consist of:
Paid-in capital	$985,431,217	$1,106,470,280	$2,092,185,678		$1,651,839,032		$455,447,319
Undistributed (distributions in excess of) net investment income (loss)	640,320	—	7,885,884		11,939,490		133,519
Accumulated net realized gain (loss)	40,279,070	114,185,219	173,624,745		93,187,793		(33,588,911)
Net unrealized appreciation (depreciation) on:
Affiliated investments	76,768,071	312,273,470	398,784,419		203,100,194		23,581,317
Net assets	$1,103,118,678	$1,532,928,969	$2,672,480,726		$1,960,066,509		$445,573,244
Net assets by class:
Class A	$734,113,171	$830,874,813	$1,434,214,070		$1,094,723,983		$—
Class B	6,731,340	14,456,137	24,268,615		13,987,223		—
Class C	331,668,880	628,621,080	1,123,771,221		786,976,835		—
Class I	29,212,738	56,252,944	85,959,398		59,663,992		—
Class R	1,359,239	2,701,988	4,245,814		4,693,150		424,720,995
Class R4	—	—	—		—		20,852,249
Class T1	10,543	10,968	10,778		10,645		—
Advisor Class	22,767	11,039	10,830		10,681		—
Shares outstanding (unlimited shares, no par value):
Class A	63,343,981	50,820,840	99,717,489		85,536,829		—
Class B	583,425	901,152	1,667,600		1,078,131		—
Class C	28,865,344	39,726,115	78,686,887		61,961,477		—
Class I	2,513,793	3,439,187	5,977,544		4,662,652		—
Class R	116,182	166,830	296,977		369,103		40,904,191
Class R4	—	—	—		—		2,008,748
Class T1	907	670	749		831		—
Advisor Class	1,955	675	754		835		—
Net asset value per share: (B)
Class A	$11.59	$16.35	$14.38		$12.80		$—
Class B	11.54	16.04	14.55		12.97		—
Class C	11.49	15.82	14.28		12.70		—
Class I	11.62	16.36	14.38		12.80		—
Class R	11.70	16.20	14.30		12.72		10.38
Class R4	—	—	—		—		10.38
Class T1	11.62	16.37	14.39		12.81		—
Advisor Class	11.65	16.35	14.37	(C)	12.78	(C)	—
Maximum offering price per share: (D)
Class A	$12.26	$17.30	$15.22		$13.54		$—
Class T1	$11.92	$16.79	$14.76		$13.14		$—

(A) Affiliated investments, at cost	$1,027,202,673	$1,222,399,653	$2,275,814,160		$1,758,681,607		$422,222,916

(B)	Net asset value per share for Class B, C, I, R, R4 and Advisor Class Shares represents offering price. The redemption price for Class A, B, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(C)	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
(D)

Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF ASSETS AND LIABILITIES (continued)

At October 31, 2017

	Transamerica Asset Allocation Long Horizon	Transamerica Asset Allocation Short Horizon	Transamerica Multi-Manager Alternative Strategies Portfolio
Assets:
Affiliated investments, at value (A)	$258,617,636	$188,923,073	$161,057,424
Repurchase agreement, at value (B)	—	—	1,725,528
Cash	—	—	25,766
Cash collateral pledged at broker:
Futures contracts	—	—	54,285
Receivables and other assets:
Shares of beneficial interest sold	29,234	960	21,707
Affiliated investments sold	49,271	658,435	—
Interest	—	—	6
Dividends	26,158	97,900	118,045
Variation margin receivable on futures contracts	—	—	3,646
Total assets	258,722,299	189,680,368	163,006,407

Liabilities:
Payables and other liabilities:
Shares of beneficial interest redeemed	—	327,267	114,732
Affiliated investments purchased	104,663	430,028	118,045
Investment management fees	22,691	16,629	27,728
Distribution and service fees	107,305	81,856	49,216
Transfer agent fees	217	46	22,571
Trustees, CCO and deferred compensation fees	—	—	234
Audit and tax fees	—	—	17,414
Custody fees	—	—	1,275
Legal fees	—	—	1,707
Printing and shareholder reports fees	—	—	13,581
Registration fees	—	—	3,060
Other	—	—	1,320
Total liabilities	234,876	855,826	370,883
Net assets	$258,487,423	$188,824,542	$162,635,524

Net assets consist of:
Paid-in capital	$264,338,298	$188,475,586	$171,200,900
Undistributed (distributions in excess of) net investment income (loss)	—	186,918	407,519
Accumulated net realized gain (loss)	(35,230,957)	(1,645,756)	(6,600,466)
Net unrealized appreciation (depreciation) on:
Investments	29,380,082	1,807,794	(2,495,070)
Futures contracts	—	—	122,641
Net assets	$258,487,423	$188,824,542	$162,635,524
Net assets by class:
Class A	$—	$—	$32,239,988
Class C	—	—	47,545,388
Class I	—	—	82,741,499
Class R	225,868,844	181,866,166	—
Class R4	32,618,579	6,958,376	—
Class R6	—	—	98,410
Class T1	—	—	10,239
Shares outstanding (unlimited shares, no par value):
Class A	—	—	3,260,310
Class C	—	—	4,859,045
Class I	—	—	8,373,069
Class R	21,145,873	18,012,685	—
Class R4	3,053,303	689,069	—
Class R6	—	—	9,822
Class T1	—	—	1,034
Net asset value per share: (C)
Class A	$—	$—	$9.89
Class C	—	—	9.78
Class I	—	—	9.88
Class R	10.68	10.10	—
Class R4	10.68	10.10	—
Class R6	—	—	10.02
Class T1	—	—	9.90
Maximum offering price per share: (D)
Class A	$—	$—	$10.47
Class T1	$—	$—	$10.15

(A) Affiliated investments, at cost	$229,237,554	$187,115,279	$163,552,494
(B) Repurchase agreements, at cost	$—	$—	$1,725,528

(C)	Net asset value per share for Class C, I, R, R4 and R6 Shares represents offering price. The redemption price for Class A, C and T1 shares equals net asset value less any applicable contingent deferred sales charge.
(D)

Maximum offering price per share for Class A and T1 includes an initial sales charge (represented as a percentage of offering price) which is reduced on certain levels of sales as set forth in the prospectus.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF OPERATIONS

For the year ended:

	Transamerica Asset Allocation – Conservative Portfolio (A) (B)	Transamerica Asset Allocation – Growth Portfolio (A) (B)	Transamerica Asset Allocation – Moderate Growth Portfolio (A) (B)	Transamerica Asset Allocation – Moderate Portfolio (A) (B)
	October 31, 2017	October 31, 2017	October 31, 2017	October 31, 2017
Investment Income:
Dividend income from affiliated investments	$29,381,807	$31,562,006	$65,407,720	$51,677,718
Total investment income	29,381,807	31,562,006	65,407,720	51,677,718

Expenses:
Investment management fees	1,352,216	1,840,971	3,305,593	2,442,533
Distribution and service fees:
Class A	1,757,592	1,963,327	3,456,266	2,650,345
Class B	103,123	204,809	357,117	220,627
Class C	3,627,827	6,517,528	12,083,725	8,560,069
Class R	5,971	12,273	22,023	27,356
Class T1	17	16	17	19
Transfer agent fees
Class A	455,695	905,612	1,255,746	824,971
Class B	18,899	52,522	78,552	41,624
Class C	260,692	684,095	1,048,769	626,926
Class I	28,048	46,842	71,401	53,026
Class R	2,388	3,571	5,082	4,251
Advisor Class	28	14	14	14
Trustees, CCO and deferred compensation fees	19,818	26,944	48,249	35,598
Audit and tax fees	31,877	36,426	50,450	42,391
Custody fees	31,195	31,990	62,463	39,319
Legal fees	58,451	78,582	140,940	104,517
Printing and shareholder reports fees	71,227	129,042	211,478	142,504
Registration fees	119,300	132,283	149,304	131,543
Other	20,587	26,497	44,204	33,925
Total expenses	7,964,951	12,693,344	22,391,393	15,981,558
Net investment income (loss)	21,416,856	18,868,662	43,016,327	35,696,160

Net realized gain (loss) on:
Affiliated investments	9,765,827	14,992,730	31,130,170	14,855,997
Distributions received from affiliated investments	36,779,363	114,051,732	157,131,629	87,699,944
Net realized gain (loss)	46,545,190	129,044,462	188,261,799	102,555,941

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	22,528,307	123,401,606	144,735,748	72,800,193
Net realized and change in unrealized gain (loss)	69,073,497	252,446,068	332,997,547	175,356,134
Net increase (decrease) in net assets resulting from operations	$90,490,353	$271,314,730	$376,013,874	$211,052,294

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period and year ended:

	Transamerica Asset Allocation Intermediate Horizon (A)		Transamerica Asset Allocation Long Horizon (B)
	October 31, 2017 (C)	December 31, 2016 (D)	October 31, 2017 (C)	December 31, 2016 (D)
Investment Income:
Dividend income from affiliated investments	$3,903,431	$1,555,304	$1,077,598	$384,971
Total investment income	3,903,431	1,555,304	1,077,598	384,971

Expenses:
Investment advisory fees	—	78,405	—	27,759
Investment management fees	288,703	—	164,787	—
Distribution and service fees:
Class R	989,030	—	540,893	—
Class R4	45,570	—	50,797	—
Transfer agent fees
Class R4	1,367	—	1,524	—
Total expenses before waiver and/or reimbursement and recapture	1,324,670	78,405	758,001	27,759
Expenses waived and/or reimbursed:
Class R	(39,740)	—	(21,729)	—
Class R4	(4,920)	—	(5,509)	—
Recapture of previously waived and/or reimbursed fees:
Class R4	86	—	15	—
Net expenses	1,280,096	78,405	730,778	27,759
Net investment income (loss)	2,623,335	1,476,899	346,820	357,212

Net realized gain (loss) on:
Affiliated investments	12,678,749	1,766,102	20,941,778	731,569
Distributions received from affiliated investments	137,107	717,206	97,551	488,310
Net realized gain (loss)	12,815,856	2,483,308	21,039,329	1,219,879

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	8,732,126	408,953	(344,114)	342,929
Net realized and change in unrealized gain (loss)	21,547,982	2,892,261	20,695,215	1,562,808
Net increase (decrease) in net assets resulting from operations	$24,171,317	$4,369,160	$21,042,035	$1,920,020

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Operations represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	For the year ended December 31, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF OPERATIONS (continued)

For the period and year ended:

	Transamerica Asset Allocation Short Horizon (A)		Transamerica Multi-Manager Alternative Strategies Portfolio (B)
	October 31, 2017 (C)	December 31, 2016 (D)	October 31, 2017
Investment Income:
Dividend income from affiliated investments	$2,222,615	$322,079	$3,213,442
Interest income from repurchase agreements	—	—	2,713
Total investment income	2,222,615	322,079	3,216,155

Expenses:
Investment advisory fees	—	12,258	—
Investment management fees	112,359	—	408,160
Distribution and service fees:
Class A	—	—	109,898
Class C	—	—	573,352
Class R	432,872	—	—
Class R4	9,031	—	—
Class T1	—	—	16
Transfer agent fees
Class A	—	—	80,359
Class C	—	—	100,301
Class I	—	—	93,745
Class R4	271	—	—
Class R6	—	—	6
Trustees, CCO and deferred compensation fees	—	—	3,347
Audit and tax fees	—	—	21,895
Custody fees	—	—	6,685
Legal fees	—	—	19,466
Printing and shareholder reports fees	—	—	29,500
Registration fees	—	—	72,346
Other	—	—	10,202
Total expenses before waiver and/or reimbursement and recapture	554,533	12,258	1,529,278
Expenses waived and/or reimbursed:
Class R	(17,323)	—	—
Class R4	(985)	—	—
Net expenses	536,225	12,258	1,529,278
Net investment income (loss)	1,686,390	309,821	1,686,877

Net realized gain (loss) on:
Affiliated investments	77,734	(28,206)	(2,921,288)
Distributions received from affiliated investments	—	7,314	1,723,113
Futures contracts	—	—	(235,189)
Net realized gain (loss)	77,734	(20,892)	(1,433,364)

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	2,041,418	256,358	4,384,386
Futures contracts	—	—	122,641
Net change in unrealized appreciation (depreciation)	2,041,418	256,358	4,507,027
Net realized and change in unrealized gain (loss)	2,119,152	235,466	3,073,663
Net increase (decrease) in net assets resulting from operations	$3,805,542	$545,287	$4,760,540

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Class T1 commenced operations on March 17, 2017.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Operations represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	For the year ended December 31, 2016.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Transamerica Asset Allocation – Conservative Portfolio (A) (B)		Transamerica Asset Allocation – Growth Portfolio (A) (B)		Transamerica Asset Allocation – Moderate Growth Portfolio (A) (B)
	October 31, 2017	October 31, 2016	October 31, 2017	October 31, 2016	October 31, 2017	October 31, 2016
From operations:
Net investment income (loss)	$21,416,856	$18,906,087	$18,868,662	$19,096,295	$43,016,327	$38,902,429
Net realized gain (loss)	46,545,190	25,280,255	129,044,462	85,367,869	188,261,799	125,642,432
Net change in unrealized appreciation (depreciation)	22,528,307	(7,886,941)	123,401,606	(63,683,427)	144,735,748	(84,551,770)
Net increase (decrease) in net assets resulting from operations	90,490,353	36,299,401	271,314,730	40,780,737	376,013,874	79,993,091

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(14,931,504)	(11,083,020)	(11,894,234)	(10,602,704)	(24,110,289)	(21,563,243)
Class B	(147,206)	(317,541)	(117,626)	(154,344)	(245,830)	(389,831)
Class C	(5,306,501)	(6,687,349)	(5,981,253)	(5,340,712)	(13,096,520)	(12,345,396)
Class I	(639,011)	(652,493)	(622,284)	(589,640)	(1,106,276)	(1,059,808)
Class R	(21,646)	(26,848)	(29,080)	(28,452)	(69,395)	(75,777)
Class T1	(81)	—	—	—	—	—
Advisor Class	(193)	—	—	—	—	—
Total dividends and/or distributions from net investment income	(21,046,142)	(18,767,251)	(18,644,477)	(16,715,852)	(38,628,310)	(35,434,055)
Net realized gains:
Class A	(16,341,375)	(15,599,535)	(44,340,042)	(51,416,545)	(62,781,715)	(74,571,237)
Class B	(330,104)	(757,797)	(1,550,422)	(3,164,671)	(2,053,573)	(4,414,706)
Class C	(9,987,404)	(14,884,096)	(40,987,189)	(51,508,074)	(60,465,193)	(80,752,726)
Class I	(671,428)	(893,234)	(1,990,298)	(2,397,941)	(2,569,986)	(3,184,273)
Class R	(30,764)	(51,369)	(132,876)	(165,692)	(218,672)	(308,153)
Total dividends and/or distributions from net realized gains	(27,361,075)	(32,186,031)	(89,000,827)	(108,652,923)	(128,089,139)	(163,231,095)
Total dividends and/or distributions to shareholders	(48,407,217)	(50,953,282)	(107,645,304)	(125,368,775)	(166,717,449)	(198,665,150)

Capital share transactions:
Proceeds from shares sold:
Class A	168,243,022	238,518,552	102,965,145	84,950,169	181,963,862	171,622,293
Class B	146,160	389,041	181,072	126,187	396,216	174,053
Class C	21,574,905	34,367,249	38,555,659	47,880,111	58,293,664	78,467,898
Class I	14,504,832	7,247,229	36,639,807	10,577,512	55,995,293	17,144,197
Class R	448,379	775,520	963,991	913,536	1,037,918	1,114,753
Class T1	9,955	—	10,000	—	9,984	—
Advisor Class	21,476	—	10,000	—	10,000	—
	204,948,729	281,297,591	179,325,674	144,447,515	297,706,937	268,523,194
Dividends and/or distributions reinvested:
Class A	30,581,585	25,858,245	54,752,557	60,217,193	84,250,405	92,677,301
Class B	418,711	965,497	1,639,886	3,251,405	2,237,354	4,666,920
Class C	13,171,690	18,215,027	42,381,136	50,835,454	65,441,193	82,142,836
Class I	969,945	1,147,910	2,242,569	2,370,204	3,106,928	3,462,132
Class R	39,591	60,222	134,040	146,777	203,301	242,765
Class T1	81	—	—	—	—	—
Advisor Class	193	—	—	—	—	—
	45,181,796	46,246,901	101,150,188	116,821,033	155,239,181	183,191,954
Cost of shares redeemed:
Class A	(121,101,706)	(93,633,013)	(154,302,416)	(124,556,178)	(277,393,766)	(224,291,468)
Class B	(2,922,554)	(3,564,545)	(3,892,858)	(4,723,557)	(7,992,995)	(11,518,422)
Class C	(121,069,703)	(91,567,215)	(181,865,340)	(113,192,919)	(377,775,734)	(245,427,910)
Class I	(13,183,062)	(10,091,596)	(19,963,731)	(13,436,838)	(32,233,127)	(20,662,865)
Class R	(380,003)	(1,129,889)	(818,754)	(1,043,155)	(1,813,526)	(1,882,984)
	(258,657,028)	(199,986,258)	(360,843,099)	(256,952,647)	(697,209,148)	(503,783,649)
Automatic conversions:
Class A	5,567,433	6,781,530	12,443,353	16,245,805	20,663,395	25,773,435
Class B	(5,567,433)	(6,781,530)	(12,443,353)	(16,245,805)	(20,663,395)	(25,773,435)
	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(8,526,503)	127,558,234	(80,367,237)	4,315,901	(244,263,030)	(52,068,501)
Net increase (decrease) in net assets	33,556,633	112,904,353	83,302,189	(80,272,137)	(34,966,605)	(170,740,560)

Net assets:
Beginning of year	1,069,562,045	956,657,692	1,449,626,780	1,529,898,917	2,707,447,331	2,878,187,891
End of year	$1,103,118,678	$1,069,562,045	$1,532,928,969	$1,449,626,780	$2,672,480,726	$2,707,447,331
Undistributed (distributions in excess of) net investment income (loss)	$640,320	$265,842	$—	$(2,846,552)	$7,885,884	$3,483,348

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

	Transamerica Asset Allocation – Conservative Portfolio (A) (B)		Transamerica Asset Allocation – Growth Portfolio (A) (B)		Transamerica Asset Allocation – Moderate Growth Portfolio (A) (B)
	October 31, 2017	October 31, 2016	October 31, 2017	October 31, 2016	October 31, 2017	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	15,098,248	21,743,739	6,788,040	5,942,349	13,406,079	13,138,107
Class B	13,182	36,499	12,362	8,836	29,388	13,232
Class C	1,941,012	3,172,105	2,649,411	3,457,485	4,358,715	6,069,512
Class I	1,287,059	659,923	2,410,213	737,491	4,131,413	1,316,263
Class R	39,239	70,529	64,344	65,556	77,147	85,715
Class T1	900	—	670	—	749	—
Advisor Class	1,938	—	675	—	754	—
	18,381,578	25,682,795	11,925,715	10,211,717	22,004,245	20,622,829
Shares reinvested:
Class A	2,807,267	2,397,134	3,888,673	4,246,632	6,618,251	7,229,119
Class B	38,971	90,185	117,808	232,575	172,374	358,718
Class C	1,226,164	1,706,878	3,091,257	3,673,085	5,144,748	6,412,399
Class I	88,742	106,161	159,614	167,387	244,640	270,691
Class R	3,607	5,546	9,588	10,417	16,021	18,996
Class T1	7	—	—	—	—	—
Advisor Class	17	—	—	—	—	—
	4,164,775	4,305,904	7,266,940	8,330,096	12,196,034	14,289,923
Shares redeemed:
Class A	(10,748,703)	(8,518,473)	(10,168,060)	(8,688,968)	(20,421,366)	(17,236,075)
Class B	(261,487)	(326,947)	(259,837)	(334,836)	(578,564)	(878,130)
Class C	(10,898,013)	(8,401,227)	(12,341,494)	(8,123,625)	(27,980,918)	(18,929,567)
Class I	(1,177,271)	(913,441)	(1,312,929)	(938,887)	(2,384,355)	(1,590,532)
Class R	(33,843)	(102,263)	(54,052)	(75,244)	(134,274)	(146,556)
	(23,119,317)	(18,262,351)	(24,136,372)	(18,161,560)	(51,499,477)	(38,780,860)
Automatic conversions:
Class A	496,567	616,089	825,921	1,136,655	1,526,334	1,992,220
Class B	(499,197)	(619,128)	(838,984)	(1,157,199)	(1,504,980)	(1,963,526)
	(2,630)	(3,039)	(13,063)	(20,544)	21,354	28,694
Net increase (decrease) in shares outstanding:
Class A	7,653,379	16,238,489	1,334,574	2,636,668	1,129,298	5,123,371
Class B	(708,531)	(819,391)	(968,651)	(1,250,624)	(1,881,782)	(2,469,706)
Class C	(7,730,837)	(3,522,244)	(6,600,826)	(993,055)	(18,477,455)	(6,447,656)
Class I	198,530	(147,357)	1,256,898	(34,009)	1,991,698	(3,578)
Class R	9,003	(26,188)	19,880	729	(41,106)	(41,845)
Class T1	907	—	670	—	749	—
Advisor Class	1,955	—	675	—	754	—
	(575,594)	11,723,309	(4,956,780)	359,709	(17,277,844)	(3,839,414)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and years ended:

	Transamerica Asset Allocation – Moderate Portfolio (A) (B)		Transamerica Asset Allocation Intermediate Horizon (C) (D)
	October 31, 2017	October 31, 2016	October 31, 2017 (E)	December 31, 2016	December 31, 2015
From operations:
Net investment income (loss)	$35,696,160	$34,852,795	$2,623,335	$1,476,899	$1,339,597
Net realized gain (loss)	102,555,941	65,538,623	12,815,856	2,483,308	4,708,055
Net change in unrealized appreciation (depreciation)	72,800,193	(33,596,416)	8,732,126	408,953	(5,416,280)
Net increase (decrease) in net assets resulting from operations	211,052,294	66,795,002	24,171,317	4,369,160	631,372

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(19,317,269)	(18,542,583)	—	—	—
Class B	(211,241)	(417,134)	—	—	—
Class C	(10,165,871)	(12,983,816)	—	—	—
Class I	(932,089)	(1,112,676)	—	—	—
Class R	(90,627)	(103,010)	(1,852,771)	—	—
Class R4	—	—	(641,358)	(1,480,306)	(1,372,680)
Total dividends and/or distributions from net investment income	(30,717,097)	(33,159,219)	(2,494,129)	(1,480,306)	(1,372,680)
Net realized gains:
Class A	(33,472,899)	(38,536,484)	—	—	—
Class B	(912,833)	(1,879,751)	—	—	—
Class C	(30,607,704)	(43,906,920)	—	—	—
Class I	(1,451,743)	(2,073,175)	—	—	—
Class R	(184,525)	(240,557)	—	—	—
Total dividends and/or distributions from net realized gains	(66,629,704)	(86,636,887)	—	—	—
Total dividends and/or distributions to shareholders	(97,346,801)	(119,796,106)	(2,494,129)	(1,480,306)	(1,372,680)

Capital share transactions:
Proceeds from shares sold:
Class A	168,562,758	215,836,917	—	—	—
Class B	144,044	112,271	—	—	—
Class C	43,906,340	61,469,915	—	—	—
Class I	36,669,583	14,443,575	—	—	—
Class R	1,393,679	1,371,028	765,372	—	—
Class R4	—	—	4,468,692	10,435,762	10,588,272
Class T1	9,896	—	—	—	—
Advisor Class	10,000	—	—	—	—
	250,696,300	293,233,706	5,234,064	10,435,762	10,588,272
Issued from fund acquisition:
Class R	—	—	446,964,832	—	—
Class R4	—	—	9,375,346	—	—
	—	—	456,340,178	—	—
Dividends and/or distributions reinvested:
Class A	51,314,401	54,945,229	—	—	—
Class B	1,081,686	2,200,048	—	—	—
Class C	35,527,915	49,137,356	—	—	—
Class I	1,901,097	2,429,543	—	—	—
Class R	248,635	300,525	1,852,771	—	—
Class R4	—	—	641,358	1,480,306	1,372,680
	90,073,734	109,012,701	2,494,129	1,480,306	1,372,680
Cost of shares redeemed:
Class A	(201,006,002)	(153,181,661)	—	—	—
Class B	(5,227,379)	(6,158,304)	—	—	—
Class C	(278,968,953)	(192,514,176)	—	—	—
Class I	(25,876,108)	(20,292,177)	—	—	—
Class R	(2,513,789)	(1,754,502)	(41,528,965)	—	—
Class R4	—	—	(77,449,724)	(15,611,816)	(24,595,141)
	(513,592,231)	(373,900,820)	(118,978,689)	(15,611,816)	(24,595,141)
Automatic conversions:
Class A	12,563,940	13,022,119	—	—	—
Class B	(12,563,940)	(13,022,119)	—	—	—
	—	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(172,822,197)	28,345,587	345,089,682	(3,695,748)	(12,634,189)
Net increase (decrease) in net assets	(59,116,704)	(24,655,517)	366,766,870	(806,894)	(13,375,497)

Net assets:
Beginning of period/year	2,019,183,213	2,043,838,730	78,806,374	79,613,268	92,988,765
End of period/year	$1,960,066,509	$2,019,183,213	$445,573,244	$78,806,374	$79,613,268
Undistributed (distributions in excess of) net investment income (loss)	$11,939,490	$6,937,555	$133,519	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and years ended:

	Transamerica Asset Allocation – Moderate Portfolio (A) (B)		Transamerica Asset Allocation Intermediate Horizon (C) (D)
	October 31, 2017	October 31, 2016	October 31, 2017 (E)	December 31, 2016	December 31, 2015
Capital share transactions - shares:
Shares issued:
Class A	13,869,564	18,302,657	—	—	—
Class B	11,875	9,540	—	—	—
Class C	3,633,108	5,242,495	—	—	—
Class I	3,000,942	1,216,605	—	—	—
Class R	116,508	117,050	99,172	—	—
Class R4	—	—	448,499	1,107,756	1,109,686
Class T1	831	—	—	—	—
Advisor Class	835	—	—	—	—
	20,633,663	24,888,347	547,671	1,107,756	1,109,686
Shares issued on fund acquisition:
Class R	—	—	44,696,483	—	—
Class R4	—	—	937,535	—	—
	—	—	45,634,018	—	—
Shares reinvested:
Class A	4,431,295	4,740,745	—	—	—
Class B	91,436	186,761	—	—	—
Class C	3,070,694	4,250,636	—	—	—
Class I	164,454	210,168	—	—	—
Class R	21,564	26,065	182,393	—	—
Class R4	—	—	64,398	157,575	145,780
	7,779,443	9,414,375	246,791	157,575	145,780
Shares redeemed:
Class A	(16,419,331)	(12,949,095)	—	—	—
Class B	(419,746)	(513,681)	—	—	—
Class C	(23,004,730)	(16,331,651)	—	—	—
Class I	(2,121,299)	(1,721,895)	—	—	—
Class R	(205,851)	(147,768)	(4,073,857)	—	—
Class R4	—	—	(7,667,594)	(1,661,621)	(2,563,246)
	(42,170,957)	(31,664,090)	(11,741,451)	(1,661,621)	(2,563,246)
Automatic conversions:
Class A	1,028,965	1,103,996	—	—	—
Class B	(1,012,196)	(1,090,225)	—	—	—
	16,769	13,771	—	—	—
Net increase (decrease) in shares outstanding:
Class A	2,910,493	11,198,303	—	—	—
Class B	(1,328,631)	(1,407,605)	—	—	—
Class C	(16,300,928)	(6,838,520)	—	—	—
Class I	1,044,097	(295,122)	—	—	—
Class R	(67,779)	(4,653)	40,904,191	—	—
Class R4	—	—	(6,217,162)	(396,290)	(1,307,780)
Class T1	831	—	—	—	—
Advisor Class	835	—	—	—	—
	(13,741,082)	2,652,403	34,687,029	(396,290)	(1,307,780)

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The Capital share transactions – shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and years ended:

	Transamerica Asset Allocation Long Horizon (A) (B)			Transamerica Asset Allocation Short Horizon (C) (D)
	October 31, 2017 (E)	December 31, 2016	December 31, 2015	October 31, 2017 (E)	December 31, 2016	December 31, 2015
From operations:
Net investment income (loss)	$346,820	$357,212	$384,275	$1,686,390	$309,821	$308,637
Net realized gain (loss)	21,039,329	1,219,879	3,171,019	77,734	(20,892)	(38,859)
Net change in unrealized appreciation (depreciation)	(344,114)	342,929	(3,075,546)	2,041,418	256,358	(285,090)
Net increase (decrease) in net assets resulting from operations	21,042,035	1,920,020	479,748	3,805,542	545,287	(15,312)

Dividends and/or distributions to shareholders:
Net investment income:
Class R	(219,043)	—	—	(1,351,847)	—	—
Class R4	(214,487)	(357,604)	(399,677)	(147,772)	(310,689)	(313,657)
Total dividends and/or distributions from net investment income	(433,530)	(357,604)	(399,677)	(1,499,619)	(310,689)	(313,657)

Capital share transactions:
Proceeds from shares sold:
Class R	446,246	—	—	1,206,426	—	—
Class R4	1,414,333	2,413,487	5,057,487	951,917	1,954,572	2,586,242
	1,860,579	2,413,487	5,057,487	2,158,343	1,954,572	2,586,242
Issued from fund acquisition:
Class R	249,595,177	—	—	197,514,479	—	—
Class R4	39,901,367	—	—	—	—	—
	289,496,544	—	—	197,514,479	—	—
Dividends and/or distributions reinvested:
Class R	219,043	—	—	1,351,847	—	—
Class R4	214,487	357,604	399,677	147,772	310,689	313,657
	433,530	357,604	399,677	1,499,619	310,689	313,657
Cost of shares redeemed:
Class R	(40,163,455)	—	—	(20,230,729)	—	—
Class R4	(42,237,540)	(4,503,317)	(12,203,415)	(6,319,580)	(2,952,762)	(7,843,832)
	(82,400,995)	(4,503,317)	(12,203,415)	(26,550,309)	(2,952,762)	(7,843,832)
Net increase (decrease) in net assets resulting from capital share transactions	209,389,658	(1,732,226)	(6,746,251)	174,622,132	(687,501)	(4,943,933)
Net increase (decrease) in net assets	229,998,163	(169,810)	(6,666,180)	176,928,055	(452,903)	(5,272,902)

Net assets:
Beginning of period/year	28,489,260	28,659,070	35,325,250	11,896,487	12,349,390	17,622,292
End of period/year	$258,487,423	$28,489,260	$28,659,070	$188,824,542	$11,896,487	$12,349,390
Undistributed (distributions in excess of) net investment income (loss)	$—	$—	$—	$186,918	$—	$—

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the period and years ended:

	Transamerica Asset Allocation Long Horizon (A) (B)			Transamerica Asset Allocation Short Horizon (C) (D)
	October 31, 2017 (E)	December 31, 2016	December 31, 2015	October 31, 2017 (E)	December 31, 2016	December 31, 2015
Capital share transactions - shares:
Shares issued:
Class R	55,357	—	—	134,991	—	—
Class R4	144,324	279,226	547,623	96,154	198,981	259,461
	199,681	279,226	547,623	231,145	198,981	259,461
Shares issued on fund acquisition:
Class R	24,959,518	—	—	19,751,448	—	—
Class R4	3,990,137	—	—	—	—	—
	28,949,655	—	—	19,751,448	—	—
Shares reinvested:
Class R	21,463	—	—	134,734	—	—
Class R4	21,416	39,868	43,822	14,799	31,615	31,965
	42,879	39,868	43,822	149,533	31,615	31,965
Shares redeemed:
Class R	(3,890,465)	—	—	(2,008,488)	—	—
Class R4	(4,142,692)	(512,375)	(1,316,778)	(632,307)	(300,818)	(785,398)
	(8,033,157)	(512,375)	(1,316,778)	(2,640,795)	(300,818)	(785,398)
Net increase (decrease) in shares outstanding:
Class R	21,145,873	—	—	18,012,685	—	—
Class R4	13,185	(193,281)	(725,333)	(521,354)	(70,222)	—
	21,159,058	(193,281)	(725,333)	17,491,331	(70,222)	(493,972)

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The Capital share transactions – shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The Capital share transactions – shares have been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(E)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Statements of Changes in Net Assets represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio (A)
	October 31, 2017	October 31, 2016
From operations:
Net investment income (loss)	$1,686,877	$9,687,269
Net realized gain (loss)	(1,433,364)	(4,060,071)
Net change in unrealized appreciation (depreciation)	4,507,027	(5,088,135)
Net increase (decrease) in net assets resulting from operations	4,760,540	539,063

Dividends and/or distributions to shareholders:
Net investment income:
Class A	(667,194)	(2,433,441)
Class C	(154,533)	(1,889,157)
Class I	(1,458,668)	(5,417,255)
Class R6	(909)	(913)
Total dividends and/or distributions from net investment income	(2,281,304)	(9,740,766)
Net realized gains:
Class A	—	(1,502,187)
Class C	—	(1,666,391)
Class I	—	(2,976,476)
Class R6	—	(816)
Total dividends and/or distributions from net realized gains	—	(6,145,870)
Total dividends and/or distributions to shareholders	(2,281,304)	(15,886,636)

Capital share transactions:
Proceeds from shares sold:
Class A	4,822,075	9,768,314
Class C	1,055,657	2,525,084
Class I	31,917,682	21,269,628
Class R6	40,438	6,692
Class T1	10,000	—
	37,845,852	33,569,718
Dividends and/or distributions reinvested:
Class A	633,442	3,705,296
Class C	138,283	3,133,312
Class I	1,318,413	6,792,445
Class R6	909	1,729
	2,091,047	13,632,782
Cost of shares redeemed:
Class A	(34,925,011)	(40,084,187)
Class C	(27,479,242)	(30,632,307)
Class I	(60,321,746)	(102,602,237)
Class R6	(238)	(56)
	(122,726,237)	(173,318,787)
Net increase (decrease) in net assets resulting from capital share transactions	(82,789,338)	(126,116,287)
Net increase (decrease) in net assets	(80,310,102)	(141,463,860)

Net assets:
Beginning of year	242,945,626	384,409,486
End of year	$162,635,524	$242,945,626
Undistributed (distributions in excess of) net investment income (loss)	$407,519	$998,977

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

For the years ended:

	Transamerica Multi-Manager Alternative Strategies Portfolio (A)
	October 31, 2017	October 31, 2016
Capital share transactions - shares:
Shares issued:
Class A	500,226	1,013,940
Class C	109,982	266,471
Class I	3,310,753	2,224,465
Class R6	4,147	707
Class T1	1,034	—
	3,926,142	3,505,583
Shares reinvested:
Class A	66,748	394,180
Class C	14,633	335,473
Class I	139,515	724,914
Class R6	95	182
	220,991	1,454,749
Shares redeemed:
Class A	(3,621,203)	(4,200,079)
Class C	(2,869,340)	(3,228,158)
Class I	(6,259,077)	(10,736,708)
Class R6	(24)	(6)
	(12,749,644)	(18,164,951)
Net increase (decrease) in shares outstanding:
Class A	(3,054,229)	(2,791,959)
Class C	(2,744,725)	(2,626,214)
Class I	(2,808,809)	(7,787,329)
Class R6	4,218	883
Class T1	1,034	—
	(8,602,511)	(13,204,619)

(A)	Class T1 commenced operations on March 17, 2017.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class A
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$11.18	$11.40		$12.38	$12.33	$11.73
Investment operations:
Net investment income (loss) (A) (B)	0.24	0.23	(C)	0.23	0.29	0.27
Net realized and unrealized gain (loss)	0.71	0.18		(0.11)	0.39	0.64
Total investment operations	0.95	0.41		0.12	0.68	0.91
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.25)		(0.23)	(0.30)	(0.27)
Net realized gains	(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.54)	(0.63)		(1.10)	(0.63)	(0.31)
Net asset value, end of year	$11.59	$11.18		$11.40	$12.38	$12.33
Total return (D)	8.78%	3.83%		1.07%	5.65%	7.90%
Ratio and supplemental data:
Net assets end of year (000’s)	$734,113	$622,495		$449,574	$416,116	$451,868
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.47%	0.48%		0.51%	0.53%	0.58%
Including waiver and/or reimbursement and recapture	0.47%	0.47	%(C)	0.51%	0.53%	0.58%
Net investment income (loss) to average net assets (B)	2.15%	2.12	%(C)	1.94%	2.38%	2.30%
Portfolio turnover rate (F)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class B
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$11.12	$11.34		$12.32	$12.26	$11.66
Investment operations:
Net investment income (loss) (A) (B)	0.17	0.18	(C)	0.15	0.21	0.19
Net realized and unrealized gain (loss)	0.68	0.14		(0.12)	0.38	0.63
Total investment operations	0.85	0.32		0.03	0.59	0.82
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.16)		(0.14)	(0.20)	(0.18)
Net realized gains	(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.43)	(0.54)		(1.01)	(0.53)	(0.22)
Net asset value, end of year	$11.54	$11.12		$11.34	$12.32	$12.26
Total return (D)	7.86%	3.01%		0.23%	4.96%	7.13%
Ratio and supplemental data:
Net assets end of year (000’s)	$6,731	$14,366		$23,943	$37,192	$52,694
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.34%	1.30%		1.29%	1.28%	1.29%
Including waiver and/or reimbursement and recapture	1.34%	1.29	%(C)	1.29%	1.28%	1.29%
Net investment income (loss) to average net assets (B)	1.52%	1.66	%(C)	1.31%	1.73%	1.62%
Portfolio turnover rate (F)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class C
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$11.08	$11.30		$12.29	$12.24	$11.64
Investment operations:
Net investment income (loss) (A) (B)	0.17	0.17	(C)	0.15	0.21	0.19
Net realized and unrealized gain (loss)	0.69	0.16		(0.12)	0.38	0.64
Total investment operations	0.86	0.33		0.03	0.59	0.83
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.17)		(0.15)	(0.21)	(0.19)
Net realized gains	(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.45)	(0.55)		(1.02)	(0.54)	(0.23)
Net asset value, end of year	$11.49	$11.08		$11.30	$12.29	$12.24
Total return (D)	7.99%	3.10%		0.26%	4.97%	7.24%
Ratio and supplemental data:
Net assets end of year (000’s)	$331,669	$405,546		$453,483	$508,285	$548,471
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.23%	1.22%		1.22%	1.22%	1.23%
Including waiver and/or reimbursement and recapture	1.23%	1.21	%(C)	1.22%	1.22%	1.23%
Net investment income (loss) to average net assets (B)	1.51%	1.56	%(C)	1.26%	1.69%	1.63%
Portfolio turnover rate (F)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class I
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$11.21	$11.42		$12.40	$12.35	$11.75
Investment operations:
Net investment income (loss) (A) (B)	0.28	0.28	(C)	0.27	0.32	0.30
Net realized and unrealized gain (loss)	0.69	0.16		(0.12)	0.39	0.65
Total investment operations	0.97	0.44		0.15	0.71	0.95
Dividends and/or distributions to shareholders:
Net investment income	(0.27)	(0.27)		(0.26)	(0.33)	(0.31)
Net realized gains	(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.56)	(0.65)		(1.13)	(0.66)	(0.35)
Net asset value, end of year	$11.62	$11.21		$11.42	$12.40	$12.35
Total return	8.97%	4.13%		1.33%	5.94%	8.24%
Ratio and supplemental data:
Net assets end of year (000’s)	$29,213	$25,946		$28,126	$32,814	$28,551
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.26%	0.26%		0.26%	0.26%	0.26%
Including waiver and/or reimbursement and recapture	0.26%	0.25	%(C)	0.26%	0.26%	0.26%
Net investment income (loss) to average net assets (B)	2.46%	2.50	%(C)	2.28%	2.58%	2.47%
Portfolio turnover rate (E)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$11.28	$11.49		$12.47	$12.41	$11.81
Investment operations:
Net investment income (loss) (A) (B)	0.21	0.22	(C)	0.21	0.25	0.27
Net realized and unrealized gain (loss)	0.70	0.15		(0.13)	0.40	0.61
Total investment operations	0.91	0.37		0.08	0.65	0.88
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.20)		(0.19)	(0.26)	(0.24)
Net realized gains	(0.29)	(0.38)		(0.87)	(0.33)	(0.04)
Total dividends and/or distributions to shareholders	(0.49)	(0.58)		(1.06)	(0.59)	(0.28)
Net asset value, end of year	$11.70	$11.28		$11.49	$12.47	$12.41
Total return	8.35%	3.44%		0.68%	5.40%	7.61%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,359	$1,209		$1,532	$2,051	$2,439
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.85%	0.86%		0.86%	0.82%	0.81%
Including waiver and/or reimbursement and recapture	0.85%	0.85	%(C)	0.86%	0.82%	0.81%
Net investment income (loss) to average net assets (B)	1.88%	1.97	%(C)	1.77%	2.06%	2.21%
Portfolio turnover rate (E)	18%	4%		11%	26%	6%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Conservative Portfolio
	Class T1		Advisor Class
	October 31, 2017 (A)		October 31, 2017 (B)
Net asset value, beginning of period	$11.11		$11.12
Investment operations:
Net investment income (loss) (C) (D)	0.11		0.12
Net realized and unrealized gain (loss)	0.49		0.51
Total investment operations	0.60		0.63
Dividends and/or distributions to shareholders:
Net investment income	(0.09)		(0.10)
Net asset value, end of period	$11.62		$11.65
Total return	5.42	%(E)(F)	5.68	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$23
Expenses to average net assets (G)	0.40	%(H)	0.35	%(H)
Net investment income (loss) to average net assets (D)	1.59	%(H)	1.63	%(H)
Portfolio turnover rate (I)	18%		18%

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class A
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$14.71	$15.57		$16.35	$15.26	$12.37
Investment operations:
Net investment income (loss) (A) (B)	0.23	0.23	(C)	0.20	0.32	0.16
Net realized and unrealized gain (loss)	2.55	0.24		0.23	1.08	2.87
Total investment operations	2.78	0.47		0.43	1.40	3.03
Dividends and/or distributions to shareholders:
Net investment income	(0.24)	(0.23)		(0.22)	(0.31)	(0.14)
Net realized gains	(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.14)	(1.33)		(1.21)	(0.31)	(0.14)
Net asset value, end of year	$16.35	$14.71		$15.57	$16.35	$15.26
Total return (D)	20.19%	3.28%		2.65%	9.30%	24.75%
Ratio and supplemental data:
Net assets end of year (000’s)	$830,875	$727,751		$729,547	$728,850	$693,517
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.52%	0.53%		0.53%	0.55%	0.62%
Including waiver and/or reimbursement and recapture	0.52%	0.52	%(C)	0.53%	0.55%	0.62%
Net investment income (loss) to average net assets (B)	1.53%	1.63	%(C)	1.26%	2.02%	1.18%
Portfolio turnover rate (F)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class B
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$14.40	$15.22		$15.98	$14.91	$12.07
Investment operations:
Net investment income (loss) (A) (B)	0.16	0.15	(C)	0.10	0.23	0.07
Net realized and unrealized gain (loss)	2.45	0.18		0.19	1.03	2.80
Total investment operations	2.61	0.33		0.29	1.26	2.87
Dividends and/or distributions to shareholders:
Net investment income	(0.07)	(0.05)		(0.06)	(0.19)	(0.03)
Net realized gains	(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(0.97)	(1.15)		(1.05)	(0.19)	(0.03)
Net asset value, end of year	$16.04	$14.40		$15.22	$15.98	$14.91
Total return (D)	19.16%	2.39%		1.79%	8.49%	23.83%
Ratio and supplemental data:
Net assets end of year (000’s)	$14,456	$26,931		$47,506	$73,479	$98,099
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.41%	1.37%		1.35%	1.34%	1.38%
Including waiver and/or reimbursement and recapture	1.41%	1.36	%(C)	1.35%	1.34%	1.38%
Net investment income (loss) to average net assets (B)	1.06%	1.10	%(C)	0.64%	1.51%	0.51%
Portfolio turnover rate (F)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class C
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$14.26	$15.13		$15.92	$14.88	$12.06
Investment operations:
Net investment income (loss) (A) (B)	0.13	0.13	(C)	0.08	0.20	0.07
Net realized and unrealized gain (loss)	2.46	0.21		0.23	1.06	2.81
Total investment operations	2.59	0.34		0.31	1.26	2.88
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.11)		(0.11)	(0.22)	(0.06)
Net realized gains	(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.03)	(1.21)		(1.10)	(0.22)	(0.06)
Net asset value, end of year	$15.82	$14.26		$15.13	$15.92	$14.88
Total return (D)	19.31%	2.49%		1.91%	8.51%	23.95%
Ratio and supplemental data:
Net assets end of year (000’s)	$628,621	$660,687		$716,039	$736,246	$710,928
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.26%	1.27%		1.26%	1.26%	1.30%
Including waiver and/or reimbursement and recapture	1.26%	1.26	%(C)	1.26%	1.26%	1.30%
Net investment income (loss) to average net assets (B)	0.91%	0.93	%(C)	0.54%	1.32%	0.51%
Portfolio turnover rate (F)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class I
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$14.72	$15.59		$16.37	$15.28	$12.39
Investment operations:
Net investment income (loss) (A) (B)	0.23	0.28	(C)	0.23	0.35	0.20
Net realized and unrealized gain (loss)	2.59	0.22		0.25	1.11	2.88
Total investment operations	2.82	0.50		0.48	1.46	3.08
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.27)		(0.27)	(0.37)	(0.19)
Net realized gains	(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.18)	(1.37)		(1.26)	(0.37)	(0.19)
Net asset value, end of year	$16.36	$14.72		$15.59	$16.37	$15.28
Total return	20.52%	3.52%		2.96%	9.64%	25.21%
Ratio and supplemental data:
Net assets end of year (000’s)	$56,253	$32,116		$34,547	$30,595	$23,052
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.26%	0.26%		0.26%	0.26%	0.27%
Including waiver and/or reimbursement and recapture	0.26%	0.25	%(C)	0.26%	0.26%	0.27%
Net investment income (loss) to average net assets (B)	1.50%	1.96	%(C)	1.48%	2.19%	1.49%
Portfolio turnover rate (E)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$14.57	$15.45		$16.24	$15.16	$12.27
Investment operations:
Net investment income (loss) (A) (B)	0.18	0.21	(C)	0.15	0.23	0.13
Net realized and unrealized gain (loss)	2.55	0.20		0.23	1.12	2.86
Total investment operations	2.73	0.41		0.38	1.35	2.99
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.19)		(0.18)	(0.27)	(0.10)
Net realized gains	(0.90)	(1.10)		(0.99)	—	—
Total dividends and/or distributions to shareholders	(1.10)	(1.29)		(1.17)	(0.27)	(0.10)
Net asset value, end of year	$16.20	$14.57		$15.45	$16.24	$15.16
Total return	19.94%	2.90%		2.29%	9.01%	24.51%
Ratio and supplemental data:
Net assets end of year (000’s)	$2,702	$2,142		$2,260	$2,127	$2,541
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.80%	0.86%		0.83%	0.85%	0.84%
Including waiver and/or reimbursement and recapture	0.80%	0.85	%(C)	0.83%	0.85%	0.84%
Net investment income (loss) to average net assets (B)	1.19%	1.47	%(C)	0.93%	1.47%	0.97%
Portfolio turnover rate (E)	9%	1%		6%	31%	22%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Growth Portfolio
	Class T1		Advisor Class
	October 31, 2017 (A)		October 31, 2017 (B)
Net asset value, beginning of period	$14.92		$14.81
Investment operations:
Net investment income (loss) (C) (D)	0.04		0.04
Net realized and unrealized gain (loss)	1.41		1.50
Total investment operations	1.45		1.54
Net asset value, end of period	$16.37		$16.35
Total return	9.72	%(E)(F)	10.40	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (G)	0.40	%(H)	0.35	%(H)
Net investment income (loss) to average net assets (D)	0.43	%(H)	0.43	%(H)
Portfolio turnover rate (I)	9%		9%

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class A
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.34	$13.93		$15.23	$14.39	$12.34
Investment operations:
Net investment income (loss) (A) (B)	0.26	0.23	(C)	0.24	0.31	0.21
Net realized and unrealized gain (loss)	1.67	0.20		0.05	0.83	2.06
Total investment operations	1.93	0.43		0.29	1.14	2.27
Dividends and/or distributions to shareholders:
Net investment income	(0.25)	(0.23)		(0.27)	(0.30)	(0.22)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(0.89)	(1.02)		(1.59)	(0.30)	(0.22)
Net asset value, end of year	$14.38	$13.34		$13.93	$15.23	$14.39
Total return (D)	15.32%	3.35%		1.93%	8.01%	18.67%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,434,214	$1,315,381		$1,301,591	$1,319,226	$1,269,265
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.49%	0.50%		0.50%	0.52%	0.58%
Including waiver and/or reimbursement and recapture	0.49%	0.49	%(C)	0.50%	0.52%	0.58%
Net investment income (loss) to average net assets (B)	1.89%	1.76	%(C)	1.68%	2.09%	1.60%
Portfolio turnover rate (F)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class B
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.44	$13.97		$15.23	$14.38	$12.32
Investment operations:
Net investment income (loss) (A) (B)	0.18	0.15	(C)	0.15	0.23	0.12
Net realized and unrealized gain (loss)	1.65	0.18		0.02	0.79	2.05
Total investment operations	1.83	0.33		0.17	1.02	2.17
Dividends and/or distributions to shareholders:
Net investment income	(0.08)	(0.07)		(0.11)	(0.17)	(0.11)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(0.72)	(0.86)		(1.43)	(0.17)	(0.11)
Net asset value, end of year	$14.55	$13.44		$13.97	$15.23	$14.38
Total return (D)	14.26%	2.55%		1.11%	7.16%	17.72%
Ratio and supplemental data:
Net assets end of year (000’s)	$24,269	$47,691		$84,073	$133,060	$182,030
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.37%	1.34%		1.32%	1.30%	1.33%
Including waiver and/or reimbursement and recapture	1.37%	1.33	%(C)	1.32%	1.30%	1.33%
Net investment income (loss) to average net assets (B)	1.31%	1.15	%(C)	1.06%	1.52%	0.94%
Portfolio turnover rate (F)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class C
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.24	$13.82		$15.12	$14.30	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.17	0.14	(C)	0.14	0.21	0.12
Net realized and unrealized gain (loss)	1.65	0.19		0.04	0.82	2.05
Total investment operations	1.82	0.33		0.18	1.03	2.17
Dividends and/or distributions to shareholders:
Net investment income	(0.14)	(0.12)		(0.16)	(0.21)	(0.13)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(0.78)	(0.91)		(1.48)	(0.21)	(0.13)
Net asset value, end of year	$14.28	$13.24		$13.82	$15.12	$14.30
Total return (D)	14.48%	2.60%		1.16%	7.23%	17.88%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,123,771	$1,286,726		$1,431,708	$1,526,267	$1,506,825
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.24%	1.24%		1.23%	1.23%	1.26%
Including waiver and/or reimbursement and recapture	1.24%	1.23	%(C)	1.23%	1.23%	1.26%
Net investment income (loss) to average net assets (B)	1.25%	1.05	%(C)	0.96%	1.39%	0.92%
Portfolio turnover rate (F)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class I
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.34	$13.93		$15.23	$14.40	$12.36
Investment operations:
Net investment income (loss) (A) (B)	0.27	0.27	(C)	0.28	0.34	0.24
Net realized and unrealized gain (loss)	1.69	0.19		0.05	0.84	2.06
Total investment operations	1.96	0.46		0.33	1.18	2.30
Dividends and/or distributions to shareholders:
Net investment income	(0.28)	(0.26)		(0.31)	(0.35)	(0.26)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(0.92)	(1.05)		(1.63)	(0.35)	(0.26)
Net asset value, end of year	$14.38	$13.34		$13.93	$15.23	$14.40
Total return	15.62%	3.63%		2.22%	8.27%	19.00%
Ratio and supplemental data:
Net assets end of year (000’s)	$85,959	$53,166		$55,554	$54,952	$46,067
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25%	0.25%		0.25%	0.25%	0.26%
Including waiver and/or reimbursement and recapture	0.25%	0.24	%(C)	0.25%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	1.96%	2.04	%(C)	1.94%	2.30%	1.84%
Portfolio turnover rate (E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$13.26	$13.85		$15.15	$14.32	$12.28
Investment operations:
Net investment income (loss) (A) (B)	0.18	0.21	(C)	0.20	0.26	0.19
Net realized and unrealized gain (loss)	1.70	0.18		0.05	0.84	2.04
Total investment operations	1.88	0.39		0.25	1.10	2.23
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.19)		(0.23)	(0.27)	(0.19)
Net realized gains	(0.64)	(0.79)		(1.32)	—	—
Total dividends and/or distributions to shareholders	(0.84)	(0.98)		(1.55)	(0.27)	(0.19)
Net asset value, end of year	$14.30	$13.26		$13.85	$15.15	$14.32
Total return	15.03%	3.10%		1.65%	7.77%	18.46%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,246	$4,483		$5,262	$5,364	$5,202
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.76%	0.79%		0.76%	0.75%	0.77%
Including waiver and/or reimbursement and recapture	0.76%	0.78	%(C)	0.76%	0.75%	0.77%
Net investment income (loss) to average net assets (B)	1.36%	1.61	%(C)	1.45%	1.75%	1.42%
Portfolio turnover rate (E)	14%	1%		7%	33%	19%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Moderate Growth Portfolio
	Class T1		Advisor Class
	October 31, 2017 (A)		October 31, 2017 (B)
Net asset value, beginning of period	$13.35		$13.27
Investment operations:
Net investment income (loss) (C) (D)	0.12		0.09
Net realized and unrealized gain (loss)	0.92		1.01
Total investment operations	1.04		1.10
Net asset value, end of period	$14.39		$14.37
Total return	7.79	%(E)(F)	8.29	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (G)	0.39	%(H)	0.35	%(H)
Net investment income (loss) to average net assets (D)	1.36	%(H)	1.01	%(H)
Portfolio turnover rate (I)	14%		14%

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class A
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.11	$12.46		$13.56	$13.58	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.25	0.24	(C)	0.24	0.27	0.24
Net realized and unrealized gain (loss)	1.08	0.18		(0.06)	0.54	1.34
Total investment operations	1.33	0.42		0.18	0.81	1.58
Dividends and/or distributions to shareholders:
Net investment income	(0.23)	(0.25)		(0.28)	(0.27)	(0.26)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.64)	(0.77)		(1.28)	(0.83)	(0.26)
Net asset value, end of year	$12.80	$12.11		$12.46	$13.56	$13.58
Total return (D)	11.54%	3.71%		1.32%	6.20%	13.13%
Ratio and supplemental data:
Net assets end of year (000’s)	$1,094,724	$1,000,707		$890,270	$899,852	$900,887
Expenses to average net assets
Excluding waiver and/or reimbursement and recapture (E)	0.48%	0.48%		0.49%	0.52%	0.56%
Including waiver and/or reimbursement and recapture	0.48%	0.47	%(C)	0.49%	0.52%	0.56%
Net investment income (loss) to average net assets (B)	2.07%	2.04	%(C)	1.90%	1.99%	1.89%
Portfolio turnover rate (F)	13%	2%		10%	27%	21

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class B
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.23	$12.54		$13.60	$13.61	$12.26
Investment operations:
Net investment income (loss) (A) (B)	0.18	0.18	(C)	0.16	0.18	0.16
Net realized and unrealized gain (loss)	1.06	0.15		(0.08)	0.52	1.34
Total investment operations	1.24	0.33		0.08	0.70	1.50
Dividends and/or distributions to shareholders:
Net investment income	(0.09)	(0.12)		(0.14)	(0.15)	(0.15)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.50)	(0.64)		(1.14)	(0.71)	(0.15)
Net asset value, end of year	$12.97	$12.23		$12.54	$13.60	$13.61
Total return (D)	10.53%	2.83%		0.54%	5.32%	12.36%
Ratio and supplemental data:
Net assets end of year (000’s)	$13,987	$29,432		$47,833	$71,121	$95,350
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.34%	1.31%		1.30%	1.30%	1.31%
Including waiver and/or reimbursement and recapture	1.34%	1.30	%(C)	1.30%	1.30%	1.31%
Net investment income (loss) to average net assets (B)	1.47%	1.47	%(C)	1.22%	1.32%	1.21%
Portfolio turnover rate (F)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class C
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.01	$12.36		$13.44	$13.48	$12.17
Investment operations:
Net investment income (loss) (A) (B)	0.17	0.16	(C)	0.15	0.17	0.15
Net realized and unrealized gain (loss)	1.06	0.17		(0.05)	0.53	1.34
Total investment operations	1.23	0.33		0.10	0.70	1.49
Dividends and/or distributions to shareholders:
Net investment income	(0.13)	(0.16)		(0.18)	(0.18)	(0.18)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.54)	(0.68)		(1.18)	(0.74)	(0.18)
Net asset value, end of year	$12.70	$12.01		$12.36	$13.44	$13.48
Total return (D)	10.69%	2.88%		0.70%	5.39%	12.37%
Ratio and supplemental data:
Net assets end of year (000’s)	$786,977	$939,970		$1,051,486	$1,138,082	$1,142,473
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	1.22%	1.22%		1.22%	1.22%	1.24%
Including waiver and/or reimbursement and recapture	1.22%	1.21	%(C)	1.22%	1.22%	1.24%
Net investment income (loss) to average net assets (B)	1.43%	1.40	%(C)	1.18%	1.29%	1.21%
Portfolio turnover rate (F)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class I
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.11	$12.46		$13.56	$13.59	$12.28
Investment operations:
Net investment income (loss) (A) (B)	0.28	0.28	(C)	0.27	0.30	0.28
Net realized and unrealized gain (loss)	1.08	0.17		(0.06)	0.54	1.33
Total investment operations	1.36	0.45		0.21	0.84	1.61
Dividends and/or distributions to shareholders:
Net investment income	(0.26)	(0.28)		(0.31)	(0.31)	(0.30)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.67)	(0.80)		(1.31)	(0.87)	(0.30)
Net asset value, end of year	$12.80	$12.11		$12.46	$13.56	$13.59
Total return	11.80%	3.97%		1.60%	6.45%	13.41%
Ratio and supplemental data:
Net assets end of year (000’s)	$59,664	$43,818		$48,780	$47,590	$41,286
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.25%	0.25%		0.25%	0.25%	0.26%
Including waiver and/or reimbursement and recapture	0.25%	0.24	%(C)	0.25%	0.25%	0.26%
Net investment income (loss) to average net assets (B)	2.26%	2.40	%(C)	2.13%	2.21%	2.17%
Portfolio turnover rate (E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class R
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$12.03	$12.39		$13.48	$13.52	$12.20
Investment operations:
Net investment income (loss) (A) (B)	0.17	0.21	(C)	0.21	0.22	0.21
Net realized and unrealized gain (loss)	1.13	0.17		(0.05)	0.55	1.34
Total investment operations	1.30	0.38		0.16	0.77	1.55
Dividends and/or distributions to shareholders:
Net investment income	(0.20)	(0.22)		(0.25)	(0.25)	(0.23)
Net realized gains	(0.41)	(0.52)		(1.00)	(0.56)	—
Total dividends and/or distributions to shareholders	(0.61)	(0.74)		(1.25)	(0.81)	(0.23)
Net asset value, end of year	$12.72	$12.03		$12.39	$13.48	$13.52
Total return	11.20%	3.40%		1.17%	5.88%	12.93%
Ratio and supplemental data:
Net assets end of year (000’s)	$4,693	$5,256		$5,470	$5,665	$4,990
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.73%	0.74%		0.73%	0.73%	0.76%
Including waiver and/or reimbursement and recapture	0.73%	0.72	%(C)	0.73%	0.73%	0.76%
Net investment income (loss) to average net assets (B)	1.38%	1.80	%(C)	1.67%	1.68%	1.67%
Portfolio turnover rate (E)	13%	2%		10%	27%	21%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period indicated:	Transamerica Asset Allocation – Moderate Portfolio
	Class T1		Advisor Class
	October 31, 2017 (A)		October 31, 2017 (B)
Net asset value, beginning of period	$12.03		$11.97
Investment operations:
Net investment income (loss) (C) (D)	0.09		0.11
Net realized and unrealized gain (loss)	0.69		0.70
Total investment operations	0.78		0.81
Net asset value, end of period	$12.81		$12.78
Total return	6.48	%(E)(F)	6.77	%(F)
Ratio and supplemental data:
Net assets end of period (000’s)	$11		$11
Expenses to average net assets (G)	0.40	%(H)	0.35	%(H)
Net investment income (loss) to average net assets (D)	1.21	%(H)	1.36	%(H)
Portfolio turnover rate (I)	13%		13%

(A)	Commenced operations on March 17, 2017.
(B)	Commenced operations on March 3, 2017.
(C)	Calculated based on average number of shares outstanding.
(D)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(E)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Asset Allocation Intermediate Horizon
	Class R
	October 31, 2017 (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.05
Net realized and unrealized gain (loss)	0.37
Total investment operations	0.42
Dividends and/or distributions to shareholders:
Net investment income	(0.04)
Net asset value, end of period	$10.38
Total return	4.24	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$424,721
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)
Net investment income (loss) to average net assets (C)	0.99	%(F)
Portfolio turnover rate (G)	26	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Intermediate Horizon (A) (B)
	Class R4
	October 31, 2017 (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.58		$9.23	$9.35	$9.16	$8.21	$7.60
Investment operations:
Net investment income (loss) (D) (E)	0.13		0.18	0.15	0.20	0.18	0.25
Net realized and unrealized gain (loss)	0.78		0.35	(0.12)	0.21	0.96	0.61
Total investment operations	0.91		0.53	0.03	0.41	1.14	0.86
Dividends and/or distributions to shareholders:
Net investment income	(0.11)		(0.18)	(0.15)	(0.22)	(0.19)	(0.25)
Net asset value, end of period/year	$10.38		$9.58	$9.23	$9.35	$9.16	$8.21
Total return	9.53	%(F)	5.74%	0.26%	4.50%	14.04%	11.40%
Ratio and supplemental data:
Net assets end of year (000’s)	$20,852		$78,806	$79,613	$92,989	$121,450	$158,181
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.21	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.20	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	1.37	%(H)	1.88%	1.57%	2.19%	2.07%	3.08%
Portfolio turnover rate (I)	26	%(F)	45%	42%	76%	69%	62%

(A)	Transamerica Institutional Asset Allocation – Intermediate Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Intermediate Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.23-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 - October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Asset Allocation Long Horizon
	Class R
	October 31, 2017 (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.01
Net realized and unrealized gain (loss)	0.68
Total investment operations	0.69
Dividends and/or distributions to shareholders:
Net investment income	(0.01)
Net asset value, end of period	$10.68
Total return	6.90	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$225,869
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)
Net investment income (loss) to average net assets (C)	0.14	%(F)
Portfolio turnover rate (G)	35	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Long Horizon (A) (B)
	Class R4
	October 31, 2017 (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.38		$8.87	$8.92	$8.71	$7.01	$6.23
Investment operations:
Net investment income (loss) (D) (E)	0.06		0.11	0.11	0.17	0.12	0.11
Net realized and unrealized gain (loss)	1.31		0.51	(0.05)	0.22	1.72	0.78
Total investment operations	1.37		0.62	0.06	0.39	1.84	0.89
Dividends and/or distributions to shareholders:
Net investment income	(0.07)		(0.11)	(0.11)	(0.18)	(0.14)	(0.11)
Net asset value, end of period/year	$10.68		$9.38	$8.87	$8.92	$8.71	$7.01
Total return	14.69	%(F)	7.07%	0.63%	4.55%	26.33%	14.36%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$32,618		$28,489	$28,659	$35,325	$32,711	$36,047
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.28	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.26	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	0.64	%(H)	1.29%	1.19%	1.98%	1.61%	1.54%
Portfolio turnover rate (I)	35	%(F)	28%	43%	69%	58%	119%

(A)	Transamerica Institutional Asset Allocation – Long Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Long Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.22-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Asset Allocation Short Horizon
	Class R
	October 31, 2017 (A)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment income (loss) (B) (C)	0.08
Net realized and unrealized gain (loss)	0.09
Total investment operations	0.17
Dividends and/or distributions to shareholders:
Net investment income	(0.07)
Net asset value, end of period	$10.10
Total return	1.72	%(D)
Ratio and supplemental data:
Net assets end of period (000’s)	$181,866
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.62	%(F)
Including waiver and/or reimbursement and recapture	0.60	%(F)
Net investment income (loss) to average net assets (C)	1.77	%(F)
Portfolio turnover rate (G)	22	%(D)

(A)	Commenced operations on May 19, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Not annualized.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Annualized.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Asset Allocation Short Horizon (A) (B)
	Class R4
	October 31, 2017 (C)		December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013	December 31, 2012
Net asset value, beginning of period/year	$9.81		$9.63	$9.92	$9.80	$9.91	$9.60
Investment operations:
Net investment income (loss) (D) (E)	0.17		0.25	0.21	0.25	0.27	0.44
Net realized and unrealized gain (loss)	0.28		0.18	(0.28)	0.14	(0.11)	0.34
Total investment operations	0.45		0.43	(0.07)	0.39	0.16	0.78
Dividends and/or distributions to shareholders:
Net investment income	(0.16)		(0.25)	(0.22)	(0.27)	(0.27)	(0.47)
Net asset value, end of period/year	$10.10		$9.81	$9.63	$9.92	$9.80	$9.91
Total return	4.49	%(F)	4.48%	(0.72)%	4.07%	1.67%	8.27%
Ratio and supplemental data:
Net assets end of period/year (000’s)	$6,959		$11,896	$12,349	$17,622	$24,002	$28,713
Expenses to average net assets (G)
Excluding waiver and/or reimbursement and recapture	0.23	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Including waiver and/or reimbursement and recapture	0.22	%(H)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss) to average net assets (E)	1.98	%(H)	2.53%	2.07%	2.55%	2.70%	4.49%
Portfolio turnover rate (I)	22	%(F)	49%	60%	133%	75%	110%

(A)	Transamerica Institutional Asset Allocation – Short Horizon reorganized into the Fund on May 19, 2017. Prior to May 19, 2017, information provided reflects Transamerica Institutional Asset Allocation – Short Horizon, which was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(B)	Effective May 19, 2017, the Fund underwent a 1.11-for-1 share split. The per share data has been retroactively adjusted to reflect the share split. See the Stock Split section of the Notes to Financial Statements for more information.
(C)	The fiscal year end of the Fund is October 31 while the fiscal year end of the accounting and performance survivor is December 31. The Financial Highlights represents activity for the ten months of January 1, 2017 – October 31, 2017. Please reference the Reorganization section of the Notes to the Financial Statements for additional information.
(D)	Calculated based on average number of shares outstanding.
(E)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(F)	Not annualized.
(G)	Does not include expenses of the underlying funds in which the Fund invests.
(H)	Annualized.
(I)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class A
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$9.71	$10.07		$10.50	$10.01	$9.92
Investment operations:
Net investment income (loss) (A) (B)	0.10	0.31	(C)	0.11	0.05	0.14
Net realized and unrealized gain (loss)	0.19	(0.22)		(0.47)	0.49	0.14
Total investment operations	0.29	0.09		(0.36)	0.54	0.28
Dividends and/or distributions to shareholders:
Net investment income	(0.11)	(0.28)		(0.07)	(0.05)	(0.19)
Net realized gains	—	(0.17)		—	—	—
Total dividends and/or distributions to shareholders	(0.11)	(0.45)		(0.07)	(0.05)	(0.19)
Net asset value, end of year	$9.89	$9.71		$10.07	$10.50	$10.01
Total return (D)	3.04%	1.07%		(3.42)%	5.46%	2.89%
Ratio and supplemental data:
Net assets end of year (000’s)	$32,240	$61,341		$91,684	$129,568	$200,903
Expenses to average net assets (E)
Excluding waiver and/or reimbursement and recapture	0.73%	0.70%		0.66%	0.72%	0.72%
Including waiver and/or reimbursement and recapture	0.73%	0.69	%(C)	0.66%	0.72%	0.72%
Net investment income (loss) to average net assets (B)	1.04%	3.28	%(C)	1.06%	0.46%	1.42%
Portfolio turnover rate (F)	65%	42%		80%	79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Does not include expenses of the underlying funds in which the Fund invests.
(F)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class C
	October 31, 2017	October 31, 2016		October 31, 2015		October 31, 2014	October 31, 2013
Net asset value, beginning of year	$9.60	$9.94		$10.37		$9.91	$9.82
Investment operations:
Net investment income (loss) (A) (B)	0.02	0.23	(C)	0.03		(0.03)	0.08
Net realized and unrealized gain (loss)	0.18	(0.20)		(0.46)		0.49	0.13
Total investment operations	0.20	0.03		(0.43)		0.46	0.21
Dividends and/or distributions to shareholders:
Net investment income	(0.02)	(0.20)		(0.00	)(D)	—	(0.12)
Net realized gains	—	(0.17)		—		—	—
Total dividends and/or distributions to shareholders	(0.02)	(0.37)		(0.00	)(D)	—	(0.12)
Net asset value, end of year	$9.78	$9.60		$9.94		$10.37	$9.91
Total return (E)	2.22%	0.39%		(4.11)%		4.64%	2.18%
Ratio and supplemental data:
Net assets end of year (000’s)	$47,545	$72,959		$101,656		$125,950	$140,309
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	1.47%	1.45%		1.42%		1.45%	1.44%
Including waiver and/or reimbursement and recapture	1.47%	1.44	%(C)	1.42%		1.45%	1.44%
Net investment income (loss) to average net assets (B)	0.21%	2.39	%(C)	0.28%		(0.29)%	0.80%
Portfolio turnover rate (G)	65%	42%		80%		79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Rounds to less than $0.01 or $(0.01).
(E)	Total return has been calculated without deduction of the maximum contingent deferred sales charge.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class I
	October 31, 2017	October 31, 2016		October 31, 2015	October 31, 2014	October 31, 2013
Net asset value, beginning of year	$9.71	$10.07		$10.52	$10.03	$9.94
Investment operations:
Net investment income (loss) (A) (B)	0.12	0.36	(C)	0.14	0.08	0.17
Net realized and unrealized gain (loss)	0.20	(0.24)		(0.47)	0.50	0.15
Total investment operations	0.32	0.12		(0.33)	0.58	0.32
Dividends and/or distributions to shareholders:
Net investment income	(0.15)	(0.31)		(0.12)	(0.09)	(0.23)
Net realized gains	—	(0.17)		—	—	—
Total dividends and/or distributions to shareholders	(0.15)	(0.48)		(0.12)	(0.09)	(0.23)
Net asset value, end of year	$9.88	$9.71		$10.07	$10.52	$10.03
Total return	3.32%	1.44%		(3.19)%	5.81%	3.25%
Ratio and supplemental data:
Net assets end of year (000’s)	$82,742	$108,591		$191,022	$238,046	$207,733
Expenses to average net assets (D)
Excluding waiver and/or reimbursement and recapture	0.40%	0.38%		0.38%	0.41%	0.39%
Including waiver and/or reimbursement and recapture	0.40%	0.37	%(C)	0.38%	0.41%	0.39%
Net investment income (loss) to average net assets (B)	1.24%	3.71	%(C)	1.31%	0.74%	1.74%
Portfolio turnover rate (E)	65%	42%		80%	79%	116%

(A)	Calculated based on average number of shares outstanding.
(B)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(C)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Fund.
(D)	Does not include expenses of the underlying funds in which the Fund invests.
(E)	Does not include portfolio activity of the underlying funds in which the Fund invests.

For a share outstanding during the period and years indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class R6
	October 31, 2017	October 31, 2016		October 31, 2015 (A)
Net asset value, beginning of period/year	$9.85	$10.07		$10.59
Investment operations:
Net investment income (loss) (B) (C)	0.11	0.30	(D)	0.04
Net realized and unrealized gain (loss)	0.22	(0.16)		(0.56)
Total investment operations	0.33	0.14		(0.52)
Dividends and/or distributions to shareholders:
Net investment income	(0.16)	(0.19)		—
Net realized gains	—	(0.17)		—
Total dividends and/or distributions to shareholders	(0.16)	(0.36)		—
Net asset value, end of period/year	$10.02	$9.85		$10.07
Total return	3.41%	1.59%		(4.91	)%(E)
Ratio and supplemental data:
Net assets end of period/year (000’s)	$99	$55		$47
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.31%	0.28%		0.28	%(G)
Including waiver and/or reimbursement and recapture	0.31%	0.26	%(D)	0.28	%(G)
Net investment income (loss) to average net assets (C)	1.15%	3.08	%(D)	0.86	%(G)
Portfolio turnover rate (H)	65%	42%		80%

(A)	Commenced operations on May 29, 2015.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.02% higher and 0.02% lower, respectively, had the custodian not reimbursed the Fund.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding during the period indicated:	Transamerica Multi-Manager Alternative Strategies Portfolio
	Class T1
	October 31, 2017 (A)
Net asset value, beginning of period	$9.67
Investment operations:
Net investment income (loss) (B) (C)	0.03
Net realized and unrealized gain (loss)	0.20
Total investment operations	0.23
Net asset value, end of period	$9.90
Total return (D)	2.38	%(E)
Ratio and supplemental data:
Net assets end of period (000’s)	$10
Expenses to average net assets (F)
Excluding waiver and/or reimbursement and recapture	0.55	%(G)
Including waiver and/or reimbursement and recapture	0.55	%(G)
Net investment income (loss) to average net assets (C)	0.51	%(G)
Portfolio turnover rate (H)	65%

(A)	Commenced operations on March 17, 2017.
(B)	Calculated based on average number of shares outstanding.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(D)	Total return has been calculated without deduction of the maximum sales charge and contingent deferred sales charge.
(E)	Not annualized.
(F)	Does not include expenses of the underlying funds in which the Fund invests.
(G)	Annualized.
(H)	Does not include portfolio activity of the underlying funds in which the Fund invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS

At October 31, 2017

1. ORGANIZATION

Transamerica Funds (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust applies investment company accounting and reporting guidance. The funds (each, a “Fund” and collectively, the “Funds”) are each a series of the Trust and are listed below. Each class has a public offering price that reflects different sales charges, if any, and expense levels. Class B shares will convert to Class A shares eight years after purchase. Effective November 1, 2013, Class B shares are no longer available to existing investors except for exchanges, and dividend and capital gains reinvestment.

Fund	Class
Transamerica Asset Allocation – Conservative Portfolio (“Asset Allocation – Conservative”) (A) (B)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Growth Portfolio (“Asset Allocation – Growth”) (A) (B)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Moderate Growth Portfolio (“Asset Allocation – Moderate Growth”) (A) (B)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation – Moderate Portfolio (“Asset Allocation – Moderate”) (A) (B)	A,B,C,I,R,T1,Advisor
Transamerica Asset Allocation Intermediate Horizon (“Intermediate Horizon”) (C)	R,R4
Transamerica Asset Allocation Long Horizon (“Long Horizon”) (C)	R,R4
Transamerica Asset Allocation Short Horizon (“Short Horizon”) (C)	R,R4
Transamerica Multi-Manager Alternative Strategies Portfolio (“Multi-Manager Alternative Strategies”) (A)	A,C,I,R6,T1

(A)	Class T1 commenced operations on March 17, 2017.
(B)	Advisor Class commenced operations on March 3, 2017.
(C)	The Funds’ Board of Trustees (the “Board”) approved the reorganization of certain series of Transamerica Asset Allocation Funds and Transamerica Institutional Asset Allocation Funds (“Target Funds”) into new Funds within the Trust. Each Target Fund invested substantially all of its investable assets among certain series of Transamerica Partners Funds Group (“Funds Group”) or Transamerica Partners Institutional Funds Group (“Institutional Funds Group”). Certain series of the Funds Group and Institutional Funds Group invested substantially all of their investable assets in a corresponding series of the Transamerica Partners Portfolios (the “Series Portfolio”). Target Fund investors approved the reorganizations and received newly-issued Class R or Class R4 shares of the new funds, as applicable, in the reorganizations. In each reorganization, the applicable Transamerica Institutional Asset Allocation Fund, a Target Fund was the accounting and performance survivor of the reorganization. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Each Fund, a “fund of fund”, invests the majority of its assets among certain other series of the Trust (hereafter referred to as “Underlying Funds”). The shareholder reports of the Underlying Funds, including the Schedule of Investments, should be read in conjunction with the Funds’ shareholder reports. The Underlying Funds’ shareholder reports are not covered by this report.

This report must be accompanied or preceded by the Funds’ current prospectuses, which contain additional information about the Funds, including risks, sales charges, and investment objectives and strategies.

Transamerica Asset Management, Inc. (“TAM”) serves as investment manager for the Funds. TAM provides continuous and regular investment management services to the Funds. TAM supervises each Fund’s investments, conducts its investment program and provides supervisory, compliance and administrative services to the Funds.

TAM is responsible for all aspects of the day-to-day management of the Transamerica Asset Allocation Horizon funds. For each of the other funds, TAM currently acts as a “manager of managers” and hires sub-advisers to furnish day-to-day investment advice and recommendations. TAM may, in the future, determine to provide all aspects of the day-to-day management of a Fund without the use of a sub-adviser. When acting as a manager of managers, TAM provides investment management services that include, without limitation, the design and development of the Funds and their investment strategies and the ongoing review and evaluation of those investment strategies including recommending changes in strategy where it believes appropriate or advisable; the selection of one or more sub-advisers for the Funds employing a combination of quantitative and qualitative screens, research, analysis and due diligence; negotiation of sub-advisory agreements and fees; oversight and monitoring of sub-advisers and recommending changes to sub-advisers where it believes appropriate or advisable; recommending fund combinations and liquidations where it believes appropriate or advisable; selection and oversight of transition managers, as needed; regular supervision of the Funds’ investments; regular review and evaluation of sub-adviser performance; daily monitoring of the sub-advisers’ buying and selling of securities for the Funds; regular review of holdings; ongoing trade oversight and analysis; regular monitoring to ensure adherence to investment process; regular calls and periodic on-site visits with sub-advisers; portfolio construction and asset allocation when using multiple sub-advisers for a Fund; risk management oversight and analysis; oversight of negotiation of investment documentation and agreements; design, development, implementation and regular monitoring of the valuation process; periodic due diligence reviews of pricing vendors and vendor methodology; design, development, implementation and regular monitoring of the compliance process; respond to regulatory inquiries and determine appropriate litigation strategy, as needed; review of proxies voted by sub-advisers; oversight of preparation, and review, of materials for meetings of the Funds’ Board of Trustees (the “Board”), participation in these meetings and preparation of regular communications with the Board; oversight of preparation, and review, of prospectuses, shareholder reports and other disclosure materials and regulatory filings for the Funds; oversight of other service providers to the Funds, such as the custodian, the transfer agent, the Funds’ independent accounting firm and legal counsel; supervision of the performance of recordkeeping and shareholder

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

1. ORGANIZATION (continued)

relations functions for the Funds; and oversight of cash management services. TAM uses a variety of quantitative and qualitative tools to carry out its investment management services. TAM, not the Funds, is responsible for paying the sub-advisers for their services, and sub-advisory fees are TAM’s expense.

TAM’s investment management services also include the provision of supervisory and administrative services to the Funds. These services include performing certain administrative services for the Funds and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Funds by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below; to the extent agreed upon by TAM and the Funds from time to time, monitoring and verifying the custodian’s daily calculation of Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in oversight and monitoring of certain activities of sub-advisers and certain aspects of fund investments; assisting with fund combinations and liquidations; oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Funds’ custodian and dividend disbursing agent and monitoring their services to the Funds; assisting the Funds in preparing reports to shareholders; acting as liaison with the Funds’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Funds’ financial statements in accordance with Generally Accepted Accounting Principles (“GAAP”) in the United States of America, estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Funds.

Security transactions and investment income: Security transactions are recorded on the trade date. Security gains and losses are calculated on the specific identification basis. Interest income is accrued as earned. Dividend income and capital gain distributions from investment companies, if any, are recorded on the ex-dividend date. Dividends and net realized gain (loss) for the Funds are from investments in shares of investment companies. Income or short-term capital gain distributions received from investment companies are recorded as dividend income. Long-term capital gain distributions received from investment companies are recorded as realized gains.

Multiple class operations, income, and expenses: Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to each class daily based upon net assets. Each class bears its own specific expenses in addition to the allocated non-class specific expenses.

Distributions to shareholders: Distributions are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Commission recapture: The sub-adviser, to the extent consistent with the best execution and usual commission rate policies and practices, may elect to place security transactions of the Funds with broker/dealers with which other funds or portfolios advised by TAM have established a Commission Recapture Program. A Commission Recapture Program is any arrangement under which a broker/dealer applies a portion of the commissions received by such broker/dealer on the security transactions to the Funds. In no event will commissions paid by the Funds be used to pay expenses that would otherwise be borne by any other funds or portfolios advised by TAM, or by any other party.

There were no commissions recaptured during the year ended October 31, 2017 by the Funds.

Indemnification: In the normal course of business, the Funds enter into contracts that contain a variety of representations that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds value their investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

3. SECURITY VALUATION (continued)

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs, which may include TAM’s internal valuation committee’s (the “Valuation Committee”) own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the sub-adviser, issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Funds’ investments at October 31, 2017, is disclosed within the Security Valuation section of each Fund’s Schedule of Investments.

Under supervision and approval of the Board, TAM provides day-to-day valuation functions. TAM formed the Valuation Committee to monitor and implement the fair valuation policies and procedures as approved by the Board. These policies and procedures are reviewed at least annually by the Board. The Valuation Committee, among other tasks, monitors for when market quotations are not readily available or are unreliable and determines in good faith the fair value of the portfolio investments. For instances in which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the security to determine the fair value of the security. An income-based valuation approach may also be used in which the anticipated future cash flows of the security are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the securities. When the Funds use fair value methods that rely on significant unobservable inputs to determine a security’s value, the Valuation Committee will choose the method that is believed to accurately reflect fair value. These securities are categorized in Level 3 of the fair value hierarchy. The Valuation Committee reviews fair value measurements on a regular and ad hoc basis and may, as deemed appropriate, update the security valuations as well as the fair valuation guidelines. The Board reviews and considers Valuation Committee determinations at its regularly scheduled meetings.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the Valuation Committee’s determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches, including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing, and reviews of any market related activity.

Fair value measurements: Descriptions of the valuation techniques applied to the Funds’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying funds as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying funds and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

3. SECURITY VALUATION (continued)

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Funds using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

4. SECURITIES AND OTHER INVESTMENTS

Restricted and illiquid securities: The Funds may invest in unregulated restricted securities. Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration under the Securities Act of 1933. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

Restricted and illiquid securities held at October 31, 2017, if any, are identified within the Schedule of Investments.

5. BORROWINGS AND OTHER FINANCING TRANSACTIONS

The Funds may engage in borrowing transactions as a means of raising cash to satisfy redemption requests, for other temporary or emergency purposes or, to the extent permitted by their investment policies, to raise additional cash to be invested in other securities or instruments. When the Funds invest borrowing proceeds in other securities, the Funds will bear the risk that the market value of the securities in which the proceeds are invested goes down and is insufficient to repay borrowed proceeds. The Funds may borrow on a secured or on an unsecured basis. If the Funds enter into a secured borrowing arrangement, a portion of the Funds’ assets will be used as collateral. The 1940 Act requires the Funds to maintain asset coverage of at least 300% of the amount of their borrowings. Asset coverage means the ratio that the value of the Funds’ total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Although complying with this guideline would have the effect of limiting the amount that the Funds may borrow, it does not otherwise mitigate the risks of entering into borrowing transactions.

Interfund lending: The Funds, along with other funds and portfolios advised by TAM, may participate in an interfund lending program pursuant to exemptive relief granted by the Securities and Exchange Commission on January 18, 2017. This program allows the Funds to lend to each other as well as to other funds and portfolios advised by TAM. Interfund lending transactions are subject to the conditions of the exemptive relief which place limits on the amount of lending or borrowing a Fund may participate in under the program. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates. As of October 31, 2017, the Funds have not utilized the program.

Repurchase agreements: In a repurchase agreement, the Funds purchase a security and simultaneously commit to resell that security to the seller at an agreed-upon price on an agreed-upon date. Securities purchased subject to a repurchase agreement are held at the Funds’ custodian, or designated sub-custodian related to tri-party repurchase agreements, and, pursuant to the terms of the repurchase agreement, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Funds will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Repurchase agreements are subject to netting agreements, which are agreements between the Funds and their counterparties that provide for the net settlement of all transactions and collateral with the Funds, through a single payment, in the event of default or termination. Amounts presented within the Schedule of Investments, and as part of Repurchase agreements, at value within the Statements of Assets and Liabilities are shown on a gross basis. The value of the related collateral for each repurchase agreement, as reflected within the Schedule of Investments, exceeds the value of each repurchase agreement at October 31, 2017.

Repurchase agreements at October 31, 2017, if any, are included within the Schedule of Investments and Statements of Assets and Liabilities.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Funds’ investment objectives allow the Funds to use various types of derivative contracts, including option contracts, swap agreements, futures contracts, and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or OTC.

Market Risk Factors: In pursuit of the Funds’ investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risks:

Interest rate risk: Interest rate risk relates to the fluctuations in the value of fixed income securities due to changes in the prevailing levels of market interest rates.

Foreign exchange rate risk: Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in the currency exchange rates.

Equity risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Credit risk: Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Funds.

Commodity risk: Commodity risk relates to the change in value of commodities or commodity indices as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Funds. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

The Funds’ exposure to market risk factors and other associated risks are discussed by derivative type as follows:

Futures contracts: The Funds are subject to equity and commodity risk, interest rate risk, and foreign exchange rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to gain exposure to, or hedge against, changes in the value of equities and commodities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Funds are required to deposit with the broker, either in cash or in securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are paid or received by the Funds, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Funds. Upon entering into such contracts, the Funds bear the risk of equity and commodity prices, interest rates, or exchange rates moving unexpectedly, in which case, the Funds may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Open futures contracts at October 31, 2017, if any, are listed within the Schedule of Investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statements of Assets and Liabilities.

The following is a summary of the location and the Portfolio’s fair values of derivative investments disclosed, if any, within the Statement of Assets and Liabilities, categorized by primary market risk exposure as of October 31, 2017.

Asset Derivatives
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Net unrealized appreciation on futures contracts (A) (B)	$122,641	$—	$—	$—	$—	$122,641
Total	$122,641	$—	$—	$—	$—	$122,641

(A)	May include exchange-traded derivatives which are not subject to a master netting arrangement, or another similar arrangement.
(B)	Included within cumulative appreciation (depreciation) on futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

6. RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS (continued)

The following is a summary of the location and the effect of derivative investments, if any, within the Statements of Operations , categorized by primary market risk exposure as of October 31, 2017.

Realized Gain (Loss) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$(87)	$—	$(235,102)	$—	$—	$(235,189)
Total	$(87)	$—	$(235,102)	$—	$—	$(235,189)

Net Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Fund/Location	Interest Rate Contracts	Foreign Exchange Contracts	Equity Contracts	Credit Contracts	Commodity Contracts	Total
Multi-Manager Alternative Strategies
Futures contracts	$122,641	$—	$—	$—	$—	$122,641
Total	$122,641	$—	$—	$—	$—	$122,641

The following is a summary of the ending monthly average volume on derivative activity during the year ended October 31, 2017.

	Futures Contracts at Notional Amount
Fund	Long	Short
Multi-Manager Alternative Strategies	—	(723,077)

7. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Funds’ investment manager, is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) and AUSA Holding Company (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”) and Aegon USA, LLC (“Aegon USA”). Commonwealth and AUSA are wholly owned by Aegon USA. Aegon USA is wholly owned by Aegon US Holding Corporation, which is wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

Effective July 7, 2017, Goldman Sachs Asset Management, L.P. is the sub-adviser of Multi-Manager Alternative Strategies. Prior to July 7, 2017, Aegon USA Investment Management LLC (“AUIM”) was both an affiliate and a sub-adviser of Multi-Manager Alternative Strategies.

Transamerica Funds Services, Inc. (“TFS”) is the Funds’ transfer agent. Transamerica Capital, Inc. (“TCI”) is the Funds’ distributor/principal underwriter. TAM, AUIM, TFS, and TCI are affiliates of Aegon NV.

Certain officers and trustees of the Funds are also officers and/or trustees of TAM, AUIM, TFS, and TCI. No interested trustee, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM, receives compensation from the Funds.

The Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. Fund expenses do not include expenses of the Underlying Funds in which the Funds invest. The Funds have material ownership interests in the Underlying Funds.

All of the Underlying Funds held within the Funds are considered affiliated transactions to the Funds. Interest, dividends, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.

Investment management fees: TAM serves as the Funds’ investment manager, performing administration as well as investment advisory services. TAM renders investment advisory, supervisory, and administration services under an investment management agreement and each Fund pays a single management fee, which is reflected in Investment management fees within the Statements of Operations.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Prior to the closing of the Transamerica Partners reorganizations, TAM provided investment advisory services to the Target Funds pursuant to investment advisory agreements. For TAM’s services, the Target Funds paid advisory fees accrued daily and payable monthly, at an annual rate equal to 0.10% of each Target Fund’s daily Average Net Assets (“ANA”). TAM directly paid all other ordinary expenses of the Target Funds, which included fees related to audit, custody, legal, printing, trustees, and registration. For those Funds that were Destination Funds in the Transamerica Partners reorganizations where the accounting and performance survivor is a Target Fund, the investments advisory fees for the applicable Target Fund are included in the Statements of Operations within Investment advisory fees. Please reference the Reorganization section of the Notes to Financial Statements for more information.

Each Fund pays a management fee to TAM based on daily ANA at the following rates. For the Funds impacted by the Transamerica Partners reorganizations, please reference the Reorganization section of the Notes to Financial Statements for more information.

Fund	Rate
Asset Allocation – Conservative	0.1225%
Asset Allocation – Growth	0.1225%
Asset Allocation – Moderate Growth	0.1225%
Asset Allocation – Moderate	0.1225%
Intermediate Horizon
Fund	0.1200%
Target Fund (accounting and performance survivor)	0.1000%
Long Horizon
Fund	0.1200%
Target Fund (accounting and performance survivor)	0.1000%
Short Horizon
Fund	0.1200%
Target Fund (accounting and performance survivor)	0.1000%

Fund	Rate
Multi-Manager Alternative Strategies
Effective July 7, 2017
First $500 million	0.1925%
Over $500 million up to $1 billion	0.1725%
Over $1 billion up to $2 billion	0.1525%
Over $2 billion	0.1425%
Prior to July 7, 2017
First $500 million	0.2225%
Over $500 million up to $1 billion	0.2125%
Over $1 billion	0.2025%

TAM has contractually agreed to waive fees and/or reimburse Fund expenses to the extent that the total operating expenses excluding, as applicable, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses, reorganization expenses and other expenses not incurred in the ordinary course of the Funds’ business, exceed the following stated annual operating expense limits to the Funds’ daily ANA. The expenses waived and/or reimbursed, if any, are included in Expenses waived and/or reimbursed within the Statements of Operations. For the Funds impacted by the Transamerica Partners reorganizations, please reference the Reorganization section of the Notes to Financial Statements for more information.

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Conservative
Effective March 1, 2017
Class A	0.70%	March 1, 2018
Class B, Class C	1.45%	March 1, 2018
Class I, Advisor Class (A)	0.45%	March 1, 2018
Class R	0.95%	March 1, 2018
Class T1 (B)	0.70%	April 1, 2018
Prior to March 1, 2017
Fund Level (C)	0.45%
Asset Allocation – Growth
Effective March 1, 2017
Class A	0.70%	March 1, 2018
Class B, Class C	1.45%	March 1, 2018
Class I, Advisor Class (A)	0.45%	March 1, 2018
Class R	0.95%	March 1, 2018
Class T1 (B)	0.70%	April 1, 2018
Prior to March 1, 2017
Fund Level (C)	0.45%

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Asset Allocation – Moderate Growth
Effective March 1, 2017
Class A	0.70%	March 1, 2018
Class B, Class C	1.45%	March 1, 2018
Class I, Advisor Class (A)	0.45%	March 1, 2018
Class R	0.95%	March 1, 2018
Class T1 (B)	0.70%	April 1, 2018
Prior to March 1, 2017
Fund Level (C)	0.45%
Asset Allocation – Moderate
Effective March 1, 2017
Class A	0.70%	March 1, 2018
Class B, Class C	1.45%	March 1, 2018
Class I, Advisor Class (A)	0.45%	March 1, 2018
Class R	0.95%	March 1, 2018
Class T1 (B)	0.70%	April 1, 2018
Prior to March 1, 2017
Fund Level (C)	0.45%

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Intermediate Horizon
Effective reorganization date May 19, 2017
Class R (D)	0.60%	May 1, 2018
Class R4	0.35%	May 1, 2018
Prior to reorganization date May 19, 2017
Target Fund (accounting and performance survivor)	N/A
Long Horizon
Effective reorganization date May 19, 2017
Class R (D)	0.60%	May 1, 2018
Class R4	0.35%	May 1, 2018
Prior to reorganization date May 19, 2017
Target Fund (accounting and performance survivor)	N/A

Fund	Operating Expense Limit	Operating Expense Limit Effective Through
Short Horizon
Effective reorganization date May 19, 2017
Class R (D)	0.60%	May 1, 2018
Class R4	0.35%	May 1, 2018
Prior to reorganization date May 19, 2017
Target Fund (accounting and performance survivor)	N/A
Multi-Manager Alternative Strategies
Effective March 1, 2017
Class A	0.80%	March 1, 2018
Class C	1.55%	March 1, 2018
Class I, Class R6	0.55%	March 1, 2018
Class T1 (B)	0.80%	April 1, 2018
Prior to March 1, 2017
Fund Level (C)	0.55%

(A)	Advisor Class commenced operations on March 3, 2017.
(B)	Class T1 commenced operations on March 17, 2017.
(C)	Prior to March 1, 2017, TAM’s expense limitation contractual arrangements with the Funds were applied at the Fund level and excluded distribution fees (Rule 12b-1 fees) for all applicable share classes
(D)	Class commenced operations on May 19, 2017.

TAM is entitled to recapture expenses accrued by the Funds for fees waived and/or reimbursed during any of the previous 36 months if on any day or month the estimated annualized Funds’ operating expenses are less than the stated annual operating expense limit. Amounts recaptured, if any, by TAM for the year ended October 31, 2017 are disclosed in Recapture of previously waived and/or reimbursed fees within the Statements of Operations.

As of October 31, 2017, the balances available for recapture by TAM for each Fund are as follows:

	Amounts Available from Fiscal Year
Fund	2017	Total
Intermediate Horizon
Class R	$ 39,740	$39,740
Class R4	4,834	4,834
Long Horizon
Class R	$ 21,729	$21,729
Class R4	5,494	5,494
Short Horizon
Class R	$ 17,323	$17,323
Class R4	985	985

Distribution and service fees: The Trust has a distribution plan (“Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Trust entered into a distribution agreement with TCI as the Funds’ distributor.

The Distribution Plan requires the Funds to pay distribution fees to TCI as compensation for various distribution activities, not as reimbursement for specific expenses. Under the Distribution Plan and distribution agreement, TCI, on behalf of the Funds, is authorized to pay various service providers, as direct payment for expenses incurred in connection with distribution of the Funds shares. The distribution and service fees are included in Distribution fees within the Statements of Operations.

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Each Fund is authorized under the Distribution Plan to pay fees to TCI based on daily ANA of each class up to the following annual rates:

Class (A)	Rate
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class R (B)	0.50%
Class R4 (B)	0.25%
Class T1	0.25%

(A)	12b-1 fees are not applicable for Class I, Class R6, and Advisor Class.
(B)	Prior to the Transamerica Partners reorganizations, the Target Funds paid no distribution fees. Please reference the Reorganization section of the notes to Financial Statements for more information.

Shareholder fees: Class A and Class T1 shares are subject to an initial sales charge, and a contingent deferred sales charge on certain share redemptions. Class B and Class C shares are subject to a contingent deferred sales charge. For the year ended October 31, 2017, underwriter commissions received by TCI from the various sales charges are as follows. Funds and/or classes not listed in the subsequent table do not have shareholder fees.

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Conservative
Class A	$300,433	$177
Class B	—	766
Class C	—	16,333
Asset Allocation – Growth
Class A	1,019,306	896
Class B	—	3,711
Class C	—	40,090
Asset Allocation – Moderate Growth
Class A	1,433,155	2,431
Class B	—	3,520
Class C	—	59,799

Fund	Initial Sales Charge	Contingent Deferred Sales Charge
Asset Allocation – Moderate
Class A	$814,079	$464
Class B	—	981
Class C	—	36,960
Multi-Manager Alternative Strategies
Class A	19,043	—
Class C	—	1,967

Administration and Transfer agent fees: Each Fund pays a management fee to TAM for investment management and administration services. The management fee is reflected in Investment management fees within the Statements of Operations.

Pursuant to a transfer agency agreement, as amended, the Funds pay TFS a fee for providing services based on the number of classes, accounts and transactions relating to each Fund. The Transfer agent fees included within the Statements of Assets and Liabilities and Statements of Operations represent fees paid to TFS, and other unaffiliated parties providing transfer agent related services.

Prior to the closing of the Transamerica Partners reorganizations, TAM provided fund administration and transfer agent services to the Target Funds under a separate administrative services agreement. TAM received no additional compensation for providing administrative services to the Target Funds. TFS provided transfer agency services to the Target Funds and the Target Funds did not pay a separate transfer agency fee. Please reference the Reorganization section of the Notes to Financial Statements for more information.

For the year ended October 31, 2017, transfer agent fees paid and the amounts due to TFS are as follows:

Fund	Fees Paid to TFS	Fees Due to TFS
Asset Allocation – Conservative	$730,340	$61,589
Asset Allocation – Growth	1,645,186	135,463
Asset Allocation – Moderate Growth	2,374,253	194,519
Asset Allocation – Moderate	1,487,422	123,670
Intermediate Horizon	1,367	132

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

7. FEES AND OTHER AFFILIATED TRANSACTIONS (continued)

Fund	Fees Paid to TFS	Fees Due to TFS
Long Horizon	$1,524	$217
Short Horizon	271	46
Multi-Manager Alternative Strategies	268,575	20,312

Deferred compensation plan: Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Trust to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee. Balances pursuant to deferred compensation plan are recorded in Trustees, Chief Compliance Officer (“CCO”) and deferred compensation fees within the Statements of Assets and Liabilities. For the year ended October 31, 2017, amounts included in Trustees, CCO and deferred compensation fees within the Statements of Operations reflect total compensation paid to the independent Board members.

Brokerage commissions: The Funds incurred no brokerage commissions on security transactions placed with affiliates of the adviser or sub-advisers for the year ended October 31, 2017.

8. PRINCIPAL OWNERSHIP

As of October 31, 2017, the Funds had certain individual shareholder(s) and/or omnibus accounts owning more than 10% of total shares outstanding. The Funds have no knowledge if any portion of the unaffiliated shares are owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on operations, and thus may impact Fund performance. Shareholder accounts with over 10% of total shares outstanding are as follows.

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Asset Allocation – Conservative
Class A	1	67.73%	0.00%
Class B	2	41.21%	0.00%
Class C	3	39.70%	0.00%
Class I	4	77.62%	0.00%
Class R	3	54.82%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	2	100.00%	46.41%
Asset Allocation – Growth
Class A	1	30.06%	0.00%
Class C	3	41.24%	0.00%
Class I	4	62.86%	0.00%
Class R	2	39.25%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Asset Allocation – Moderate Growth
Class A	1	34.10%	0.00%
Class B	2	26.11%	0.00%
Class C	3	41.27%	0.00%
Class I	5	74.68%	0.00%
Class R	3	54.98%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%

Fund	Number of Individual Shareholders and/or Omnibus Accounts	Total Percentage Interest Held	Total Percentage Held by the Investment Manager and/or Affiliates
Asset Allocation – Moderate
Class A	1	50.92%	0.00%
Class B	2	34.65%	0.00%
Class C	3	40.60%	0.00%
Class I	3	64.88%	0.00%
Class R	3	47.73%	0.00%
Class T1	1	100.00%	100.00%
Advisor Class	1	100.00%	100.00%
Intermediate Horizon
Class R	1	100.00%	100.00%
Class R4	1	100.00%	100.00%
Long Horizon
Class R	1	100.00%	100.00%
Class R4	1	100.00%	100.00%
Short Horizon
Class R	1	100.00%	100.00%
Class R4	1	100.00%	100.00%
Multi-Manager Alternative Strategies
Class A	2	39.30%	0.00%
Class C	4	56.94%	0.00%
Class I	4	67.79%	0.00%
Class R6	3	99.96%	99.96%
Class T1	1	100.00%	100.00%

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

9. PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2017, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Fund	Purchases of Securities	Sales of Securities
Asset Allocation – Conservative	$202,623,333	$267,313,051
Asset Allocation – Growth	137,249,758	338,333,705
Asset Allocation – Moderate Growth	383,909,791	818,679,211
Asset Allocation – Moderate	256,427,418	543,945,523
Intermediate Horizon	156,659,711	270,976,566
Long Horizon	124,686,522	206,174,729
Short Horizon	33,314,486	57,760,311
Multi-Manager Alternative Strategies	121,830,515	194,194,244

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The Funds have not made any provision for federal income or excise taxes due to their policy to distribute all of their taxable income and capital gains to their shareholders and otherwise qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Funds’ federal and state tax returns remain subject to examination by the Internal Revenue Service and state tax authorities for the prior three years. Management has evaluated the Funds’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Funds identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to different treatment for items including, but not limited to, wash sales, mark-to-market on futures contracts, future straddle deferrals, non-real estate investment trust return of capital adjustments from merger target funds, and liquidating trust basis adjustments. Therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. The primary permanent differences are due to wash sales from merger target funds, liquidating trust basis adjustments, non-real estate investment trust return of capital adjustments from merger target funds, capital loss carryforwards from merger target funds, capital loss carryforwards expiration, adjustments to prior year accumulated balances, distributions in excess of current earnings, prior year open deferrals from merger target funds, and distribution re-designations. These reclassifications have no impact on net assets or results of operations. Financial records are not adjusted for temporary differences. These permanent reclassifications are as follows:

Fund	Paid-in Capital	Undistributed (Distributions in Excess of) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Asset Allocation – Conservative	$—	$3,764	$(3,764)
Asset Allocation – Growth	—	2,622,367	(2,622,367)
Asset Allocation – Moderate Growth	—	14,519	(14,519)
Asset Allocation – Moderate	—	22,872	(22,872)
Intermediate Horizon	(11,087,815)	4,313	11,083,502
Long Horizon	(13,270,391)	86,710	13,183,681
Short Horizon	(185,335)	147	185,188
Multi-Manager Alternative Strategies	—	2,969	(2,969)

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of October 31, 2017, the approximate cost for U.S. federal income tax purposes, the aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of investment securities (including securities sold short, if any), and the net unrealized appreciation (depreciation) of derivatives were as follows:

Portfolio	Cost	Gross Appreciation	Gross (Depreciation)	Net Appreciation/ (Depreciation)
Asset Allocation – Conservative	$1,032,488,249	$82,102,065	$(10,619,570)	$71,482,495
Asset Allocation – Growth	1,234,671,145	311,576,182	(11,574,204)	300,001,978
Asset Allocation – Moderate Growth	2,291,707,606	403,540,680	(20,649,707)	382,890,973
Asset Allocation – Moderate	1,767,507,119	212,873,991	(18,599,309)	194,274,682
Intermediate Horizon	427,582,911	20,433,993	(2,212,671)	18,221,322
Long Horizon	232,909,220	25,722,501	(14,085)	25,708,416
Short Horizon	187,959,800	2,670,014	(1,706,741)	963,273
Multi-Manager Alternative Strategies	166,109,910	4,235,287	(7,562,245)	(3,326,958)

As of October 31, 2017, the capital loss carryforwards available to offset future realized capital gains are as follows. Funds not listed in the subsequent table do not have capital loss carryforwards.

	Expires on October 31,	Unlimited
Fund	2018	Short-Term	Long-Term
Intermediate Horizon	$28,228,916	$—	$—
Long Horizon	31,559,291	—	—
Short Horizon	801,235	—	—
Multi-Manager Alternative Strategies	—	2,955,008	2,455,827

During the year ended October 31, 2017, the capital loss carryforwards utilized or expired are as follows. Funds not listed in the subsequent table do not have capital loss carryforwards utilized or expired.

Fund	Capital Loss Carryforwards Utilized/Expired
Intermediate Horizon	$55,587,662
Long Horizon	163,159,124
Short Horizon	233,857

The tax character of distributions paid may differ from the character of distributions shown within the Statements of Changes in Net Assets due to short-term gains being treated as ordinary income for tax purposes. The tax character of distributions paid during 2017 and 2016 are listed below.

	2017 Distributions Paid From			2016 Distributions Paid From
Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital	Ordinary Income	Long-Term Capital Gain	Return of Capital
Asset Allocation – Conservative	$22,899,015	$25,508,202	$—	$18,818,299	$32,134,983	$—
Asset Allocation – Growth	18,644,477	89,000,827	—	16,709,888	108,658,887	—
Asset Allocation – Moderate Growth	38,628,310	128,089,139	—	35,434,055	163,231,095	—
Asset Allocation – Moderate	30,703,415	66,643,386	—	33,159,219	86,636,887	—
Intermediate Horizon	2,494,129	—	—	1,480,306	—	—
Long Horizon	433,530	—	—	357,604	—	—
Short Horizon	1,499,619	—	—	310,689	—	—
Multi-Manager Alternative Strategies	2,281,304	—	—	9,545,780	6,340,856	—

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

10. FEDERAL INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS (continued)

As of October 31, 2017, the tax basis components of distributable earnings are as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax Exempt Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Late Year Loss Deferral	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)
Asset Allocation – Conservative	$3,372,538	$—	$42,832,428	$—	$—	$—	$71,482,495
Asset Allocation – Growth	2,552,445	—	123,904,266	—	—	—	300,001,978
Asset Allocation – Moderate Growth	16,512,831	—	180,891,244	—	—	—	382,890,973
Asset Allocation – Moderate	17,366,632	—	96,586,163	—	—	—	194,274,682
Intermediate Horizon	133,519	—	—	(28,228,916)	—	—	18,221,322
Long Horizon	—	—	—	(31,559,291)	—	—	25,708,416
Short Horizon	186,918	—	—	(801,235)	—	—	963,273
Multi-Manager Alternative Strategies	407,519	—	—	(5,410,835)	—	(235,102)	(3,326,958)

11. STOCK SPLIT

Effective as of the close of business on the date listed in the subsequent table, the respective Fund’s Class R4 underwent a stock split. Funds not listed in the table did not have a stock split. There was no impact to the aggregate market value of shares outstanding. The historical capital share activity presented within the Statements of Changes in Net Assets and the per share data presented within the Financial Highlights have been retroactively adjusted to reflect the stock split. The stock split ratios, net effect on the NAV per share, and the number of shares outstanding as of the date indicated were as follows:

Fund	Date	Share Split Ratio	Shares Prior to Stock Split	Shares After Stock Split	Increase (Decrease) Net Asset Value per Share	Increase (Decrease) Net Shares Outstanding
Intermediate Horizon	May 19, 2017	1.23-for-1	6,178,610	7,629,144	Decrease	Increase
Long Horizon	May 19, 2017	1.22-for-1	2,274,630	2,783,722	Decrease	Increase
Short Horizon	May 19, 2017	1.11-for-1	963,865	1,072,255	Decrease	Increase

12. REORGANIZATION

Following the close of business on the date listed in the subsequent table (the “Reorganization Date”), Target Funds reorganized into new Funds (the “Destination Funds”) within the Trust. The reorganizations into newly organized Destination Funds were as follows:

Target Fund	Destination Fund/Class	Reorganization Date
	Intermediate Horizon	May 19, 2017
Transamerica Asset Allocation – Intermediate Horizon	Class R
Transamerica Asset Allocation – Short/Intermediate Horizon	Class R
Transamerica Institutional Asset Allocation – Intermediate Horizon (A)	Class R4
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	Class R4
	Long Horizon	May 19, 2017
Transamerica Asset Allocation – Intermediate/Long Horizon	Class R
Transamerica Asset Allocation – Long Horizon	Class R
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	Class R4
Transamerica Institutional Asset Allocation – Long Horizon (A)	Class R4
	Short Horizon	May 19, 2017
Transamerica Asset Allocation – Short Horizon	Class R
Transamerica Institutional Asset Allocation – Short Horizon (A)	Class R4

(A)	Accounting and performance survivor of the reorganizations. For financial reporting purposes, the accounting and performance survivors’ financial and performance history prior to the reorganization became the financial and performance history of the Destination Fund and is reflected in the Destination Fund’s financial statements and financial highlights.

Pursuant to an Agreement and Plan of Reorganization, each Target Fund transferred all of its property and assets to the corresponding Destination Fund. The purpose of the transactions was to achieve a more cohesive, focused, and streamlined fund complex. In

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

12. REORGANIZATION (continued)

exchange, the applicable Destination Fund assumed all of the liabilities of the applicable Target Fund and issue shares to that Target Fund, as described below. The reorganizations were tax-free for U.S. federal income tax purposes. The cost basis of the investments received from the Target Funds was carried forward to align ongoing reporting of the Destination Funds’ realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Shares issued to Target Fund shareholders from the Destination Fund, along with the exchange ratio of the reorganization for the Destination Funds, were as follows (shares of these Destination Funds that were not the accounting and performance survivor of the applicable reorganization are also shown):

Target Fund	Target Fund Shares	Destination Fund/Class	Destination Fund Shares	Dollar Amount	Exchange Ratio (A)
Transamerica Asset Allocation – Intermediate Horizon	19,476,272	Intermediate Horizon – Class R	27,159,060	$271,590,605	1.39
Transamerica Asset Allocation – Short/Intermediate Horizon	15,572,834	Intermediate Horizon – Class R	17,537,423	175,374,227	1.13
Transamerica Institutional Asset Allocation – Intermediate Horizon (B)	7,629,144	Intermediate Horizon – Class R4	7,629,144	76,291,440	1.00
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	827,949	Intermediate Horizon – Class R4	937,535	9,375,346	1.13
Transamerica Asset Allocation – Intermediate/Long Horizon	11,170,928	Long Horizon – Class R	16,767,394	167,673,942	1.50
Transamerica Asset Allocation – Long Horizon	5,920,486	Long Horizon – Class R	8,192,124	81,921,235	1.38
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	3,139,852	Long Horizon – Class R4	3,990,137	39,901,367	1.27
Transamerica Institutional Asset Allocation – Long Horizon (B)	2,783,722	Long Horizon – Class R4	2,783,722	27,837,217	1.00
Transamerica Asset Allocation – Short Horizon	17,016,521	Short Horizon – Class R	19,751,448	197,514,479	1.16
Transamerica Institutional Asset Allocation – Short Horizon (B)	1,072,255	Short Horizon – Class R4	1,072,255	10,722,549	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.
(B)	Accounting and performance survivor.

The net assets of the Target Funds, including unrealized appreciation (depreciation), were combined with those of the Destination Funds. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Asset Allocation – Intermediate Horizon	$8,469,628	$271,590,605	Intermediate Horizon	$—	$532,631,618
Transamerica Asset Allocation – Short/Intermediate Horizon	1,311,719	175,374,227
Transamerica Institutional Asset Allocation – Intermediate Horizon (A)	7,145,960	76,291,440
Transamerica Institutional Asset Allocation – Short/Intermediate Horizon	199,758	9,375,346
Transamerica Asset Allocation – Intermediate/Long Horizon	11,807,707	167,673,942	Long Horizon	—	317,333,761
Transamerica Asset Allocation – Long Horizon	9,422,999	81,921,235
Transamerica Institutional Asset Allocation – Intermediate/Long Horizon	5,232,915	39,901,367
Transamerica Institutional Asset Allocation – Long Horizon (A)	4,123,183	27,837,217

Transamerica Funds	Annual Report 2017

NOTES TO FINANCIAL STATEMENTS (continued)

At October 31, 2017

12. REORGANIZATION (continued)

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Transamerica Asset Allocation – Short Horizon	$(101,572)	$197,514,479	Short Horizon	$ —	$208,237,028
Transamerica Institutional Asset Allocation – Short Horizon (A)	65,975	10,722,549

(A)	Accounting and performance survivor.

Assuming the reorganizations had been completed as of the beginning of the annual reporting period of the relevant accounting and performance survivors, the pro forma results of operations for the period ended October 31, 2017 would have been as follows:

Destination Fund	Reporting Period Beginning Date	Net Investment Income (Loss)	Net Realized and Change in Unrealized Gain (Loss)	Net Increase (Decrease) in Net Assets Resulting from Operations
Intermediate Horizon	January 1, 2017	$3,768,845	$39,378,392	$43,147,237
Long Horizon	January 1, 2017	587,772	37,825,899	38,413,671
Short Horizon	January 1, 2017	2,573,215	5,401,530	7,974,745

Because the combined investment funds have been managed as single integrated funds since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings of the Target Funds that have been included in the Destination Funds’ Statements of Operations.

13. CUSTODY OUT-OF-POCKET EXPENSE

In December 2015, State Street, the Funds’ custodian, identified inconsistencies in the way in which clients were invoiced for categories of expenses, particularly those deemed out-of-pocket costs, during an 18-year period going back to 1998. The issue was the result of inaccurate billing rates that were not subsequently reviewed or adjusted. The amount of the difference in what was charged and what should have been charged, plus interest, was paid back to the Funds in September 2016 as a reimbursement. The amounts applicable to each Fund, if any, were recognized as a change in accounting estimate and are reflected in Reimbursement of custody fees within the Statements of Operations. This resulted in a decrease in Net expenses and an overall increase in Net assets.

Transamerica Funds	Annual Report 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Transamerica Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Transamerica Asset Allocation – Conservative Portfolio, Transamerica Asset Allocation – Growth Portfolio, Transamerica Asset Allocation – Moderate Growth Portfolio, Transamerica Asset Allocation – Moderate Portfolio, Transamerica Asset Allocation Intermediate Horizon, Transamerica Asset Allocation Long Horizon, Transamerica Asset Allocation Short Horizon, and Transamerica Multi-Manager Alternative Strategies Portfolio (eight of the funds of the Transamerica Funds, hereafter referred to as the “Funds”), as of October 31, 2017, and the related statements of operations, statements of changes in net assets, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned eight Funds of the Transamerica Funds at October 31, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 27, 2017

Transamerica Funds	Annual Report 2017

SUPPLEMENTAL INFORMATION

(unaudited)

TAX INFORMATION

For dividends paid during the year ended October 31, 2017, the Funds designated the following maximum amounts of qualified dividend income:

Fund	Qualified Dividend Income
Asset Allocation – Conservative	$4,709,183
Asset Allocation – Growth	16,415,795
Asset Allocation – Moderate Growth	24,026,789
Asset Allocation – Moderate	12,678,068
Intermediate Horizon	635,164
Short Horizon	81,338
Multi-Manager Alternative Strategies	137,807

For corporate shareholders, investment income (dividend income plus short-term gains, if any) which qualifies for the maximum dividends received deductions are as follows:

Fund	Dividend Received Deduction Percentage
Asset Allocation – Conservative	6%
Asset Allocation – Growth	62
Asset Allocation – Moderate Growth	41
Asset Allocation – Moderate	27
Intermediate Horizon	25
Short Horizon	5
Multi-Manager Alternative Strategies	3

For tax purposes, the long-term capital gain designations for the year ended October 31, 2017 are as follows:

Fund	Long-Term Capital Gain Designation
Asset Allocation – Conservative	$25,508,202
Asset Allocation – Growth	89,000,827
Asset Allocation – Moderate Growth	128,089,139
Asset Allocation – Moderate	66,643,386

The amounts which represent income derived from sources within, and taxes paid to, foreign countries or possessions of the U.S. are as follows:

Fund	Foreign Source Income	Foreign Taxes
Asset Allocation – Conservative	$3,121,233	$220,264
Asset Allocation – Growth	11,291,739	839,153
Asset Allocation – Moderate Growth	14,883,008	1,094,040
Asset Allocation – Moderate	7,977,037	584,525
Intermediate Horizon	1,211,223	61,096
Long Horizon	1,548,692	78,118
Short Horizon	109,387	5,518
Multi-Manager Alternative Strategies	112,133	11,584

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2017. Complete information will be computed and reported in conjunction with your 2017 Form 1099-DIV.

Transamerica Funds	Annual Report 2017

TRANSAMERICA FUNDS

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL

(unaudited)

At a meeting of the Board of Trustees of Transamerica Funds (the “Trustees” or the “Board”) held on June 7-8, 2017, the Board considered the renewal of the management agreement (the “Management Agreement”) between Transamerica Asset Management, Inc. (“TAM”) and Transamerica Funds, on behalf of each of the following funds (each a “Portfolio” and collectively the “Portfolios”):

Transamerica Asset Allocation – Conservative Portfolio	Transamerica Asset Allocation Intermediate Horizon
Transamerica Asset Allocation – Growth Portfolio	Transamerica Asset Allocation Long Horizon
Transamerica Asset Allocation – Moderate Growth Portfolio	Transamerica Asset Allocation Short Horizon
Transamerica Asset Allocation – Moderate Portfolio	Transamerica Multi-Manager Alternative Strategies Portfolio

For the Portfolios listed in the left column below, the Board also considered the renewal of the investment sub-advisory agreements (each a “Sub-Advisory Agreement,” and collectively the “Sub-Advisory Agreements” and, together with the Management Agreement, the “Agreements”) between TAM and the corresponding sub-advisers listed in the right column below (each a “Sub-Adviser” and collectively the “Sub-Advisers”).

Portfolio	Sub-Adviser
Transamerica Asset Allocation – Conservative Portfolio	Morningstar Investment Management LLC
Transamerica Asset Allocation – Growth Portfolio	Morningstar Investment Management LLC
Transamerica Asset Allocation – Moderate Growth Portfolio	Morningstar Investment Management LLC
Transamerica Asset Allocation – Moderate Portfolio	Morningstar Investment Management LLC
Transamerica Multi-Manager Alternative Strategies Portfolio	Aegon USA Investment Management, LLC

Following its review and consideration, the Board determined that the terms of the Management Agreement and each Sub-Advisory Agreement were reasonable and that the renewal of each of the Agreements was in the best interests of the applicable Portfolio and its shareholders. The Board, including the independent members of the Board (the “Independent Trustees”), unanimously approved the renewal of each of the Agreements through June 30, 2018.

Prior to reaching their decision, the Trustees requested and received from TAM and each Sub-Adviser certain information. They then reviewed such information as they deemed reasonably necessary to evaluate the Agreements, including information they had previously received from TAM and each Sub-Adviser as part of their regular oversight of each Portfolio, and knowledge they gained over time through meeting with TAM and each Sub-Adviser. Among other materials, the Trustees considered comparative fee, expense and performance information prepared by Broadridge Financial Services, Inc. (“Broadridge”), an independent provider of mutual fund performance information, as well as fee, expense and profitability information prepared by TAM. To the extent applicable, the Trustees considered information about fees and performance of comparable funds and/or accounts managed by each Sub-Adviser. In their review, the Trustees also sought to identify Portfolios for which the performance, fees, total expenses and/or profitability appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

In their deliberations, the Independent Trustees met privately without representatives of TAM or any Sub-Adviser present and were represented throughout the process by independent legal counsel. In considering the proposed continuation of each of the Agreements, the Trustees evaluated and weighed a number of considerations that they believed to be relevant in light of the legal advice furnished to them by counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. They based their decisions on the considerations discussed below, among others, although they did not identify any particular consideration or item of information that was controlling of their decisions, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of the Services Provided

The Board considered the nature, extent and quality of the services provided by TAM and each Sub-Adviser to the applicable Portfolio in the past and the services anticipated to be provided in the future. The Board also considered the investment approach for each Portfolio; the experience, capability and integrity of TAM’s senior management; the financial resources of TAM; TAM’s management oversight process; TAM’s and each Sub-Adviser’s responsiveness to any questions by the Trustees; and the professional qualifications and compensation program of the portfolio management team of each Sub-Adviser. The Trustees noted that they receive, on a quarterly basis, an execution analysis from Capital Institutional Services, Inc. (CAPIS), an independent provider of trade analyses, for each applicable Sub-Adviser and a comparison of trading results against a peer universe of managers.

The Board also considered the continuous and regular investment management and other services provided by TAM, when acting as a manager of managers, for the portion of the management fee it retains from each Portfolio after payment of the sub-advisory fees. The Board noted that the investment management and other services provided by TAM include the design, development and ongoing

Transamerica Funds	Annual Report 2017

TRANSAMERICA FUNDS

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

review and evaluation of each Portfolio and its investment strategy; the selection, oversight and monitoring of one or more investment sub-advisers to perform certain duties with respect to the Portfolios; ongoing portfolio trading oversight and analysis; risk management oversight and analysis; design, development, implementation and ongoing review and evaluation of a process for the valuation of Portfolio investments; design, development, implementation and ongoing review and evaluation of a compliance program for the Portfolios; design, development, implementation and ongoing review and evaluation of a process for the voting of proxies and exercise of rights to consent to corporate action for Portfolio investments; participation in Board meetings and oversight of preparation of materials for the Board, including materials for Board meetings and regular communications with the Board; oversight of preparation of the Portfolios’ prospectuses, statements of additional information, shareholder reports and other disclosure materials and regulatory filings for the Portfolios; and ongoing cash management services. The Board considered that TAM’s investment management services also include the provision of supervisory and administrative services to each Portfolio. The Board also noted that TAM, as part of the services it provides to all Transamerica mutual funds, including the Portfolios, oversees the services provided by the funds’ custodian, transfer agent, independent accountant and legal counsel, and supervises the performance of the recordkeeping and shareholder functions of the funds.

Investment Performance

In addition, the Board considered the short- and longer-term performance, as applicable, of each Portfolio in light of its investment objective, policies and strategies, including relative performance against (i) a peer universe of comparable mutual funds, as prepared by Broadridge, and (ii) the Portfolio’s benchmark(s), in each case for various trailing periods ended December 31, 2016. The Board’s conclusions as to performance are summarized below. In describing a Portfolio’s performance relative to its peer universe, the summary conclusions characterize performance for the relevant periods in relation to whether it was “above,” “below” or “in line with” the peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, performance is described as “above” median if a Portfolio’s performance ranked anywhere in the first or second quintiles, as “below” median if it ranked anywhere in the fourth or fifth quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise return was somewhat above or somewhat below the precise median return).

When considering each Portfolio’s performance, the Trustees considered any representations made by TAM regarding the appropriateness of certain peer groups and benchmarks. They recognized that performance reflects a snapshot of a period as of a specific date, and that consideration of performance data for a different period could generate different performance results. The Trustees also recognized that even longer-term performance can be negatively affected by performance over a short-term period when that short-term performance is significantly below the performance of the comparable benchmark or universe of peer funds.

Transamerica Asset Allocation – Conservative Portfolio. The Board noted that the performance of Class A Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of Class A Shares of the Portfolio was above its primary benchmark for the past 1- and 5-year periods and below its primary benchmark for the past 3- and 10-year periods

Transamerica Asset Allocation – Growth Portfolio. The Board noted that the performance of Class A Shares of the Portfolio was above the median for its peer universe for the past 1-, 3- and 5-year periods and in line with the median for the past 10-year period. The Board also noted that the performance of Class A Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Moderate Growth Portfolio. The Board noted that the performance of Class A Shares of the Portfolio was in line with the median for its peer universe for the past 1-, 3- and 5-year periods and below the median for the past 10-year period. The Board also noted that the performance of Class A Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation – Moderate Portfolio. The Board noted that the performance of Class A Shares of the Portfolio was in line with the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class A Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods.

Transamerica Asset Allocation Intermediate Horizon. The Board noted that the performance of Class R4 Shares of the Portfolio was in line with the median for its peer universe for the past 3-, 5- and 10-year periods and below the median for the past 1-year period. The Board also noted that the performance of Class R4 Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Portfolio had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Portfolio had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation – Intermediate Horizon, effective as of that date in place of its own historical performance record.

Transamerica Funds	Annual Report 2017

TRANSAMERICA FUNDS

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Transamerica Asset Allocation Long Horizon. The Board noted that the performance of Class R4 Shares of the Portfolio was above the median for its peer universe for the past 3- and 5-year periods and in line with the median for the past 1- and 10-year periods. The Board also noted that the performance of Class R4 Shares of the Portfolio was below its benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees noted that the Portfolio had acquired the assets and assumed the liabilities of four Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Portfolio had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation – Long Horizon, effective as of that date in place of its own historical performance record.

Transamerica Asset Allocation Short Horizon. The Board noted that the performance of Class R4 Shares of the Portfolio was above the median for its peer universe for the past 1-, 3-, 5- and 10-year periods. The Board also noted that the performance of Class R4 Shares of the Portfolio was above its benchmark for the past 1- and 5-year periods and below its benchmark for the past 3- and 10-year periods. The Trustees noted that the Portfolio had acquired the assets and assumed the liabilities of two Transamerica Partners funds on May 19, 2017. As a result of that transaction, and based on published guidance from the staff of the Securities and Exchange Commission, the Portfolio had assumed the performance history of the performance survivor, Transamerica Institutional Asset Allocation – Short Horizon, effective as of that date in place of its own historical performance record.

Transamerica Multi-Manager Alternative Strategies Portfolio. The Board noted that the performance of Class A Shares of the Portfolio was above the median for its peer universe for the past 10-year period, in line with the median for the past 1-year period, and below the median for the past 3- and 5-year periods. The Board also noted that the performance of Class A Shares of the Portfolio was below its primary benchmark for the past 1-, 3-, 5- and 10-year periods. The Trustees discussed the reasons for the underperformance with TAM and TAM agreed to continue to closely monitor and report to the Board on the performance of the Portfolio. The Board noted that the Portfolio had made certain changes to its investment strategy in March 2016. The Board also noted that Goldman Sachs Asset Management, LP would commence subadvising the Portfolio on or about July 7, 2017.

Based on these considerations, the Board determined that TAM and each Sub-Adviser can provide investment and related services that are appropriate in scope and extent in light of the applicable Portfolio’s investment objectives, policies and strategies and operations, the competitive landscape of the investment company business and investor needs.

Management and Sub-Advisory Fees and Total Expense Ratios

The Board considered the management fee and total expense ratio of each Portfolio, including information provided by Broadridge comparing the management fee and total expense ratio of each Portfolio to the management fees and total expense ratios of comparable investment companies in both a peer group and broader peer universe compiled by Broadridge. The Board’s conclusions as to management fees and total expense ratios are summarized below. In describing a Portfolio’s management fee and total expense ratio relative to its peer group and peer universe, the summary conclusions characterize management fees and total expense ratios for the relevant periods in relation to whether they were “above,” “below” or “in line with” the peer group or peer universe median and do so using quintile rankings prepared by Broadridge. For simplicity, management fees and total expense ratios are described as “above” median if a Portfolio’s management fee or total expense ratio ranked anywhere in the fourth or fifth quintiles, as “below” median if it ranked anywhere in the first or second quintiles, or “in line with” the median if it ranked anywhere in the third quintile (i.e., even if its precise management fee or total expense ratio was somewhat above or somewhat below the precise median management fee or total expense ratio). The Board also considered the fees charged by the Sub-Advisers for sub-advisory services, as well as the portion of a Portfolio’s management fee retained by TAM following payment of the sub-advisory fee(s) and how the portion of the contractual management fee retained by TAM at a specified asset level compared to the portions retained by other investment advisers managing mutual funds with similar investment strategies as calculated by an independent provider of information.

Transamerica Asset Allocation – Conservative Portfolio. The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Growth Portfolio. The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Moderate Growth Portfolio. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/

Transamerica Funds	Annual Report 2017

TRANSAMERICA FUNDS

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

or reimbursements) of Class A Shares of the Portfolio were above the median for its peer group and in line with the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation – Moderate Portfolio. The Board noted that the Portfolio’s contractual management fee was below the median for its peer group and in line with the median for its peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A Shares of the Portfolio were in line with the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation Intermediate Horizon. The Board noted that the Portfolio’s contractual management fee was in line with the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation Long Horizon. The Board noted that the Portfolio’s contractual management fee and the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Portfolio were below the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Asset Allocation Short Horizon. The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class R4 Shares of the Portfolio were below the median for its peer group and above the median for its peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

Transamerica Multi-Manager Alternative Strategies Portfolio. The Board noted that the Portfolio’s contractual management fee was below the medians for its peer group and peer universe and that the actual total expenses (i.e., expenses reflecting any waivers and/or reimbursements) of Class A Shares of the Portfolio were above the medians for its peer group and peer universe. The Trustees also considered that TAM has entered into an expense limitation arrangement with the Portfolio, which may result in TAM waiving fees for the benefit of shareholders.

On the basis of these considerations, together with the other information it considered, the Board determined that the management and sub-advisory fees to be received by TAM and the Sub-Advisers under the Management Agreement and each Sub-Advisory Agreement are reasonable in light of the services provided.

Cost of Services Provided and Level of Profitability

The Board reviewed information provided by TAM about the cost of providing and procuring fund management services, as well as the costs of the provision of administration, transfer agency and other services, to each Portfolio and to Transamerica Funds as a whole by TAM and its affiliates. The Board considered the profitability of TAM and its affiliates in providing these services for each Portfolio and Transamerica Funds as a whole. The Trustees recognized the competitiveness of the mutual fund industry and the importance of an investment adviser’s long-term profitability, including for maintaining company and management stability and accountability.

The Board also considered the allocation methodology used for calculating the profitability of TAM and its affiliates. The Board noted that the revenue and expense allocation methodology used by TAM to estimate its profitability with respect to its relationship with the Portfolios had been reviewed previously by an independent consultant. The Trustees considered that TAM had not made material changes to this methodology, which had been applied consistently for each Portfolio.

With respect to the Sub-Advisers, the Board noted that the sub-advisory fees are the product of arm’s-length negotiation between TAM and the applicable Sub-Adviser, which is not affiliated with TAM (with the exception of those fees paid to Aegon USA Investment Management, LLC (“AUIM”), which is affiliated with TAM), and are paid by TAM and not the applicable Portfolio. As a result, for those Portfolios not sub-advised by AUIM, the Board focused on the profitability of TAM and its affiliates with respect to the applicable Portfolio. For Transamerica Multi-Manager Alternative Strategies Portfolio, sub-advised by AUIM, the Board noted that information about AUIM’s revenues and expenses was incorporated into the profitability analysis for TAM and its affiliates with respect to the Portfolio. As a result, the Board focused on profitability information for TAM and its affiliates and AUIM in the aggregate.

Based on this information, the Board determined that the profitability of TAM and its affiliates from their relationships with the Portfolios was not excessive.

Transamerica Funds	Annual Report 2017

TRANSAMERICA FUNDS

MANAGEMENT AND SUB-ADVISORY AGREEMENTS — CONTRACT RENEWAL (continued)

(unaudited)

Economies of Scale

The Board considered economies of scale with respect to the management of each Portfolio, whether the Portfolio had appropriately benefited from any economies of scale and whether there was the potential for realization of any future economies of scale. The Board also considered the existence of economies of scale with respect to management of the Transamerica mutual funds overall and the extent to which the Portfolios benefited from any economies of scale. The Board recognized that, as a Portfolio’s assets increase, any economies of scale realized by TAM or a Sub-Adviser may not directly correlate with each other or with any economies of scale that might be realized by the Portfolio. The Board considered each Portfolio’s management fee schedule and the existence of breakpoints, if any, and also considered the extent to which TAM shared economies of scale, if any, with the Portfolios through its undertakings to limit or reimburse Portfolio expenses and to invest in maintaining and developing its capabilities and services. The Board also considered each Sub-Adviser’s sub-advisory fee schedule and the existence of breakpoints, if any, and how such breakpoints relate to any breakpoints in the applicable Portfolio’s management fee schedule. The Trustees concluded that each Portfolio’s fee structure reflected an appropriate sharing of any efficiencies or economies of scale to date and noted that they will have the opportunity to periodically reexamine the appropriateness of the management fees payable to TAM and the fees paid to the Sub-Advisers in light of any economies of scale experienced in the future.

Benefits to TAM, its Affiliates and the Sub-Advisers from their Relationships with the Portfolios

The Board considered other benefits derived by TAM, its affiliates, and/or the Sub-Advisers from their relationships with the Portfolios. The Board noted that TAM does not receive benefits from research obtained with commissions paid to broker-dealers for portfolio transactions (“soft dollars”) as a result of its relationships with the Portfolios.

Other Considerations

The Board noted that TAM has made a substantial commitment to the recruitment and retention of high quality personnel and maintains the financial, compliance and operational resources reasonably necessary to manage each Portfolio in a professional manner that is consistent with the best interests of the Portfolio and its shareholders. In this regard, the Board favorably considered the procedures and policies TAM has in place to enforce compliance with applicable laws and regulations and oversee the portfolio management activities of the Sub-Advisers. The Board also noted that TAM has made a significant entrepreneurial commitment and undertaken certain business risks with respect to the management and success of the Portfolios.

Conclusion

After consideration of the factors described above, as well as other factors, the Trustees, including the Independent Trustees, concluded that the renewal of the Management Agreement and each Sub-Advisory Agreement was in the best interests of the applicable Portfolio and its shareholders and voted to approve the renewal of the Agreements.

Transamerica Funds	Annual Report 2017

Management of the Trust

Board Members and Officers

(unaudited)

The members of the Board (“Board Members”) and executive officers of each Trust are listed below.

Interested Board Member means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of each Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” Independent Board Member means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each Fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each Fund and the operation of each Fund by its officers. The Board also reviews the management of each Fund’s assets by the investment manager and its respective sub-adviser.

The Funds are among the Funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica ETF Trust (“TET”); (ii) Transamerica Funds (“TF”); (iii) Transamerica Series Trust (“TST”); (iv) Transamerica Partners Funds Group (“TPFG”); (v) Transamerica Partners Funds Group II (“TPFG II”); (vi) Transamerica Partners Funds (“TPP”); and (vii) Transamerica Asset Allocation Variable Funds (“TAAVF”). The Transamerica Fund Family consists of 136 funds as of the date of this Annual Report.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202.

The Board Members, their age, their positions with the Trust, and their principal occupations for the past five years (their titles may have varied during that period), the number of funds in the Transamerica Fund Family the Board Member oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Name	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBERS
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2014

Chairman of the Board, President and Chief Executive Officer, TF, TST, TPP, TPFG, TPFG II and TAAVF (2014 – present);

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Income Shares, Inc. (“TIS”) (2014 – 2015);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

				136	Director, Massachusetts Fidelity Trust Company (2014 – present);Director, Aegon Global Funds (since 2016)

Transamerica Funds	Annual Report 2017

Name	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INTERESTED BOARD MEMBERS — continued
Marijn P. Smit (continued)

Vice President, Transamerica Life Insurance Company (2010 – present);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016);

Senior Vice President, Transamerica Retirement Solutions Corporation (2012 – present); and

President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

Alan F. Warrick (69)	Board Member	Since 2012	Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2012 – present); Board Member, TIS (2012 – 2015); Consultant, Aegon USA (2010 – 2011); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); Retired (2010 – present); and Managing Director for Strategic Business Development, Aegon USA (1994 – 2010).	131	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (65)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2008 – present); Board Member, TIS (2008 – 2015); Board Member, Transamerica Investors, Inc. (“TII”) (2003 – 2010); and Partner, KPMG (1975 – 1999).	131	Big 5 Sporting Goods (2002 – present); Southern Company Gas (energy services holding company) (2008 – present)
Leo J. Hill (61)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, TF (2002 – present); Board Member, TIS (2002 – 2015); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present);	131	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)

Transamerica Funds	Annual Report 2017

Name	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Leo J. Hill (continued)

Board Member, TII (2008 – 2010);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994); and

Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

David W. Jennings (71)	Board Member	Since 2009	Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2009 – present); Board Member, TIS (2009 – 2015); Board Member, TII (2009 – 2010); Managing Director, Hilton Capital Management, LLC (2010 – present); Principal, Maxam Capital Management, LLC (2006 – 2008); and Principal, Cobble Creek Management LP (2004 – 2006).	131	N/A
Russell A. Kimball, Jr. (73)	Board Member	Since 1986	General Manager, Sheraton Sand Key Resort (1975 – present); Board Member, TST (1986 – present); Board Member, TF, (1986 – 1990), (2002 – present); Board Member, TIS (2002 – 2015); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); and Board Member, TII (2008 – 2010).	131	N/A

Transamerica Funds	Annual Report 2017

Name	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
Fredric A. Nelson III (60)	Board Member	Since 2017	Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2017 – present); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, JP Morgan Investment Management (1994 – 2003); and Head of U.S. Equity, Bankers Trust Company (2000 – 2003); Managing Director, (1981 – 1994); Head of Global Quantitative Investments Group (1989 – 1994).	131	N/A
John Edgar Pelletier (53)	Board Member	Since 2017	Board Member, TF, TST, TPP, TPFG, TPFG II and TAAVF (2017 – present); Director, Center for Financial Literacy, Champlain College (2010 – present); Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm) (2009 – present); Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – present); Chief Legal Officer, Eaton Vance Corp. (2007 – 2008); and Executive Vice President and Chief Operating Officer, Natixis Global Associates (2004 – 2007); General Counsel (1997 – 2004).	131	N/A
Patricia L. Sawyer (67)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TIS (2007 – 2015); Board Member, TII (2008 – 2010); Board Member, TPP, TPFG, TPFG II and TAAVF (1993 – present); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	131	Honorary Trustee, Bryant University (1996 – present)

Transamerica Funds	Annual Report 2017

Name	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships During the Past Five Years
INDEPENDENT BOARD MEMBERS — continued
John W. Waechter (65)	Board Member	Since 2005	Partner, Englander Fischer (2016 – present); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TIS (2004 – 2015); Board Member, TF (2005 – present); Board Member, TPP, TPFG, TPFG II and TAAVF (2007 – present); Board Member, TII (2008 – 2010); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004).	131	Operation
PAR, Inc.

(non-profit
organization)

(2008 –
present);

Remember
Honor
Support, Inc.
(non-profit
organization)

(2013 –
present)Board
Member,
WRH Income
Properties,
Inc.

(real estate)

(2014 –
present);
Boley PAR,
Inc. (2016 –
present)

*	Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

Transamerica Funds	Annual Report 2017

Officers:

The mailing address of each officer is c/o Secretary, 1801 California Street, Suite 5200, Denver, CO 80202. The following table shows information about the officers, including their year of birth, their positions held with the Trust and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

Name:	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Marijn P. Smit (44)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Table Above.
Tané T. Tyler (52)	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	Since 2014

Vice President, Associate General Counsel, Chief Legal Officer and Secretary, Transamerica Funds, TST, TPP, TPFG, TPFG II and TAAVF (2014 – present);

Assistant General Counsel, Chief Legal Officer and Secretary, TIS (2014 – 2015);

Director, Vice President, Assistant General Counsel and Secretary, TAM and TFS (2014 – present);

Senior Vice President, Secretary and General Counsel, ALPS, Inc., ALPS Fund Services, Inc. and ALPS Distributors, Inc. (2004 – 2013); and

Secretary, Liberty All-Star Funds (2005-2013).

Christopher A. Staples (47)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services (2007 – present), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), Transamerica Funds and TST;

Vice President and Chief Investment Officer, Advisory Services (2007 – 2015), Senior Vice President – Investment Management (2006 – 2007), Vice President – Investment Management (2005 – 2006), TIS;

Senior Director, Investments, TPP, TPFG, TPFG II and TAAVF (2007 – present);

Vice President and Chief Investment Officer (2007 – 2010); Vice President – Investment Administration (2005 – 2007), TII;

Director (2005 – present), Senior Vice President (2006 – present), TAM;

Director, TFS (2005 – present); and Assistant Vice President, Raymond James & Associates (1999 – 2004).

Transamerica Funds	Annual Report 2017

Name:	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas R. Wald (57)	Chief Investment Officer	Since 2014

Chief Investment Officer, Transamerica Funds, TST, TPP, TPFG, TPFG II and TAAVF (2014 – present);

Chief Investment Officer, TIS (2014 – 2015);

Senior Vice President and Chief Investment Officer, TAM (2014 – present);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – present);

Vice President and Client Portfolio Manager, Curian Capital, LLC (2012 – 2014);

Portfolio Manager, Tactical Allocation Group, LLC (2010 – 2011);

Mutual Fund Manager, Munder Capital Management (2005 – 2008); and

Mutual Fund Manager, Invesco Ltd. (1997 – 2004).

Vincent J. Toner (47)	Vice President and Treasurer	Since 2014

Vice President and Treasurer (2014 – present) Transamerica Funds, TST, TPP, TPFG, TPFG II and TAAVF;

Vice President and Treasurer, TIS (2014 – 2015);

Vice President and Treasurer, TAM and TFS (2014 – present);

Senior Vice President and Vice President, Fund Administration, Brown Brothers Harriman (2010 – 2014); and

Vice President Fund Administration & Fund Accounting, Oppenheimer Funds (2007 – 2010)

Scott M. Lenhart (56)	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2014

Chief Compliance Officer and Anti-Money Laundering Officer, Transamerica Funds, TST, TPP, TPFG, TPFG II and TAAVF (2014 – present), TIS (2014 – 2015);

Chief Compliance Officer and Anti-Money Laundering Officer (2014 – present), Senior Compliance Officer (2008-2014), TAM;

Vice President and Chief Compliance Officer, TFS (2014 – present);

Director of Compliance, Transamerica Investments & Retirement (2014 – present);

Vice President and Chief Compliance Officer, Transamerica Financial Advisors, Inc. (1999 – 2006); and

Assistant Chief Compliance Officer, Raymond James Financial, Inc., Robert Thomas Securities, Inc. (1989 – 1998).

Rhonda A. Mills (51)	Assistant General Counsel, Assistant Secretary	Since 2016	Assistant Secretary, Transamerica Funds, TST, TPP, TPFG, TPFG II and TAAVF (2016 – present); Assistant General Counsel, TAM (2016 – present), High Level Specialist Attorney, TAM (2014 – 2016); Vice President and Associate Counsel, ALPS Fund Services, Inc. (2011 – 2014); Managing Member, Mills Law, LLC (2010 – 2011); Counsel, Old Mutual Capital (2006 – 2009); Senior Counsel, Great-West Life and Annuity Insurance Company (2004 – 2006); and Securities Counsel, J.D. Edwards (2000 – 2003).

*	Elected and serves at the pleasure of the Board of the Trust.

Transamerica Funds	Annual Report 2017

PROXY VOTING POLICIES AND PROCEDURES AND QUARTERLY PORTFOLIO HOLDINGS

(unaudited)

A description of the Transamerica Funds’ proxy voting policies and procedures is available in the Statements of Additional Information of the Funds, available without charge upon request by calling 1-888-233-4339 (toll free) or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting records for the 12 months ended June 30th, no later than August 31st of each year. The Form is available without charge: (1) from the Funds, upon request by calling 1-888-233-4339; and (2) on the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q, which is available on the SEC’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may also visit the Trust’s website at www.transamerica.com for this and other information about the Funds and the Trust.

Important Notice Regarding Delivery of Shareholder Documents

Every year we send shareholders informative materials such as the Transamerica Funds Annual Report, the Transamerica Funds Prospectus, and other required documents that keep you informed regarding your Funds. Transamerica Funds will only send one piece per mailing address, a method that saves your Funds’ money by reducing mailing and printing costs. We will continue to do this unless you tell us not to. To elect to receive individual mailings, simply call a Transamerica Customer Service Representative toll free at 1-888-233-4339, 8 a.m. to 7 p.m. Eastern Time, Monday-Friday. Your request will take effect within 30 days.

Transamerica Funds	Annual Report 2017

NOTICE OF PRIVACY POLICY

(unaudited)

Your privacy is very important to us. We want you to understand what information we collect and how we use it. We collect and use “nonpublic personal information” in connection with providing our customers with a broad range of financial products and services as effectively and conveniently as possible. We treat nonpublic personal information in accordance with our Privacy Policy.

What Information We Collect and From Whom We Collect It

We may collect nonpublic personal information about you from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, and account number;

•	Information about your transactions with us, our affiliates, or others, such as your account balance and purchase/redemption history; and

•	Information we receive from non-affiliated third parties, including consumer reporting agencies.

What Information We Disclose and To Whom We Disclose It

We do not disclose any nonpublic personal information about current or former customers to anyone without their express consent, except as permitted by law. We may disclose the nonpublic personal information we collect, as described above, to persons or companies that perform services on our behalf and to other financial institutions with which we have joint marketing agreements. We will require these companies to protect the confidentiality of your nonpublic personal information and to use it only to perform the services for which we have hired them.

Our Security Procedures

We restrict access to your nonpublic personal information and only allow disclosures to persons and companies as permitted by law to assist in providing products or services to you. We maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information and to safeguard the disposal of certain consumer information.

If you have any questions about our Privacy Policy, please call 1-888-233-4339 on any business day between 8 a.m. and 7 p.m. Eastern Time.

Note:        This Privacy Policy applies only to customers that have a direct relationship with us or our affiliates. If you own shares of our funds in the name of a third party such as a bank or broker-dealer, its privacy policy may apply to you instead of ours.

Transamerica Funds	Annual Report 2017

Customer Service: 1-888-233-4339

1801 California St., Suite 5200 Denver, CO 80202

Distributor: Transamerica Capital, Inc.

www.transamerica.com

In an effort to reduce paper mailings and conserve natural resources, we encourage you to visit our website, www.transamerica.com, to set up an account and enroll in eDelivery.

Transamerica Funds are advised by Transamerica Asset Management, Inc. and distributed by Transamerica Capital, Inc.

25335_ARMFP1017

© 2017 Transamerica Capital, Inc.

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 10/31 (in thousands)
		2017	2016
(a)	Audit Fees	1,382	$1,080
(b)	Audit Related Fees(1)	72	$18
(c)	Tax Fees(2)	504	$259
(d)	All Other Fees(3)	84	$23

(1)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the funds comprising the Registrant, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(2)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the Registrant.
(3)	All Other Fees represent service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2017 and 2016 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)	The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, David W. Jennings, Russell A. Kimball, Jr., Frederic A. Nelson, John E. Pelletier, Patricia L. Sawyer and John W. Waechter.

Item 6:	Schedule of Investments.

(a)	The schedules of investments and consolidated schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 10:	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)	The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smith
Marijn P. Smit
Chief Executive Officer
(Principal Executive Officer)
Date:	April 20, 2018

By:	/s/ Vincent J. Toner
Vincent J. Toner
Treasurer
(Principal Financial Officer)
Date:	April 20, 2018

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer